EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	814870	xxxxxx	31026652	xxxxxx	07/08/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor Exception - Loan exceeds the NSF tolerance for eligibility. 15 NSF occurrences in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026665	xxxxxx	07/08/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-18): Received E-Sign Consent Agreement.	07/18/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026821	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.69489% or Final Disclosure APR of 11.70900% is equal to or greater than the threshold of APOR 6.95% + 3.5%, or 10.45000%. Non-Compliant Higher Priced Mortgage Loan.	The application is dated xxxxxx and the appraisal disclosure was not provided until xxxxxx .		Reviewer Comment (2024-08-12): Client elects to waive. SOL 1 year. Expires xxxxxx Reviewer Comment (2024-07-19): Condition correlates to the Right to Receive appraisal disclosure. Will be addressed upon receipt of disclosure dated within 3 business days of application date.			08/12/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026827	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.		Reviewer Comment (2024-07-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-07-09): SitusAMC received PCCD. Missing LOE to borrower.		07/11/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026828	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	The application is dated xxxxxx and the Loan Estimate was not provided until xxxxxx .	Reviewer Comment (2024-08-12): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-07-19): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application.  In the event a mortgage broker receives the six pieces of information that constitute an application, the timing will start from the time the broker receives the application under § 1026.19(e)(1)(ii).  As a result, the timing for the initial LE on wholesale loans is the earlier of the creditor or broker application date.  On this loan, the LE should have been issued within 3 business days of the application date of xxxxxx .
																	08/12/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026845	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The application is dated xxxxxx and the appraisal disclosure was not provided until xxxxxx .		Reviewer Comment (2024-07-08): Client elects to waive			07/08/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026846	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Timing	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The application is dated xxxxxx and the appraisal disclosure was not provided until xxxxxx .	Reviewer Comment (2024-08-12): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-07-19): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application.  In the event a mortgage broker receives the six pieces of information that constitute an application, the timing will start from the time the broker receives the application under § 1026.19(e)(1)(ii).  As a result, the timing for the initial LE on wholesale loans is the earlier of the creditor or broker application date.  On this loan, the LE should have been issued within 3 business days of the application date of xxxxxx .
																	08/12/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026847	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The application is dated xxxxxx and the List of Homeownership Counseling Organizations was not provided until xxxxxx .		Reviewer Comment (2024-07-08): Client elects to waive			07/08/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026848	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.		Reviewer Comment (2024-07-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-07-09): SitusAMC received PCCD. Missing LOE to borrower.		07/11/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026849	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.		Reviewer Comment (2024-07-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-07-09): SitusAMC received PCCD. Missing LOE to borrower.		07/11/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814870	xxxxxx	31026853	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure did not provide the reason for not having an escrow account established.		Reviewer Comment (2024-07-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-07-09): SitusAMC received PCCD. Missing LOE to borrower.		07/11/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814870	xxxxxx	31054904	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-19): Received OFAC Search run on Settlement Agent, xxxxxx. Exception cleared.	07/19/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814870	xxxxxx	31062957	xxxxxx	07/08/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA's license number.		Reviewer Comment (2024-07-18): CPA license number provided	07/18/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816048	xxxxxx	31330261	xxxxxx	07/23/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $12,196.49 is less than Cash From Borrower $440,135.42.	Documented qualifying Assets for Closing of $12,196.49 is less than Cash From Borrower $440,135.42.		Reviewer Comment (2024-08-05): As per closing settlement statement updated correct amount of $167,925.11. Exception cleared. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330262	xxxxxx	07/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient. Require verification of policy with sufficient coverage OR copy of insurer's replacement cost estimate supporting current coverage amount.		Reviewer Comment (2024-08-02): Loan amount is covered by dwelling. Exception Cleared. Reviewer Comment (2024-07-26): Provided hazard insurance document is already in file. Require verification of policy with sufficient coverage Or copy of insurer's replacement cost estimate supporting current coverage amount. Exception Remains.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330263	xxxxxx	07/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330264	xxxxxx	07/23/2024	Credit	Asset	Asset Documentation	Asset	Insufficient funds for Reserves. Guidelines require	$9,337.98, and verified reserves are $0.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330265	xxxxxx	07/23/2024	Credit	Business Purpose	General	Business Purpose	Insufficient funds for Reserves.	Guidelines require $9,337.98 of reserves, and verified reserves are $0.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828059	xxxxxx	33505973	xxxxxx	05/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		A PUD rider is attached to the DOT, however the appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2025-06-04): Updated appraisal provided	06/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33506050	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-04): Received UDM report dated xxxxxx . Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33506209	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not xxxxxx Licensed at Time of Application	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Individual Loan Originator not xxxxxx licensed or registered at time of application.	Per the xxxxxx, the Loan Originator was not licensed to conduct business until xxxxxx . License must be active from time of application through time of closing. The initial application was taken by a different LO than on the final documents. Provide the attestation for review as to when the LO changed and verifying if any business was conducted by the current LO up until licensing was active.		Reviewer Comment (2025-06-03): Attestation received that LO did not perform any MLO activity until in active status. Reviewer Comment (2025-06-02): The LOE is not acceptable. An attestation from the current LO needs to be provided noting if any business was conducted by them on the file prior to licensing being active.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33521909	xxxxxx	05/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1099 program permitted for individual(s) earning 100% commission or for independent contractors. The 1099's are paid to an LLC vs individual.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects to waive with verified compensation factors			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522161	xxxxxx	05/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.78519% exceeds Guideline total debt ratio of 45.00000%.	Max DTI is 45% for FTHB. Investor exception in file, however comp factors are incorrect. Residual income is not 1.5x the amount required above the max. Provide the updated exception form.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects with verified compensation factors			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522164	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA xxxxxxR - Individual Originator License Status Not Approved	Truth in Lending Act (xxxxxxR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Per the xxxxxx, the Loan Originator was not licensed to conduct business until xxxxxx . License must be active from time of application through time of closing. The initial application was taken by a different LO than on the final documents. Provide the attestation for review as to when the LO changed and verifying if any business was conducted by the current LO up until licensing was active.		Reviewer Comment (2025-06-03): Attestation received that LO did not perform any MLO activity until in active status. Reviewer Comment (2025-06-02): The LOE is not acceptable. An attestation from the current LO needs to be provided noting if any business was conducted by them on the file prior to licensing being active.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522165	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Max DTI is 45% for FTHB.		Reviewer Comment (2025-05-29): Loan designation updated to Non-QM. Condition no longer applies.	05/29/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522166	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.78519% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max DTI is 45% for FTHB.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects with verified compensation factors			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522167	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The subject to appraisal was received xxxxxx . The fee was not disclosed until xxxxxx which is outside of the 3 day timing requirement.		Reviewer Comment (2025-06-11): SitusAMC received rebuttal comment and as per the COC dated xxxxxx . Reviewer Comment (2025-06-02): SItusAMC received LE and COC which are already in file. However, the reason provided on COC dated xxxxxx is not sufficient for adding Appraisal Re-inspection fee of $240 on LE dated xxxxxx . Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828059	xxxxxx	33522168	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max DTI is 45% for FTHB.		Reviewer Comment (2025-05-29): Loan designation updated to Non-QM. Condition no longer applies.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828231	xxxxxx	33272946	xxxxxx	04/17/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-04-21): Received E-sign Consent Agreement. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828231	xxxxxx	33273914	xxxxxx	04/17/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Counseling Agencies Disclosure Not in File	xxxxxx HB1399 - No evidence of required counseling disclosure language per xxxxxx HB 1399.			Reviewer Comment (2025-04-15): Client elects to waive			04/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828231	xxxxxx	33276973	xxxxxx	04/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. Ledger, Lease, and LOE provided stating the do not completed third party forms, however this is not acceptable as it does not meet the guideline requirements then. .		Reviewer Comment (2025-04-23): Per client email received, the guidelines do not reflect a xxxxxx VOR form needs to be completed and other third party documents are acceptable. Ledger, Lease and LOE provided.	04/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828231	xxxxxx	33281548	xxxxxx	04/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: City reflects xxxxxx vs. Note which reflects xxxxxx		Reviewer Comment (2025-04-28): Email from title with corrections provided Reviewer Comment (2025-04-24): The correct and incorrect title polices are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title). Reviewer Comment (2025-04-18): Address affidavit does not clear this condition. All addresses must match.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828644	xxxxxx	33249468	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-04-22): Received HUD/GSA/LDP. Exception cleared. Reviewer Comment (2025-04-21): Received OFAC search run on settlement agent, xxxxxx. Provide HUD/GSA/LDP or updated fraud report. Exception remains.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828644	xxxxxx	33249624	xxxxxx	04/17/2025	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA reflects an appraisal was reviewed with an effective date of xxxxxx . The appraisal in file has an effective date of xxxxxx , which is a completely different appraisal.		Reviewer Comment (2025-04-22): Appraisal provided Reviewer Comment (2025-04-18): An updated CDA does not clear this condition. There is evidence a new appraisal was completed for this loan with different effective dates. The xxxxxx appraisal must be provided for review a this is not an updated appraisal but a whole different appraisal.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828644	xxxxxx	33249733	xxxxxx	04/17/2025	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The 1004D recert of value reflects it is for an appraisal with an effective date of xxxxxx . The appraisal we have in file has an effective date of xxxxxx , which is a completely different appraisal.		Reviewer Comment (2025-04-18): 1004D provided for xxxxxx appraisal	04/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828644	xxxxxx	33249784	xxxxxx	04/17/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	680 minimum FICO for first time investor.		Reviewer Comment (2025-04-21): Updated pre-close scored credit report provided with updated scores. Reviewer Comment (2025-04-18): No new documents received. Please try uploading again.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828644	xxxxxx	33279421	xxxxxx	04/17/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Cash-out not eligible for 1st time investor		Reviewer Comment (2025-04-29): Property profile report, Lender LOE and deeds provided to support borrower was deeded on xxxxxx, then property was heired to two non-borrowing individuals on xxxxxx and the back borrower as well on xxxxxx. Reviewer Comment (2025-04-24): Based on the property profile report provided, the borrower was deeded on xxxxxx with recording of deed on xxxxxx and then deeded off the same day with recording of deed xxxxxx . The current and only owner is xxxxxx. Reviewer Comment (2025-04-22): There is no property profile report in file. Provide for review.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829540	xxxxxx	33244156	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-04-17): Final SS provided	04/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829540	xxxxxx	33247708	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		xxxxxx Judgment in the amount of $xxxxxx (item 21). Final HUD not provided to determine if paid through closing.		Reviewer Comment (2025-04-18): Supplement provided reflecting item is deleted.	04/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829540	xxxxxx	33248395	xxxxxx	04/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provided VOR and 5 months receipt of rental payments for borrower's primary residence. Pending receipt of 8/2024 payment.		Reviewer Comment (2025-04-21): Received Cashier's Check verifying July, Aug and Sep rent payment. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829540	xxxxxx	33248502	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance only is not checked.		Reviewer Comment (2025-04-17): Updated NOO provided	04/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829540	xxxxxx	33308572	xxxxxx	04/18/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		There are two PPP addendums to the Note in file and 2 PPP riders to the DOT in file. One reflects PPP on original loan amount and the other on the prepaid loan amount.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-18): Client elects to waive			04/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32950870	xxxxxx	03/06/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI does not reflect xxxxxx		Reviewer Comment (2025-03-12): Per client and seller email, there should be no xxxxxx. See new conditions	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32950871	xxxxxx	03/06/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA does not reflect xxxxxx		Reviewer Comment (2025-03-12): Per client and seller email, there should be no xxxxxx. See new conditions	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32950879	xxxxxx	03/06/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-04-29): FTP provided	04/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32951405	xxxxxx	03/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence of delivery in the file reflects an appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-03-12): Prelim appraisal provided	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32951523	xxxxxx	03/06/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal does not reflect xxxxxx		Reviewer Comment (2025-03-12): Per client and seller email, there should be no xxxxxx. See new conditions	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32970231	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The policy reflects Summer Taxes for January are due and provided a payoff amount, however only Winter Taxes were paid on the Final CD.		Reviewer Comment (2025-04-29): Clear FTP provided	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	32970245	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-04-29): 1008 provided	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	33024502	xxxxxx	03/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per client and seller email post review, there should be no xxxxxx in the address. Provide the corrected 1003, PC-CD, Title Policy and Flood Cert. Also, provide the corrected and executed Note, DOT+ Riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-05-07): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-06): Updated flood cert and endorsement to title provided. Still pending receipt of all other correct documents per the original condition ( executed DOT + Riders, LOE to borrower for corrected documents, evidence of delivery to the borrower, and lender's LOI.

Reviewer Comment (2025-05-02): Comments on 5/2 appear to be for the Seller. See DD comments form xxxxxx on outstanding docs. Received corrected PC-CD and LOE to borrower for PC-CD. Flood Cert and FTP provided still reflect xxxxxx. Also still pending receipt of all other correct documents per the original condition (executed DOT + Riders, LOE to borrower for corrected documents, evidence of delivery to the borrower, and lender's LOI.

Reviewer Comment (2025-04-29): Received corrected PC-CD and LOE to borrower for PC-CD. Flood Cert and FTP provided still reflect xxxxxx. Also still pending receipt of all other correct documents per the original condition ( executed DOT + Riders, LOE to borrower for corrected documents, evidence of delivery to the borrower, and lender's LOI.

Reviewer Comment (2025-04-24): Received the corrected and executed Note and 1003. None of the other documents per the original condition were provided. Pending receipt of corrected title policy, corrected flood cert, corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower and lender's LOI.
																	05/07/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829835	xxxxxx	33370773	xxxxxx	04/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final Title Policy provided post review: Reflects xxxxxx vs all other documents which do not.		Reviewer Comment (2025-05-05): Amendment/endorsement to FTP provided updating address.	05/05/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831005	xxxxxx	33286366	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval document is missing.		Reviewer Comment (2025-04-30): Approval provided	04/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831005	xxxxxx	33286370	xxxxxx	04/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or UDM report is required no more than 30 days prior to loan closing.		Reviewer Comment (2025-05-29): Received credit report dated xxxxxx . Exception cleared. Reviewer Comment (2025-05-12): The LOE is not acceptable. On the gap report provided on 3/28, none of the tradelines updated. The original credit report was pulled xxxxxx It would be assumed in over a month, there would be tradeline updates. Or if investor is accepting this, please let us know and we can make notes and clear the condition. Assigned to investor.	05/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831005	xxxxxx	33286449	xxxxxx	04/17/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 695 is less than Guideline representative FICO score of 700.	Up to 80% LTV requires a 700 FICO score.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-04-18): Client elects to waive with verified compensation factors			04/18/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831020	xxxxxx	33274603	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-04-23): Received Fraud and OFAC search run on settlement agent. Exception cleared. Reviewer Comment (2025-04-22): Received SAM.gov for settlement agent. Provide Fraud Report and OFAC search run on settlement agent xxxxxx. Exception remains.	04/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831020	xxxxxx	33277650	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The Refinance only was not checked on the Occupancy Certification.		Reviewer Comment (2025-04-22): Received corrected Occupancy Certification. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831396	xxxxxx	33294337	xxxxxx	04/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee clause missing on HOI policy		Reviewer Comment (2025-04-28): Updated HOI provided	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831396	xxxxxx	33303278	xxxxxx	04/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing history for borrower's primary residence does not appear on credit report. Property profile report reflects a mortgage for $xxxxxx & $xxxxxx. Provide proof of borrower’s payment for the most recent 6-months, 12 month VOM or pay history from creditor/servicer and a copy of the Note or Mortgage Statement. Or provide evidence of both lien releases.	Reviewer Comment (2025-05-20): Later dated lucid report provided with no open liens.

Reviewer Comment (2025-05-20): Email to investor: This is the same property profile report with the transaction history omitted. The property profile report with the transaction history reflects these two open liens. If you provided a more recent lucid report, that can be reviewed to supersede the report in file.

Reviewer Comment (2025-05-20): The property profile provided in trailing documents omits the transaction history that was provided on the property profile report in file. The transaction history from the property profile report in file reflects two open liens which were noted in the original condition. Provide the release of these liens or the appropriate housing history.
															05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831574	xxxxxx	33508534	xxxxxx	05/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $272.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender cure of $72.00 reflecting on Final CD.		Reviewer Comment (2025-05-22): Sufficient Cure Provided At Closing		05/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831574	xxxxxx	33527553	xxxxxx	05/29/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):	2022/2023 business returns were provided which reflects income that does not support the bank statement income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-06): Bank statements loans should not contain tax return income documentation and conditions are cited. Investor can elect to waive with verified compensation factors. Borrower’s business is a xxxxxx owned 100% by the borrower for > 7 years.
Program is 24 months bank statements. The bank statement analysis was from 4/2023 – 3/2025. The 2022 and 2023 1120’s only included pages 1 and 2 of the returns, therefore unable to determine the type of deductions.
2023 reflected $678,693 gross receipts / sales for 2023, which is consistent with the average deposits shown on bank statements during the 2023 period.
Also please note that a 50% expense ratio was applied to the bank statements for the DTI calculation
																	06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831588	xxxxxx	33430190	xxxxxx	05/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2025-05-21): Received Citizenship Affidavit. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831588	xxxxxx	33430191	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2025-05-19): Received Non-Owner Occupancy Declaration. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831588	xxxxxx	33430198	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Property Seller, xxxxxx, was not included.		Reviewer Comment (2025-05-29): Received updated Fraud Report. Fraud and OFAC run on the Seller, xxxxxx. Exception cleared. Reviewer Comment (2025-05-19): Received OFAC search run on LLC. Provide Fraud and OFAC searches run on Property Seller, xxxxxx. Exception remains.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831588	xxxxxx	33430201	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-05-29): Received ACH Verification Form. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831759	xxxxxx	33109746	xxxxxx	03/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc). Per Note, first and second liens matured on xxxxxx xxxxxx.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-28): Received VOR is not acceptable for extension agreement. An Extension agreement is required to verify that borrower accepted the terms of extension by signing the document. Exception remains.			05/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831759	xxxxxx	33109789	xxxxxx	03/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-04-01): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831759	xxxxxx	33109943	xxxxxx	03/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Provide Business Purpose Certificate with the correct loan amount.		Reviewer Comment (2025-04-10): Received Business Purpose Certificate. Exception cleared.	04/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831759	xxxxxx	33125415	xxxxxx	03/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Both mortgage liens on the subject property are private party and do not appear on the original credit report. Supplements provided with pay history along with Note which encumbers both liens and payoffs for both liens. Provide the 6 month borrower pay history and 12 month VOM (Note: There is a xxxxxx VOM in file with different start and maturity dates that reflect the subject property but it is unclear if it is for the private liens. Private parties paid on Final HUD).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors

Reviewer Comment (2025-04-28): Received VOM for xxxxxx and xxxxxx. Provide 6 months borrower pay history for  mortgage liens with xxxxxx, xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2025-04-23): Received VOM for the lender xxxxxx reflects original mortgage amount as $xxxxxx however per property history report the loan amount reflects as xxxxxx, therefore provide VOM for xxxxxx for the remaining loan amount. Also per VOM there was an extension on maturity that was granted, therefore provide extension agreement. 6 month borrower pay history is required for mortgage liens with xxxxxx and xxxxxx and xxxxxx. Exception remains.
																	05/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831759	xxxxxx	33125497	xxxxxx	03/28/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provide evidence the listing was terminated.		Reviewer Comment (2025-04-01): Evidence listing was removed on 2.12.2025 was provided	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831883	xxxxxx	33200372	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on borrower with suffix, xxxxxx Also, not run on individual name of Settlement agent, xxxxxx.		Reviewer Comment (2025-04-17): Received updated Fraud Report. Fraud and OFAC run on the settlement agent and borrower with suffix. Exception cleared. Reviewer Comment (2025-04-14): Received the same fraud report which was already in file. Provide Fraud and OFAC run on borrower with suffix, xxxxxx. Also, OFAC run search on individual name of Settlement agent, xxxxxx. Exception remains.	04/17/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831883	xxxxxx	33200405	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-04-11): Client elects to waive			04/11/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831883	xxxxxx	33216347	xxxxxx	04/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,279.87 exceeds tolerance of $1,809.00 plus 10% or $1,989.90. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided	Reviewer Comment (2025-05-12): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-05-08): SitusAMC received proof of mailing. UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-05-07): SitusAMC received Corrected CD, LOE to borrower and copy of refund check. Missing proof of mailing. Proof of mailing required to cure.

Reviewer Comment (2025-04-30): SitusAMC Overall Cure required for 10% tolerance fees is $289.97. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-04-17): SItusAMC received COC dated xxxxxx which is already available in file however, the 10% fees Titlte - Abstract or Title Search fee was increased from $400 to $895.87 on final CD due to which overall title fees exceeded over 10% tolerance limit. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure will be required.
																05/12/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	832315	xxxxxx	33183586	xxxxxx	04/08/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-05-20): E-consent provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33183714	xxxxxx	04/08/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Note reflects Unit xxxxxx. Appraisal reflects Unit xxxxxx		Reviewer Comment (2025-04-28): Received lender attestation that unit number should be xxxxxx. See added conditions.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33184003	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,574.00 exceeds tolerance of $1,750.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee increases from $1750.00 on the initial Loan Estimate to $2,574.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-05-05): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		05/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	832315	xxxxxx	33198447	xxxxxx	04/08/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Occupancy discrepancy. Borrower signed a business purpose certificate at closing. There is an Assignment of leases and rents rider with the mortgage. Borrower's driver's license has a xxxxxx address and a couple of the mortgage statements for REO in file have a mailing address of the xxxxxx address.	Reviewer Comment (2025-05-20): Received supplement from title indicating unit number updated due to change in xxxxxx address. No unit xxxxxx.

Reviewer Comment (2025-05-19): Received LOE form borrower regarding address discrepancy. However still pending receipt of title report run on Unit xxxxxx which reflects borrower as the owner and was not added to REO or DTI.

Reviewer Comment (2025-04-28): Cleared in error. Received lender attestation on incorrect unit number and update DOT removing assignments of leases and rents. Please address issue with xxxxxx and mortgage statements having a xxxxxx address on a primary along with executed business purpose cert. Also, title report was run on Unit xxxxxx which reflects borrower as the owner and was not added to REO or DTI.
															05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33198507	xxxxxx	04/08/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note reflects Unit xxxxxx. CDA reflects Unit xxxxxx		Reviewer Comment (2025-04-28): Received lender attestation that unit number should be xxxxxx. See added conditions.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33362835	xxxxxx	04/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Received corrected and executed DOT + Rider and LOI updating unit number to xxxxxx. Pending receipt of corrected and executed Note, PC-CD, Approval, Occupancy Cert, Title Policy, LOE to borrower and evidence of delivery to the borrower of all corrected documents, including LOE and re-opening rescission as RTC forms also have incorrect unit number.	Reviewer Comment (2025-05-26): Tracking provided which reflects in transit

Reviewer Comment (2025-05-20): Endorsement to title provided updating unit number, LOE to borrower and mailing label provided. Tracking reflects Label Created. Must reflect at minimum in transit.

Reviewer Comment (2025-05-15): Received corrected and executed Note, received corrected PC-CD, Approval and occupancy cert and re-opening of rescission. Pending receipt of corrected title policy, LOE to borrower and evidence of delivery to the borrower. The LOE and evidence of delivery cannot be waived as an LOE to borrower and delivery, including LOE,  is part of the cure provisions for re-opening rescission.
															05/26/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33362839	xxxxxx	04/28/2025	Credit	System	General	System	1003 Subject Address does not match Note address.		Received lender attestation that unit number should be xxxxxx. Provide the corrected 1003.		Reviewer Comment (2025-04-30): Updated 1003 provided	04/30/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33362840	xxxxxx	04/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Received lender attestation that unit number should be xxxxxx. Provide the corrected Flood Cert.		Reviewer Comment (2025-04-30): Updated flood cert provided	04/30/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33362845	xxxxxx	04/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Received lender attestation that unit number should be xxxxxx. Provide the corrected HO6.		Reviewer Comment (2025-05-16): Received HO6 policy prior to closing. Exception cleared. Reviewer Comment (2025-04-30): The HO6 provided is dated post-close and not acceptable.	05/16/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832315	xxxxxx	33386418	xxxxxx	04/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title report was run on Unit xxxxxx which reflects borrower as the owner and was not added to REO or DTI. Add property/unit to REO or provide proof borrower no longer owns unit.		Reviewer Comment (2025-05-20): Received supplement from title indicating unit number updated due to change in xxxxxx address. No unit xxxxxx. Reviewer Comment (2025-05-15): The LOE is not acceptable. The title was run on Unit xxxxxx which reflects borrower as the owner.	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832336	xxxxxx	33228704	xxxxxx	04/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the Note for the borrower's primary residence or full property profile with transaction history to support not in the borrower's name. Mortgage statement in file reflects non-borrower, however mortgage statements do not always reflect all borrowers.	Reviewer Comment (2025-05-01): Received corrected 1003. Exception cleared.

Reviewer Comment (2025-04-30): Received 12 months of ach payment. Provide corrected 1003 to include the mortgage lien for the primary property in REO. Exception remains.

Reviewer Comment (2025-04-25): Received Bank Statement account xxxxxx reflects both borrower and non-borrower's name. Therefore provide Note for the borrower's primary residence to verify borrower is not obligated for mortgage payment. If borrower is liable for mortgage payment, then provide, additional 4 months of bank statement, since received 8 months bank transfer from xxxxxx through xxxxxx xxxxxx. Exception remains.

Reviewer Comment (2025-04-22): Condition cannot be waived. The loan file does not contain any payment history for the primary residence. Per the original condition. provide the Note for the borrower's primary residence or full property profile with transaction history to support not in the borrower's name. Mortgage statement in file reflects non-borrower, however mortgage statements do not always reflect all borrowers.
															05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832336	xxxxxx	33228706	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx Settlement Agent parties to the transaction is Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-04-22): Received Fraud and OFAC search run on Settlement Agent. Excepiton cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832336	xxxxxx	33228715	xxxxxx	04/16/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood cert address is missing xxxxxx within the street address.		Reviewer Comment (2025-04-23): Updated flood cert provided Reviewer Comment (2025-04-21): The updated flood cert is now missing A	04/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208369	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx and xxxxxx.		Reviewer Comment (2025-05-01): Received updated Fraud Report. Fraud & OFAC searches run on Seller's, xxxxxx and xxxxxx. Exception cleared. Reviewer Comment (2025-04-15): Received same Fraud Report report dated xxxxxx , that was already provided at the time of review. Fraud and OFAC searches not run on Seller, xxxxxx and xxxxxx. Exception remains.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208375	xxxxxx	04/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Provide Citizenship Affidavit for xxxxxx.		Reviewer Comment (2025-04-28): Received Citizenship Affidavit for xxxxxx. Exception cleared.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208379	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-04-28): Received Articles of Formation. Exception cleared.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208381	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-04-29): Received Certificate of Good Standing as per xxxxxx Cert of Filing. Exception cleared.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208382	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-04-28): Received Corporate Resolution. Exception cleared.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208384	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-04-30): Received Employer Identification Number (EIN) document for Entity xxxxxx. Exception cleared. Reviewer Comment (2025-04-28): Received EIN document for xxxxxx, however, EIN application was provided for xxxxxx. Provide EIN for the entity xxxxxx. Exception remains. Reviewer Comment (2025-04-14): The document provided is an application for EIN. Does not reflect it was filed or processed wit the IRS.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208385	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-04-28): Received Operating agreement. Exception cleared.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832434	xxxxxx	33208445	xxxxxx	04/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-04-14): CDA provided	04/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	832523	xxxxxx	33095414	xxxxxx	03/26/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide a VOR for the borrower's primary residence. Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.)		Reviewer Comment (2025-04-24): Received VOR for the borrower's primary residence. Exception cleared. Reviewer Comment (2025-04-03): Received VOR for the borrower's primary residence, however Account in name of is not updated. Provide updated VOR. Exception remains.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832523	xxxxxx	33095421	xxxxxx	03/26/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Closing statement available in file is not Executed /Stamped		Reviewer Comment (2025-04-03): Final stamped settlement statement provided	04/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832523	xxxxxx	33095431	xxxxxx	03/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx; Seller's, xxxxxx & xxxxxx.		Reviewer Comment (2025-04-16): Received updated Fraud Report, Fraud and OFAC run on the settlement agent and Sellers. Exception cleared. Reviewer Comment (2025-03-31): No new document was received. Provide document as requested on the original condition. Exception remains. Reviewer Comment (2025-03-28): Received same fraud report that was already provided at the time of review. Provide Fraud and OFAC searches not run on settlement agent, xxxxxx; Seller's, xxxxxx & xxxxxx. Exception remains.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832686	xxxxxx	33292532	xxxxxx	04/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increases from $600.00 on the initial Loan Estimate to $635.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-05-07): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-04-29): SitusAMC received COC stating borrower requested for increase in appraisal .However, we would require supporting document when did the borrower requested for the same in order to clear the exception.

Reviewer Comment (2025-04-25): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																05/07/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	832686	xxxxxx	33292583	xxxxxx	04/22/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide color photographs Appraisal and CDA.		Reviewer Comment (2025-04-24): Received colored Appraisal and CDA. Exception cleared.	04/24/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832705	xxxxxx	33182383	xxxxxx	04/08/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.52 is less than Guideline PITIA months reserves of 2.00.	Borrower only received $1,154.12 cash in hand and transferred the remaining $253,000 in cash out to another transaction per the Final Settlement Statement.		Reviewer Comment (2025-04-29): 2025 business bank statement provided. Per guidelines for xxxxxx loans, assets held in the name of the vested entity: 100% of the assets may be used. Reviewer Comment (2025-04-16): Cleared in error. Bank statement is from 2024	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832712	xxxxxx	33249375	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-04-24): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-04-23): Provided Business Purpose Certificate is blank (effective date, loan number, borrower(s) name, property address, lender name, Signature). Exception remains.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832712	xxxxxx	33249377	xxxxxx	04/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-04-24): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-04-23): Provided Business Purpose Certificate is blank (effective date, loan number, borrower(s) name, property address, lender name, Signature). Exception remains.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832796	xxxxxx	33281534	xxxxxx	04/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history not reporting on credit report for the subject property. Provide the borrower's 6 month pay history via cancelled checks/bank statements. VOM, Payoff, Mortgage Statement and servicer pay history printout provided. In addition, the servcier pay history and mortgage statement is only through 5/2024 and VOM reflects NPD 5/2024.		Reviewer Comment (2025-05-23): Received borrower's 6 month pay history. Exception cleared. Reviewer Comment (2025-05-21): Received servicer pay history printout. However, provide the borrower's 6 month pay history via cancelled checks/bank statements for the subject property. Exception remains.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832796	xxxxxx	33281569	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for Settlement Agent -xxxxxx.		Reviewer Comment (2025-04-22): Received OFAC search and updated participant list. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832800	xxxxxx	33281603	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-04-22): Received OFAC search HUD/GSA/LDP for settlement agent xxxxxx. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832800	xxxxxx	33281642	xxxxxx	04/18/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing		Reviewer Comment (2025-04-22): Updated HOI provided	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832800	xxxxxx	33286255	xxxxxx	04/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The PPP addendum to the Note and PPP Rider to the DOT riders are in file signed by the borrower, however the loan years & premium is missing as well as the term is for 2 months. If the loan has a PPP, provide the corrected and executed documents, LOE to borrower, Lender's LOI an evidence of delivery to the borrower.	Reviewer Comment (2025-04-30): LOE to borrower and evidence of delivery provided

Reviewer Comment (2025-04-29): Received LOI. Received email from client that they do not require corrections to the PPP Rider to the DOT. Pending receipt of LOE to borrower for corrections, and evidence of delivery to the borrower of corrected documents. (LOE and LOI are addressed to xxxxxx which is not a party to the transaction)

Reviewer Comment (2025-04-28): The PPP addendum tot the Note is not a recordable document. It is the PPP Rider to the DOT. Pending receipt of the corrected and executed PPP rider to the DOT, lender's LOI for the PPP rider, LOE to borrower & evidence of delivery to the borrower.

Reviewer Comment (2025-04-24): Received evidence of delivery to the borrower for the PPP addendum to the Note. Still pending receipt of the corrected and executed PPP Rider to the DOT, lender's letter of intent to re-record (LOI), LOE to borrower & evidence of delivery of the PPP rider.

Reviewer Comment (2025-04-22): Received updated and corrected PPP addendum to the Note. Pending receipt of corrected and executed PPP Rider to the DOT, LOE to borrower, evidence of delivery to the borrower, and lender's LOI.
															04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832800	xxxxxx	33286282	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the payoff/buyout agreement for xxxxxx per the final closing statement.		Reviewer Comment (2025-04-24): Received documents to verify buyout for xxxxxx. Exception cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832818	xxxxxx	33218567	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-04-30): Received GSA and OFAC search for settlement agent. Exception cleared. Reviewer Comment (2025-04-24): Received SAM.gov. Provide HUD/LDP or updated fraud report. Exception remains. Reviewer Comment (2025-04-21): Received updated Fraud Report, however Fraud and OFAC search not run on settlement agent, xxxxxx. Exception remains.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832874	xxxxxx	33386642	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $301,121.49 is over disclosed by $902.45 compared to the calculated Amount Financed of $300,219.04 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $301,121.49; calculated amount financed is $300,219.04 . Variance is $902.45.	Reviewer Comment (2025-06-02): SitusAMC received final settlement statement, Corrected CD and LOE to borrower which removed the title-PAD fee.

Reviewer Comment (2025-05-27): SitusAMC received rebuttal on fees lender not considering finance charges.  The finance charge is underdisclosed by $902.45.  The primary fee discrepancy appears to be the $title-Escrow Pad of $1000.  Though the PAD fee is a cushion to ensure sufficient funds, the question becomes, "what" fees are being cushioned for?  The cushion could be for fees that are considered finance charges and without final fees, SitusAMC is unable to determine all or a portion of the PAD escrow that could be a finance charge and has included the entire fee.  In addition, Flood Certif, if Life of Loan, are considered a finance fee vs a one-time fee, which SitusAMC is unable to determine from the disclosed fee name and there is only 1 fee charged which typically is for Life of Loan and not Initial determination, which is noted in 4(c)(7)(iv) as "if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.  "Prior to" noted in the regulation refers to the one time fee, where life of loan fee would be considered a finance charge.  As for fees charged to public officials for recording dees, there were no fees included in SitusAMC's calculation that were fees paid to a public official, the recording fees were not included.  In order to address the primary fee issue, Title-Escrow Pad, must provide documented evidence that fee would only be for repair/consruction costs or tax/insurance escrows, or a Final for Fees Closing Disclosure and LOE to borrower that updates to remove the fee and add any fees that were added (or removed) along with a Certified Final Settlement Statement with fees matching for Final for Fees.

Reviewer Comment (2025-05-21): Flood certificate, Title recording service fee, Title - Archive fee should be included.  Additionally, while escrow pad fee was removed on PCCD, disposition of fee was not addressed. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (If the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)
															06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	832874	xxxxxx	33386643	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $460,184.20 is under disclosed by $902.45 compared to the calculated Finance Charge of $461,086.65 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $460,184.20; calculated finance charge is $461,086.65. Variance is $902.45.	Reviewer Comment (2025-06-02): SitusAMC received final settlement statement, Corrected CD and LOE to borrower which removed the title-PAD fee.

Reviewer Comment (2025-05-27): SitusAMC received rebuttal on fees lender not considering finance charges.  The finance charge is underdisclosed by $902.45.  The primary fee discrepancy appears to be the $title-Escrow Pad of $1000.  Though the PAD fee is a cushion to ensure sufficient funds, the question becomes, "what" fees are being cushioned for?  The cushion could be for fees that are considered finance charges and without final fees, SitusAMC is unable to determine all or a portion of the PAD escrow that could be a finance charge and has included the entire fee.  In addition, Flood Certif, if Life of Loan, are considered a finance fee vs a one-time fee, which SitusAMC is unable to determine from the disclosed fee name and there is only 1 fee charged which typically is for Life of Loan and not Initial determination, which is noted in 4(c)(7)(iv) as "if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.  "Prior to" noted in the regulation refers to the one time fee, where life of loan fee would be considered a finance charge.  As for fees charged to public officials for recording dees, there were no fees included in SitusAMC's calculation that were fees paid to a public official, the recording fees were not included.  In order to address the primary fee issue, Title-Escrow Pad, must provide documented evidence that fee would only be for repair/consruction costs or tax/insurance escrows, or a Final for Fees Closing Disclosure and LOE to borrower that updates to remove the fee and add any fees that were added (or removed) along with a Certified Final Settlement Statement with fees matching for Final for Fees.

Reviewer Comment (2025-05-21): Flood certificate, Title recording service fee, Title - Archive fee should be included.  Additionally, while escrow pad fee was removed on PCCD, disposition of fee was not addressed. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (If the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)
															06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	832874	xxxxxx	33386644	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-05-21): SitusAMC received e-consent dated xxxxxx	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832874	xxxxxx	33386669	xxxxxx	05/06/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $365,713.81 is less than Cash From Borrower $366,852.33.	Cash to close is calculated as fund to close + EMD +POCB Fees + any adjustments/gifts/1031 on the Final CD.		Reviewer Comment (2025-05-20): PC-CD and final stamped closing statement provided reflecting a reduction in cash to close.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832874	xxxxxx	33401673	xxxxxx	05/06/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Non-Arm's Length transaction. Borrower purchasing from "Fiancé" the property in which he is living at rent free. File is missing the mortgage history for the existing mortgage confirming the family sale is not a foreclosure bailout. (Note Seller purchased property xxxxxx please provide the mortgage history since it's inception).		Reviewer Comment (2025-05-14): Received Mortgage statement to verify mortgage payments. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832967	xxxxxx	33194339	xxxxxx	04/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage for subject property does not appear on the credit report. Payoff and mortgage statement provided. Provide Proof of payments through one of the following:
o 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower
§ Payments made in cash are not eligible, or
o 12-months mortgage statements for the review period, or
o 12-months loan payment history from the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required, or
o 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required	Reviewer Comment (2025-05-12): Ext agreement from 2019 does not need to be signed.

Reviewer Comment (2025-04-29): Received extension agreement from xxxxxx to xxxxxx is not executed. Exception remains.

Reviewer Comment (2025-04-28): Received LOE for the current maturity date. Please provide the extension agreement to fill the gap of previous documents with loan date xxxxxx and maturity date xxxxxx , previous Note in file has the maturity date as xxxxxx , there is gap in dates. Exception remains.

Reviewer Comment (2025-04-23): Received previous change in term agreement with loan date xxxxxx and maturity date xxxxxx , previous Note in file has the maturity date as xxxxxx , there is gap in dates, therefore provide extension agreement for the same. Also, current maturity is dated xxxxxx and the loan is closed on xxxxxx , therefore provide extension agreement for the current transaction. Exception remains.

Reviewer Comment (2025-04-15): Received Note, VOM and 5 months borrower's bank statement. Provide bank statement from xxxxxx through xxxxxx . Received Note reflects Maturity dated xxxxxx , received extension of Note from xxxxxx and Maturity xxxxxx . File is missing Extension agreement for the period xxxxxx through xxxxxx xxxxxx. Exception remains.
															05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832967	xxxxxx	33198232	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2025-04-15): Received Title Commitment. Exception cleared.	04/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833034	xxxxxx	33484594	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-23): Received updated Fraud Report. Fraud and OFAC search run on the settlement agent. Exception cleared.	05/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833034	xxxxxx	33484596	xxxxxx	05/22/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate address reflects xxxxxx.		Reviewer Comment (2025-05-27): Updated flood cert provided	05/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833034	xxxxxx	33484598	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-05-23): Received 442, Appraiser commented on property free and clear from any damages. Exception cleared.	05/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833034	xxxxxx	33484672	xxxxxx	05/22/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Third Party Verification Third Party Verification	Provide proof of existence of the borrower's business to be verified within 90 days prior to the Note date, through one of the following: Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or internet screenshot displaying the phone listing and address verification of the borrower’s business, or a business bank statement dated within 90 days of the Note date for income used in qualification. Businesses to be verified: 1. Schedule C - Borrower (xxxxxx) 2. Schedule C - Co-Borrower (xxxxxx) 3. xxxxxx Partnership (xxxxxx)	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-28): Received internet screenshot displaying the phone listing and address verification for the following borrower’s businesses : 1. Schedule C - Borrower (xxxxxx) 2. Schedule C - Co-Borrower (xxxxxx) that is dated post closing. However the document required is dated 90 days prior to the Note date. Please provide the documents requested on the original condition. Exception remains.

Reviewer Comment (2025-05-23): Received VVOE is not acceptable. Please provide the documents as requested on the original condition. Exception remains.
																	06/02/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833034	xxxxxx	33498072	xxxxxx	05/22/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraiser notes property is legal non-conforming. There are no comments on the appraisal if property can be rebuilt if 100% destroyed.		Reviewer Comment (2025-05-23): Rebuild confirmation from zoning letter provided	05/23/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833247	xxxxxx	33279628	xxxxxx	04/18/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 67.16667% exceeds Guideline loan to value percentage of 65.00000%.	Investor exception in file for LTV greater than 65%. Max 65% on a refinance when loan amount is <$150K	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-16): Client elects to waive with verified compensation factors			04/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833247	xxxxxx	33279668	xxxxxx	04/18/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file for Rural Property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-16): Client elects to waive with verified compensation factors			04/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833247	xxxxxx	33279707	xxxxxx	04/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. Therefore provide, proof of borrower’s payment for the most recent 5-months xxxxxx bank statement in file). Payoff statement, 12-months loan payment history from the creditor/servicer and copy of Note was provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-22): Received Pay history that was already provided at the time of review. The document requested is for proof of borrower’s payment for the most recent 5-months. Exception remains.			04/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833258	xxxxxx	33684636	xxxxxx	04/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2025-06-11): SitusAMC received xxxxxx CD signed on xxxxxx Reviewer Comment (2025-04-25): SitusAMC received xxxxxx CD with proof of receipt on xxxxxx. However, the CD was not received within 3 business days of the consummation date of xxxxxx. APR changed over .125% and the finance charge increased from the initial CD to the revised CD which confirms finance charge was not overstated and wait period required prior to closing.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833258	xxxxxx	33684637	xxxxxx	04/22/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance Coverage Amount is insufficient		Reviewer Comment (2025-04-30): Flood insurance with maximum building coverage as per NFIP received, exception cleared.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833282	xxxxxx	33401526	xxxxxx	05/08/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood reflects xxxxxx; note reflects xxxxxx.		Reviewer Comment (2025-05-16): Updated flood cert provided	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833282	xxxxxx	33401837	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-19): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833282	xxxxxx	33407070	xxxxxx	05/08/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Ownership of the subject property is limited to the lower of the appraised value or purchase price + documented improvements for qualifying. Property purchased xxxxxx for xxxxxx with doc improvements of xxxxxx=xxxxxx. Loan closed xxxxxx . The lender utilized the higher appraised value of $xxxxxx to qualify.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-22): Client elects to waive with verified compensation factors			05/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062822	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-03-28): Articles of Organization/Formation. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062823	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-03-28): Received Certificate of Good Standing. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062824	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-03-28): Received Operating Agreement as borrower is 100% owner of the business. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062826	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-03-28): Received Employer Identification Number. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062828	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-03-28): Received Operating Agreement. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33062938	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-24): Client elects to waive with verified compensation factors			03/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33063938	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, sellers, xxxxxx, were not included in the report.		Reviewer Comment (2025-03-31): Received Fraud and OFAC search run on sellers, xxxxxx. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833410	xxxxxx	33089404	xxxxxx	03/20/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Per guidelines, purchase transaction that is tenant occupied, the 1007 must reflect the actual rents and they must be within 120% of estimate rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-05-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-22): Providing a listing link via comments is not acceptable. Provide documents or confirmation from appraiser property was used as an xxxxxx by current property seller.			05/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833439	xxxxxx	33274806	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-04-21): Received Articles of Organization. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833439	xxxxxx	33274807	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-04-30): Received Borrowing Certificate. Exception cleared. Reviewer Comment (2025-04-21): Received operating agreement is not for the borrowing entity. Provide operating agreement for xxxxxx. Exception remains.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833439	xxxxxx	33274813	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-04-21): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833439	xxxxxx	33277498	xxxxxx	04/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-04-21): Received Certificate of Good Standing. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833457	xxxxxx	33151093	xxxxxx	04/04/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-04-09): Received Credit Refresh Report dated xxxxxx . Exception cleared.	04/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33151224	xxxxxx	04/04/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Statement			Reviewer Comment (2025-04-07): Received Insurance Verification, Closing Disclosure. Exception cleared.	04/07/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33152880	xxxxxx	04/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-04-09): Received updated Fraud and OFAC search of settlement agent. Exception cleared.	04/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33153147	xxxxxx	04/04/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Missing N on Desk Review & Appraisal		Reviewer Comment (2025-04-10): Updated CDA provided Reviewer Comment (2025-04-08): Received updated appraisal. Pending receipt of updated CDA	04/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33153150	xxxxxx	04/04/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Missing N on Flood Cert		Reviewer Comment (2025-04-08): Updated flood cert provided	04/08/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33153151	xxxxxx	04/04/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Missing N on HOI		Reviewer Comment (2025-04-07): Received updated HOI documented. Exception remains.	04/07/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33154407	xxxxxx	04/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Provide the senior lien mortgage statement for the subject property.		Reviewer Comment (2025-04-09): Received Mortgage Statement. Exception cleared. Reviewer Comment (2025-04-08): As previously noted on xxxxxx and in the original condition, the credit report is not acceptable. Per the investor's CES guidelines, the senior lien requires the most recent mortgage statement. The credit report cannot be accepted in lieu of. Reviewer Comment (2025-04-07): Received credit report is not acceptable. Please provide mortgage statement for the 1st lien's. Exception remains.	04/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833457	xxxxxx	33154513	xxxxxx	04/04/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the second lien on the REO property on xxxxxx.		Reviewer Comment (2025-04-07): Final CD and new Note provided for second lien. No debt was paid off. New second.	04/07/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833490	xxxxxx	33409805	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Provide the divorce decree to support child support and to support no other obligations owed (i.e. alimony).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-19): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-04): The Minutes provided for xxxxxx reflects a support order printout was attached. This must be provided. Also, credit report also reflects an order in xxxxxx which was not provided. Reviewer Comment (2025-05-21): Received Minutes and Order or Judgment that reflects this matter proceeded as contested. Therefore provide the previous Divorce Decree / Child Support along with the printout, which shows the calculation of child support payable. Exception remains.			06/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476736	xxxxxx	05/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.36315% exceeds Guideline total debt ratio of 50.00000%.	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI. The current DTI is reflective of the HOI premium for this REO in the DTI.

Reviewer Comment (2025-06-06): The attached HOI is for the subject property and was already in file at time of review. This does not clear the condition. The condition comments are for the current primary residence.

Reviewer Comment (2025-06-02): Income re-calculated including Bonus and OT for B1 and OT (Other) income for B2 from the WVOE. DTI is still excessive at 51.36315%.

Reviewer Comment (2025-06-02): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 53.30072% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-05-27): HOI for REO provided post review. Increased DTI more.

Reviewer Comment (2025-05-27): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.29803% exceeds Guideline total debt ratio of 50.00000%.
																	06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476737	xxxxxx	05/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-05): FTP provided	06/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476740	xxxxxx	05/21/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-03): As noted on xxxxxx, the HOI states the effective date for the endorsement that was was missing is xxxxxx which is post close and not acceptable. Investor can elect to waive with verified compensation factors. Reviewer Comment (2025-05-29): Updated HOI received, however reflects effective date of endorsement is xxxxxx which is post close and not acceptable. Reviewer Comment (2025-05-27): The HOI provided is not for the subject property.			06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476742	xxxxxx	05/21/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-05): FTP provided Reviewer Comment (2025-05-30): Received Closing Protection Letter. However the document requested is for Title Supplemental Report reflecting the Title policy amount. Exception remains.	06/05/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476750	xxxxxx	05/21/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-05-27): HOI provided	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33476752	xxxxxx	05/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the final stamped closing statement for the property xxxxxx to verifying the debts paid prior to closing. Estimate only in file.		Reviewer Comment (2025-05-27): Final settlement statement provided. Reflects printed by title company at bottom of page. Loan closed xxxxxx	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483323	xxxxxx	05/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, when a second appraisal is provided, the transaction’s “Appraised Value” will be the lower of the two appraisals. The value is within 10% of each other. The lender utilized the higher appraised value.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors			06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483370	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Purpose Cert is missing. (Note: This is not the occupancy cert).		Reviewer Comment (2025-06-02): Received Business Purpose Certificate. Exception cleared.	06/02/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483401	xxxxxx	05/21/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated > 10 days prior to the Note date. VVOE needs to be dated within 10 days prior to Note date or paystub dated within 30 days prior to Note date.		Reviewer Comment (2025-05-27): VVOE provided Reviewer Comment (2025-05-22): The TWN was provided for xxxxxx which was in file at time of review. This is for the borrower, xxxxxx. VVOE is dated > 10 days prior to the Note date. VVOE needs to be dated within 10 days prior to Note date or paystub dated within 30 days prior to Note date.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483526	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	Personal debt being paid through closing totaling $26,414. Consumer purpose investment.		Reviewer Comment (2025-06-27): Client elects to waive Reviewer Comment (2025-06-27): Regraded to xxxxxx based on lender removing prepay and providing appropriate documentation to borrower. Reviewer Comment (2025-06-24): Received corrected and executed DOT + Note, LOE to borrower, LOI, and cancelled rider and addendum. Pending receipt of evidence of delivery to the borrower prior to escalation for downgrade.			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483527	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.36315% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI on xxxxxx  The current DTI is reflective of the HOI premium for this REO in the DTI.

Reviewer Comment (2025-06-06): The attached HOI is for the subject property and was already in file at time of review. This does not clear the condition. The condition comments are for the current primary residence.

Reviewer Comment (2025-06-02): Income re-calculated including Bonus and OT for B1 and OT (Other) income for B2 from the WVOE. DTI is still excessive at 51.36315%.

Reviewer Comment (2025-06-02): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.30072% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (2025-05-27): HOI for REO provided post review. Increased DTI more.

Reviewer Comment (2025-05-27): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.29803% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																	06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483528	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $13,789.61 exceeds tolerance of $8,941.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-05-28): SItusAMC received COC dated xxxxxx and xxxxxx . Reviewer Comment (2025-05-23): SitusAMC received COC dated xxxxxx for increase in discount points. But exact reason for increase in points are missing. Please provide detailed reason why the pricing has changed or cure will be required.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483529	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Cure nor valid COC provided	Reviewer Comment (2025-06-25): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-05-28): SitusAMC received COC dated xxxxxx but the reason provided is still not clear. Please provide more information about the change received to lender that was not known at the time of initial review. Provide detailed information for program requirement or cure will be required.

Reviewer Comment (2025-05-23): SitusAMC received COC dated xxxxxx for adding Desk Review fee due to required by program but the reason provided is not sufficient as to what change occurred in program that was unknown at the time of initial disclosures that required desk review fee. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
																06/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483530	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 1007-Rent Schedule. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Cure nor valid COC provided		Reviewer Comment (2025-05-28): SItusAMC received COC dated xxxxxx and xxxxxx . Reviewer Comment (2025-05-23): SitusAMC received COC dated xxxxxx for adding 1007 fee but the reason is not provided as to why 1007 is required and what new information lender has received that was unknown at the time of initial disclosures. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483536	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.	Reviewer Comment (2025-06-11): Client designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI. The current DTI is reflective of the HOI premium for this REO in the DTI.

Reviewer Comment (2025-06-06): The attached HOI is for the subject property and was already in file at time of review. This does not clear the condition. The condition comments are for the current primary residence.

Reviewer Comment (2025-06-02): Income re-calculated including Bonus and OT for B1 and OT (Other) income for B2 from the WVOE. DTI is still excessive at 51.36315%.
															06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833566	xxxxxx	33483537	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $2,573,528.50 is under disclosed by $149.72 compared to the calculated total of payments of $2,573,678.22 which exceeds the $100.00 threshold. (Final xxxxxx)	Total of Payments in the amount of $2,573,528.50 is under disclosed by $149.72 compared to the calculated total of payments of $2,573,678.22		Reviewer Comment (2025-06-05): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD		06/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833566	xxxxxx	33795578	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepayment Penalty	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final xxxxxx)	PPP removed post close		Reviewer Comment (2025-06-27): Client elects to waive			06/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833573	xxxxxx	33484443	xxxxxx	05/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-17): Received HUD/LDP. Exception cleared. Reviewer Comment (2025-05-29): Received OFAC and SAM.gov for settlement agent, xxxxxx. Provide HUD/LDP or updated fraud report. Exception remains.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833573	xxxxxx	33499005	xxxxxx	05/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PPP rider to the DOT does not reflect the Borrowing Entity. Provide the corrected and executed PPP Rider, LOE to borrower, evidence of delivery to the borrower and lender's intent to re-record.		Reviewer Comment (2025-06-30): Delivery notice provided Reviewer Comment (2025-06-24): Received LOE to borrower and mailing label. Tracking reflects label created only. Must reflect a minimum of in transit. Reviewer Comment (2025-06-11): Received executed PPP rider and Lender's LOI. Pending receipt of LOE to borrower and evidence of delivery to the borrower. Both are required to clear the condition.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833670	xxxxxx	33472747	xxxxxx	05/21/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-05-26): Clearance LOE provided	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833673	xxxxxx	33284886	xxxxxx	04/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed PPP rider to the DOT and PPP addendum to the Note with different terms. If the PPP to the Note is correct, provide the corrected and executed PPP rider, LOE to borrower, lender's LOI and evidence of delivery to the borrower. If the PPP to the DOT is correct, provide the corrected and executed PPP addendum, LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-04-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-25): Please provide the corrected and executed PPP rider, LOE to borrower, lender's LOI, and evidence of delivery to the borrower.			04/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833697	xxxxxx	33505245	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		The Bylaws in file does not reflect what company the Bylaws are for. Left blank on page 1.		Reviewer Comment (2025-06-03): Received update Bylaws reflecting xxxxxx name on page 1. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833697	xxxxxx	33519472	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-06-03): Received HOA Questionnaire. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33203803	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud report not provided. Must contain all participants.		Reviewer Comment (2025-04-18): Received Fraud report. Exception cleared.	04/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33203805	xxxxxx	04/10/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-04-23): Received Watch List, fraud and OFAC run on the settlement agent. Exception cleared. Reviewer Comment (2025-04-18): Received Fraud Report however OFAC search not run on settlement agent xxxxxx. Exception remains.	04/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33203807	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-04-16): OA provided	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33203808	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-04-16): Tax cert provided	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33203845	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2025-04-14): Title commitment provided	04/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33208543	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Loan Rider does not have the date completed on page 1.		Reviewer Comment (2025-05-01): Received LOE to borrower and evidence of delivery to borrower. Exception cleared. Reviewer Comment (2025-04-30): Received corrected and recorded rider with date completed. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33208612	xxxxxx	04/10/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 does reflect mortgagee + ISAOA		Reviewer Comment (2025-04-14): Updated HO6 provided	04/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833719	xxxxxx	33208634	xxxxxx	04/10/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	First Time Investor's are not allowed on C/O transctions	Reviewer Comment (2025-04-18): Evidence of ownership provided in LLC along with property profile ownship from 2005-2024. Guarantor is experienced.

Reviewer Comment (2025-04-17): Per the property profile report, the property on xxxxxx was purchased on 8/2024 which is < 1 year ago. Property profile report for xxxxxx does not reflect the Guarantor nor the Borrowing Entity as the owner/seller within the past 36 months. On xxxxxx the property was purchased by xxxxxx (no evidence of ownership). Property Profile report for xxxxxx sold > 36 months ago, therefore cannot be included. Property profiled report not provided for the xxxxxx property also listed on the 1031 exchange.

Reviewer Comment (2025-04-16): The 1031 alone is not acceptable as it does not reflect length of ownership of properties. The property profile report is not acceptable as the 3 properties provided were sold > 36 months ago.
															04/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833726	xxxxxx	33314903	xxxxxx	04/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There is an executed PPP rider to the DOT and PPP addendum to the Note with different terms (Note PPP reflects through 2028 and DOT rider reflects through 2029). If the PPP to the Note is correct, provide the corrected and executed PPP rider, LOE to borrower, lender's LOI and evidence of delivery to the borrower. If the PPP to the DOT is correct, provide the corrected and executed PPP addendum, LOE to borrower and evidence of delivery to the borrower.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-05-07): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-05): Received LOE to borrower, copy of correct PPP to the Note and a copy of an envelope. There is no evidence of borrower delivery as mail via the USPS cannot be tracked unless tracking was obtained. Provide an LOE from the borrower indicating date they received the documents or other evidence of delivery.

Reviewer Comment (2025-05-01): Per client they are not requiring corrections to the PPP rider to the DOT if incorrect. Seller comments indicate PPP addendum to the Note is correct. Provide LOE to borrower explaining which document has the correct terms for PPP and evidence of delivery to the borrower.

Reviewer Comment (2025-04-29): Please review the original condition. If the PPP to the Note is correct, provide the corrected and executed PPP rider to the DOT, LOE to borrower, lender's LOI and evidence of delivery to the borrower.
																	05/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833737	xxxxxx	33297358	xxxxxx	04/23/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-29): FTP provided	04/29/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833737	xxxxxx	33297365	xxxxxx	04/23/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-04-29): FTP provided	04/29/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833737	xxxxxx	33323460	xxxxxx	04/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The second installment of property taxes are due and delinquent after xxxxxx These were not paid through closing and the senior lien is not escrowed. Provide the clear title policy reflecting taxes paid.		Reviewer Comment (2025-04-29): Clear FTP provided	04/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833737	xxxxxx	33323516	xxxxxx	04/23/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Start Date for business	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: CPA Letter, or Business License, or Other reasonable evidence of business activity. CPA letter does not verify start date or duration and only the borrower completed business narrative reflects a start date.		Reviewer Comment (2025-04-25): Received certificate of good standing stating the start date of the business. Exception cleared.	04/25/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833737	xxxxxx	33367445	xxxxxx	04/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP provided post review does not reflect the PUD endorsement and reflects property is an SFD vs. PUD.		Reviewer Comment (2025-05-01): PUD endorsement page to FTP provided	05/01/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833761	xxxxxx	33541226	xxxxxx	06/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Property - xxxxxx - VOM required for borrower(s) that are homeowners, and when mortgage payment history is not reflected on the credit report. Please note, if a VOM is being used, the investor overlays to lender's guidelines automatically a 6 month borrower pay history in addition to. Property profile report reflects $xxxxxx lien taken out xxxxxx .		Reviewer Comment (2025-06-12): Received cancel checks, ACH payment, bank transfer to verify housing history. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548510	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Subject loan transaction disbursed on xxxxxx , prior to three business days from transaction date of xxxxxx .		Reviewer Comment (2025-05-20): Received updated CD Reviewer Comment (2025-05-15): Received Closing Disclosure date Issued xxxxxx is already provided in file and it reflects Disbursement Date xxxxxx . Please provide complete Closing Disclosure reflecting Disbursement Date xxxxxx . Exception remains. Reviewer Comment (2025-05-14): Received Closing Disclosure is incomplete, missing page 1 Issue date, Product, Loan Type, Appraised value, Estimated Taxes, insurance & Assessments and page 5 Loan Calculation information. Please provide complete closing disclosure. Exception remains.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548511	xxxxxx	05/12/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	xxxxxx Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.			Reviewer Comment (2025-05-14): Received xxxxxx Right Not To Close Disclosure signed and dated at closing.	05/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548512	xxxxxx	05/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property has a 2nd mortgage lien on title. There is a payoff in the file, however the mortgage was not paid off at closing. Please provide evidence the 2nd mortgage is paid in full, closed out if necessary and satisfied.	Reviewer Comment (2025-05-20): Cleared. Received updated CD reflecting payoff of 2nd mortgage.

Reviewer Comment (2025-05-15): Received Closing Disclosure date Issued xxxxxx is already provided in file, which does not reflect the 2nd mortgage lien payoff. Please provide complete Closing Disclosure reflecting 2nd mortgage lien payoff. Exception remains.

Reviewer Comment (2025-05-14): Received Closing Disclosure is incomplete, missing page 1 Issue date, Product, Loan Type, Appraised value, Estimated Taxes, insurance & Assessments and page 5 Loan Calculation information. Please provide complete closing disclosure. Exception remains.
															05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548513	xxxxxx	05/12/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.15428% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds maximum allowed. No rental income was used on borrower's investment properties.		Reviewer Comment (2025-05-15): Re-validated the REO properties. Excluded the PITIA for the property xxxxxx as the payments are paid by the business account and bank statements are provided to validate the amount. Exception cleared. Reviewer Comment (2025-05-14): Excluded the PITIA for the property xxxxxx since the business pays the payment and xxxxxx were already excluded due to less than 10 payment remaining, but the DTI 51.84863% is still greater than 50.00%. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548514	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds maximum allowed. No rental income was used on borrower's investment properties.		Reviewer Comment (2025-05-15): Re-validated the REO properties. Excluded the PITIA for the property xxxxxx as the payments are paid by the business account and bank statements are provided to validate the amount. Exception cleared. Reviewer Comment (2025-05-14): Excluded the PITIA for the property xxxxxx since the business pays the payment and xxxxxx were already excluded due to less than 10 payment remaining, but the DTI 51.84863% is still greater than 50.00%. Exception remains.	05/15/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548515	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds maximum allowed. No rental income was used on borrower's investment properties.		Reviewer Comment (2025-05-15): Re-validated the REO properties. Excluded the PITIA for the property xxxxxx as the payments are paid by the business account and bank statements are provided to validate the amount. Exception cleared. Reviewer Comment (2025-05-14): Excluded the PITIA for the property xxxxxx since the business pays the payment and xxxxxx were already excluded due to less than 10 payment remaining, but the DTI 51.84863% is still greater than 50.00%. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548516	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.15428% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum allowed. No rental income was used on borrower's investment properties.		Reviewer Comment (2025-05-15): Re-validated the REO properties. Excluded the PITIA for the property xxxxxx as the payments are paid by the business account and bank statements are provided to validate the amount. Exception cleared. Reviewer Comment (2025-05-14): Excluded the PITIA for the property xxxxxx since the business pays the payment and xxxxxx were already excluded due to less than 10 payment remaining, but the DTI 51.84863% is still greater than 50.00%. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548517	xxxxxx	05/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the most recent 12 month pay history for the 1st/2nd for the subject property and for xxxxxx.		Reviewer Comment (2025-05-20): Cleared. Received pay history.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833777	xxxxxx	33548518	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $500.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)			Reviewer Comment (2025-05-20): Sufficient Cure Provided At Closing		05/20/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833827	xxxxxx	33288299	xxxxxx	04/22/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note shows xxxxxx vs Flood certificate xxxxxx		Reviewer Comment (2025-04-29): Flood Cert provided	04/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833827	xxxxxx	33288300	xxxxxx	04/22/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-24): FTP provided	04/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833827	xxxxxx	33288304	xxxxxx	04/22/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-04-24): FTP provided	04/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833827	xxxxxx	33288313	xxxxxx	04/22/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note shows xxxxxx vs CDA xxxxxx unit xxxxxx		Reviewer Comment (2025-04-30): Updated CDA provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833827	xxxxxx	33304358	xxxxxx	04/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: Address xxxxxx and Note address xxxxxx		Reviewer Comment (2025-04-24): FTP provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833827	xxxxxx	33304395	xxxxxx	04/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final CD reflects a disbursement date prior to consummation. There is a PC-CD in file with an updated disbursement date, however final stamped settlement statement was not provided to support.		Reviewer Comment (2025-04-24): Final stamped settlement statement provided	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833828	xxxxxx	33200386	xxxxxx	04/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx(accounts xxxxxx)		Reviewer Comment (2025-04-24): Received Evidence of Access to Fund. Exception cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833828	xxxxxx	33200434	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-04-24): Received fraud and OFAC search run on the individual name of the seller, xxxxxx. Exception cleared. Reviewer Comment (2025-04-17): Received Mortgage Participant Report, fraud and OFAC run on the settlement agent, however, fraud and OFAC not run on the individual name of the seller, xxxxxx. Exception remains.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833828	xxxxxx	33208147	xxxxxx	04/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date of xxxxxx which is post-close. Provide the pre-close appraisal.		Reviewer Comment (2025-04-18): Preclose appraisal provided	04/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833846	xxxxxx	33315850	xxxxxx	04/28/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Minimum DSCR requirement for First time Investor is 1.00; exception for <1.00. Investor Exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-23): Client elects to waive with verified compensation factors			04/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833868	xxxxxx	33438856	xxxxxx	05/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $96.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee was not disclosed on Initial Loan Estimate and was later disclosed on the Loan Estimate dated xxxxxx as $126.00. No valid COC or cure was provided. The COC in file reflects the fee was added due to information based on property valuation and updated fees received and accordingly which is not a valid COC. More information is required to determine validity.		Reviewer Comment (2025-05-27): SitusAMC received a valid COC. Reviewer Comment (2025-05-19): SitusAMC received Changed Circumstance dated xxxxxx but it does not give sufficient information on why the Appraisal desk review fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833868	xxxxxx	33441367	xxxxxx	05/15/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-13): Client elects to waive			05/13/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33489637	xxxxxx	05/23/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-05-27): E-consent provided	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33489680	xxxxxx	05/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-05-28): Received Credit Report Comparison dated xxxxxx . Exception cleared.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33489955	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-22): Client elects to waive			05/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33489959	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The Borrower was not provided with list of service providers.		Reviewer Comment (2025-06-06): SitusAMC received SSPL	06/06/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33490062	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,646.48 exceeds tolerance of $2,039.00 plus 10% or $2,242.90. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $2,646.48 exceeds tolerance of $2,039.00 plus 10% or $2,242.90. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-06-06): SitusAMC received SSPL	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833907	xxxxxx	33490063	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,510.00 exceeds tolerance of $8,400.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee on the Loan Estimate dated xxxxxx was $8,400.00; however, the final Closing Disclosure reflects $8,510.00 without a valid change of circumstance.		Reviewer Comment (2025-05-28): SitusAMC received COC dated xxxxxx	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833907	xxxxxx	33490064	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fees on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $165.00 without a valid change of circumstance.	Reviewer Comment (2025-06-06): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-06-04): SitusAMC received Post CD,LOX and proof of mailing. However, we would also require Copy of refund check in order to cure the exception.

Reviewer Comment (2025-05-28): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																06/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833907	xxxxxx	33490065	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,568.33 exceeds tolerance of $3,550.00. Insufficient or no cure was provided to the borrower. (8304)	Lender cure of $18.33 is reflecting on Final CD, however due to multiple violations, this will be addressed after all other tolerance violations are addressed.		Reviewer Comment (2025-06-16): Exception cured at closing.		06/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833907	xxxxxx	33504877	xxxxxx	05/23/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The appraisal reflects PUD, however the DOT does not have a PUD rider attached. Provide the corrected and executed DOT, executed PUD rider, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-07-01): LOE and evidence of delivery provided. Reviewer Comment (2025-06-27): Received corrected DOT with LOI and executed PUD rider. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833907	xxxxxx	33504962	xxxxxx	05/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Installment Debt for xxxxxx: Payments can be excluded if there are 10 or fewer monthly payments remaining to pay the debt in full. If the payment is substantial and exceeds 5% of the borrower’s qualifying income, the overall transaction should be reviewed to ensure the remaining payments will not impact the borrower’s ability to handle the new mortgage payment. The monthly payment is > 5% of the borrower's total income and if added to DTI, DTI would exceed max of 50% which would affect ATR.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects to waive with verified compensation factors			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	834045	xxxxxx	33231195	xxxxxx	04/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or UDM report is required no more than 30 days prior to loan closing.		Reviewer Comment (2025-04-21): Received gap credit report. Exception cleared.	04/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834045	xxxxxx	33249428	xxxxxx	04/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC in file reflects the appraisal was received on xxxxxx requiring additional services (442), however the fee was not disclosed until xxxxxx which is outside of the 3 day timing requirement.		Reviewer Comment (2025-04-28): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-04-21): SitusAMC received log, but it doesn't give sufficient information on why the reinspection was added as appraisal was completed "as is". Please provide additional information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		04/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834045	xxxxxx	33249496	xxxxxx	04/16/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The preparer provided an expense factor, however the preparer does not reference the business being verified.		Reviewer Comment (2025-05-01): Client is accepting email from CPA which references business, CPA letter with expense factor as is with no business mention and SunBiz that reflects a search of borrower's name with no additional businesses found. Reviewer Comment (2025-05-01): The same CPA letter was provided that was previously provided. It does not list the business the expense factor was provided for. Reviewer Comment (2025-04-25): Received email was already in file which reflects only last name of the borrower. Exception remains.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834132	xxxxxx	33317785	xxxxxx	04/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2025-04-29): SitusAMC received xxxxxx CD 3 business days prior to consummation.	04/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834132	xxxxxx	33317786	xxxxxx	04/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-12.40 exceeds tolerance of $-190.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-12.40 exceeds tolerance of $-190.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-05-07): SItusAMC received LOE and rate lock to validate the pricing change.

Reviewer Comment (2025-05-06): SitusAMC received rebuttal comment and LOE with rate lock. from the provided documents we are unable to identify the pricing hit. Please provide previous rate lock to compare the pricing change.

Reviewer Comment (2025-04-30): SitusAMC received rebuttal comment. However, in general 1026.19(e)(3) may be used for guidance. In this case, the loan amount reduced. If there was no pricing change, interest rate change, or program change that may have influenced pricing located in the loan file. As such, the lender credit should have reduced by the same rate if all other factors remained constant. Since the change in lender credit was disproportionate to the loan amount reduction the change is not allowed or there are other changes that were not noted in the VCC. Please provide documentation of the changes, including the date the lender became aware of the changes, or provide a cure.

Reviewer Comment (2025-04-29): SitusAMC Received COC dated xxxxxx states loan amount changed; however, Lender Credit did not decrease proportionate to loan amount change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															05/07/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834132	xxxxxx	33317787	xxxxxx	04/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.09 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.09 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-30): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	04/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834132	xxxxxx	33343610	xxxxxx	04/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to only the borrower.		Reviewer Comment (2025-04-29): Deed provided Reviewer Comment (2025-04-29): Received Quit Claim Deed is not recorded. Provide recorded Quit Claim Deed. Exception remains.	04/29/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834132	xxxxxx	33343615	xxxxxx	04/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Per the title, borrower was previously married (item 8) and not is divorced. Provide the divorce decree.		Reviewer Comment (2025-05-02): Received Divorce Degree and corrected 1003. Exception cleared. Reviewer Comment (2025-04-29): Received Quit Claim Deed is not acceptable. Divorce Decree is required for the dissolution of marriage. Exception remains.	05/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834132	xxxxxx	33420876	xxxxxx	05/07/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.09 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-05-07): Sufficient Cure Provided At Closing		05/07/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436021	xxxxxx	05/14/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-05-15): E-consent provided	05/15/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436036	xxxxxx	05/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	CPA letter is more than 120 days old; please provide recent document (from xxxxxx ).		Reviewer Comment (2025-05-27): Received CPA Letter dated xxxxxx . Exception cleared.	05/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436058	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-12): Client elects to waive			05/12/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436061	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-05-16): SitusAMC received xxxxxx CD 3 business days prior to consummation.	05/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436062	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.95 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-05-09): Sufficient Cure Provided At Closing		05/09/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834143	xxxxxx	33436152	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx		Reviewer Comment (2025-05-21): Received updated fraud report. Fraud and OFAC search run on the settlement agent. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	834156	xxxxxx	33423760	xxxxxx	05/12/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 reflects incorrect primary property address in REO section xxxxxx. Provide corrected 1003.		Reviewer Comment (2025-05-14): Received corrected 1003. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834156	xxxxxx	33423793	xxxxxx	05/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-14): Received CDA. Exception cleared.	05/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834156	xxxxxx	33423817	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-05): SitusAMC Earliest E-Consent dated xxxxxx	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834156	xxxxxx	33428286	xxxxxx	05/12/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	xxxxxx Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.	Invoice in file only for appraisal fee. Each third party fee requires an invoice.	Reviewer Comment (2025-06-09): Invoices provided and refund

Reviewer Comment (2025-06-05): Received invoices for county recording, title and flood. Still pending  receipt of tax service fee invoice. A lender credit of $65 per the LOE to borrower was applied post-close, however a general credit cannot be applied. Provide a copy of the check and evidence of delivery to the borrower or the invoice for the tax service fee.

Reviewer Comment (2025-06-03): The only invoice provided again was for the credit report. As noted on xxxxxx, all third party invoices are required (anything paid to a third party, up to and including title fees, flood cert and tax service fee). Further, the LOE provided states a refund was provided for the tax service fee, however the check nor evidence of delivery were provided either to avoid the invoice for this fee.

Reviewer Comment (2025-05-19): Appraisal and credit invoice attached. Still need all other third party invoices (anything paid to a third party, up to and including title fees).
															06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33317990	xxxxxx	04/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for single entity ownership exceeds guideline max of 20%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-04-28): Client elects to waive with verified compensation factors			04/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33317995	xxxxxx	04/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for investment concentration > 60%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-04-28): Client elects to waive with verified compensation factors			04/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33332424	xxxxxx	04/24/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	xxxxxx: 1) 2023/2024 personal tax returns are not signed and dated by the borrower & the 2024 business returns are not signed and dated by the borrower. Transcripts cannot be utilized in lieu of. 2) 2024 P&L is not signed and dated by the borrower as required by guidelines. Also, not signed and dated by the preparer. Says at the bottom "prepared without audit and see attached preparation letter, but no letter was attached. 3) The 2025 YTD P&L was not provided as required per guidelines when last tax return is > 120 days old. Only gap P&L for 2024 was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-10): Received preparation letter for 2024 P&L. However, 2025 YTD P&L at the bottom it says "prepared without audit and see attached preparation letter, received letter is dated post closing. Provide preparation letter for P&L 2025 prior to closing. Exception remains.

Reviewer Comment (2025-05-06): Per updated guidance, if tax and business transcripts are in file, then the tax and business returns do not need to be signed and dated by the borrower. Item#1 met. Still need item #2 and 3.
																	06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33332659	xxxxxx	04/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Cert of Good Standing for the Borrowing Entity.		Reviewer Comment (2025-05-08): Received Certificate of Good Standing for the Borrowing Entity. Exception cleared. Reviewer Comment (2025-05-02): Received Business Search is for xxxxxx. However, the document requested is for borrowing entity, xxxxxx, a xxxxxx. Exception remains.	05/08/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33332729	xxxxxx	04/24/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		The CDA reflects risk score High with an additional review as recommended on page 1. On page 2, for the question "Do you recommend an additional review to be conducted on this appraisal? reflects "Yes, an additional review is not recommended. CDA needs to be updated with appropriate data. (Note: There are conflicting CU scores in file, so a secondary valuation is required per guidelines.)		Reviewer Comment (2025-06-06): Per client, accepting CDA since within 10%. Reviewer Comment (2025-06-03): CDA updated to additional review is required with a risk score of High. Value is within 10% of appraised value. Assigned to investor to advise if they are accepting or requiring an additional review.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834237	xxxxxx	33332837	xxxxxx	04/24/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA unit number does not match the Note.		Reviewer Comment (2025-06-03): Updated CDA provided	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834239	xxxxxx	33244759	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-04-24): Received Flood Certificate. Exception cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834239	xxxxxx	33244760	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-04-24): Received Approval. Exception cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834239	xxxxxx	33244825	xxxxxx	04/16/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-24): xxxxxx is a Wet States. Wet states require the HOI to be in effect at or prior to closing. Dry states allow at disbursement.			05/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834239	xxxxxx	33248014	xxxxxx	04/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, authorized signor for seller, xxxxxx, and settlement agent (unable to determine settlement agent name)		Reviewer Comment (2025-05-05): Received Background Check for settlement agent. Exception cleared. Reviewer Comment (2025-04-29): Received background check for seller. Provide document for settlement agent (unable to determine settlement agent name), along with fraud and OFAC search. Exception remains.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834248	xxxxxx	33217737	xxxxxx	04/14/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-04-22): Received Final Title Policy reflecting sufficient coverage amount. Exception cleared.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834248	xxxxxx	33217741	xxxxxx	04/14/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-23): Received Title Final. Exception cleared.	04/23/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834248	xxxxxx	33217800	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-04-22): Approval provided	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834248	xxxxxx	33231506	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the Business Purpose Certificate.		Reviewer Comment (2025-04-23): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-04-22): Received the same occupancy certificate which was already provided in the file. Provide a signed and completed Business Purpose Certificate. Exception remains.	04/23/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834309	xxxxxx	33583357	xxxxxx	06/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-17): CU scores provided < 2.5	06/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834309	xxxxxx	33583785	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-09): Client elects to waive			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834309	xxxxxx	33584469	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $334.50 exceeds tolerance of $155.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-05): Sufficient Cure Provided At Closing		06/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834309	xxxxxx	33584470	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,540.05 exceeds tolerance of $5,214.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-06-05): Sufficient Cure Provided At Closing		06/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834309	xxxxxx	33606378	xxxxxx	06/10/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Investor exception: Business used for qualifying has been in existence for less than 2 years due to the ongoing business practices of xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-09): Client elect to waive with verified compensation factors			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834309	xxxxxx	33606542	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide evidence of ownership % for xxxxxx. Merged with xxxxxx per borrower LOE to form xxxxxx.		Reviewer Comment (2025-06-26): Received Operating Agreement for xxxxxx. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834309	xxxxxx	33606702	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-06-30): Missing OA provided for LLC	06/30/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834309	xxxxxx	33606703	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-06-30): Missing OA provided for LLC	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33334806	xxxxxx	04/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-04-28): Appraisal comments made xxxxxx : No Damage			04/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33334951	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $258.00 exceeds tolerance of $200.00 plus 10% or $220.00. Sufficient or excess cure was provided to the borrower. xxxxxx			Reviewer Comment (2025-04-23): Sufficient Cure Provided within 60 Days of Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834364	xxxxxx	33361997	xxxxxx	04/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): HOEPA points and fees exception cured.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33361998	xxxxxx	04/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): HOEPA points and fees exception cured.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33361999	xxxxxx	04/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): HOEPA points and fees exception cured.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33362000	xxxxxx	04/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): HOEPA points and fees exception cured.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33362001	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.02687% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .02687%). Non-Compliant High Cost Loan.	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): SitusAMC received Signed letter from borrower indicating their choice to accept refund and make loan non-high-cost, copy of refund check and proof of mailing.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
																06/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834364	xxxxxx	33362003	xxxxxx	04/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Most of the title fees were paid to an escrow division of the lender.	Reviewer Comment (2025-06-05): HOEPA points and fees exception cured.

Reviewer Comment (2025-05-29): The LOE does not clear the condition. The option letter must be provided in order to meet the HOEPA cure requirements. The lender just stating we provided the option is not acceptable.

Reviewer Comment (2025-05-20): Received copy check, mailing label (reflects delivered), borrower LOE on refund. However, HOEPA cure violations are very specific on what is needed. The lender needed to provide the borrower with a choice letter on either to accept a refund and make the loan non-high cost or to keep loan as high cost and make loan compliant. The borrower LOE reads that they were just informed they were getting a refund vs. being provided a choice. The choice letter is required and mandatory per the cure provisions. Once received, this can be escalated for review.

Reviewer Comment (2025-04-30): Please review the original condition comments. Most of the title fees were paid to an escrow division of the lender. Therefore, they fees included in the HOEPA/HC analysis.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834364	xxxxxx	33362007	xxxxxx	04/29/2025	Compliance	Compliance	Miscellaneous Compliance	RESPA	Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.	Date Issued: xxxxxx	Most of the title fees were paid to an escrow division of the lender.		Reviewer Comment (2025-04-28): Client elects to waive			04/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834378	xxxxxx	33312288	xxxxxx	04/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx Settlement Agent parties to the transaction is Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-05-21): Received updated Fraud report. Fraud and OFAC search run on the settlement agent. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834378	xxxxxx	33326475	xxxxxx	04/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence that the primary residence is free and clear.		Reviewer Comment (2025-05-21): Received property history report that the primary residence is free and clear. Exception cleared. Reviewer Comment (2025-05-20): An HOI with no mortgages is not evidence of free and clear as this is accidently omitted at times. Provide evidence property is free and clear.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834378	xxxxxx	33326537	xxxxxx	04/24/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The Final CD reflects $14,000 in gifts provided. Provide the gift letter.		Reviewer Comment (2025-05-21): Received Gift letter. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834381	xxxxxx	33497355	xxxxxx	05/27/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-05-28): Received E-sign Consent Agreement. Exception cleared.	05/28/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834381	xxxxxx	33497942	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The 2 years 1040's are signed but not dated by the borrower.		Reviewer Comment (2025-06-16): Received the docusign as to when the borrower signed and dated the tax returns Reviewer Comment (2025-05-28): The same documents were provided that were in file at time of review. Please review original condition. The 2 years 1040's are signed but not dated by the borrower.	06/16/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834381	xxxxxx	33497943	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (xxxxxx/Schedule C)	The 2 years 1040's are signed but not dated by the borrower.		Reviewer Comment (2025-06-16): Received the docusign as to when the borrower signed and dated the tax returns Reviewer Comment (2025-05-28): The same documents were provided that were in file at time of review. Please review original condition. The 2 years 1040's are signed but not dated by the borrower.	06/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834381	xxxxxx	33497944	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The 2 years 1040's are signed but not dated by the borrower.		Reviewer Comment (2025-06-16): Received the docusign as to when the borrower signed and dated the tax returns Reviewer Comment (2025-05-28): The same documents were provided that were in file at time of review. Please review original condition. The 2 years 1040's are signed but not dated by the borrower.	06/16/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834403	xxxxxx	33354108	xxxxxx	05/01/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit xxxxxx missing in address		Reviewer Comment (2025-05-06): Updated flood cert provided Reviewer Comment (2025-05-06): The attached flood cert is still incorrect. Only reflects Unit xxxxxx. Note reflects Unit xxxxxx.	05/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834403	xxxxxx	33354152	xxxxxx	05/01/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Unit xxxxxx missing in address from both the appraisal and the desk review.		Reviewer Comment (2025-05-14): Updated appraisal and CDA provided	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834416	xxxxxx	33512739	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in Fraud/OFAC search. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-06-06): Received Fraud and OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512905	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $730.00 exceeds tolerance of $585.00 plus 10% or $643.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512906	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,866.38 exceeds tolerance of $3,776.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): SitusAMC received valid COC document.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512907	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,098.00 exceeds tolerance of $4,000.00. Insufficient or no cure was provided to the borrower. (7325)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): SitusAMC received valid COC document.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512908	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $77.00 exceeds tolerance of $65.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512909	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $182.00 exceeds tolerance of $118.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33512959	xxxxxx	05/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title Policy not in file.		Reviewer Comment (2025-06-06): Title search provided	06/06/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834416	xxxxxx	33526869	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit)	Title not provided		Reviewer Comment (2025-06-06): Title search provided	06/06/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834416	xxxxxx	33570644	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $730.00 exceeds tolerance of $585.00 plus 10% or $643.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Sufficient cure provided at closing.		Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33570645	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $77.00 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure provided at closing.		Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33570646	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $182.00 exceeds tolerance of $118.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided at closing.		Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834416	xxxxxx	33590371	xxxxxx	06/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the title search provided post review the 4th quarter taxes due 4/1 were not paid through closing and now delinquent. Provide proof taxes were paid or clear title.		Reviewer Comment (2025-06-06): Tax cert provided reflecting NPD xxxxxx and lad paid xxxxxx Reviewer Comment (2025-06-06): It does not matter if this is a CES loan and if the first lien is escrowed if taxes are due and delinquent, they must be paid.	06/06/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834423	xxxxxx	33333973	xxxxxx	04/28/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date. There is a PC-CD in file with an updated disbursement date, however the final stamped settlement statement was not provided to support.		Reviewer Comment (2025-04-30): Final signed stamped settlement statement to support disbursement date of xxxxxx	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834428	xxxxxx	33425083	xxxxxx	05/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost verbiage was not provided on RCE for xxxxxx nor RCE provided.		Reviewer Comment (2025-05-14): Received email for HOI policy to cover the coverage amount. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834433	xxxxxx	33670688	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-06-27): Articles provided Reviewer Comment (2025-06-27): Received Operating Agreement which was already in file. Provide filed Articles of Organization/Formation. Exception remains.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834433	xxxxxx	33670724	xxxxxx	06/20/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert reflects xxxxxx vs. xxxxxx		Reviewer Comment (2025-06-25): Updated flood cert provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834433	xxxxxx	33707202	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Document in file is not for the Borrowing Entity.		Reviewer Comment (2025-06-30): Received Certificate of Good Standing. Exception cleared. Reviewer Comment (2025-06-27): The pull date was not provided on the document. Must be within 120 days of closing.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834447	xxxxxx	33519481	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $131.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Additional appraisal fee of $131.00 exceeds tolerance. A valid COC was not provided for the increase in fee.		Reviewer Comment (2025-06-09): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		06/09/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834447	xxxxxx	33538146	xxxxxx	05/30/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.97413% exceeds Guideline total debt ratio of 50.00000%.	Per guidelines, the senior lien payment is qualified off the credit report payment.	Reviewer Comment (2025-06-04): Credit memo via email provided by client indicating the intent of this section for the senior lien payment qualified off the credit report payment is to break down the various components of what makes up PITIA. This section was not written as such to imply that taxes/insurance are to be counted twice when taxes/insurance are escrowed. This section of the guide along with the matrix will have to be updated to eliminate this issue. Removed difference in escrow payment from senior lien and taxes and insurance from current CES docs included in ratios.

Reviewer Comment (2025-06-02): The notes provided do not clear the condition. The matrix states the senior lien payment is qualified off the credit report payment. Further, the DTI also includes all docs for PITIA for the second lien as well per the guidelines. It is understood what is being said, but the guidelines are specifically written this way for some reason. Therefore, current DTI is valid. Investor can elect to waive with verified compensation factors.
															06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834447	xxxxxx	33538156	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per guidelines, the senior lien payment is qualified off the credit report payment.	Reviewer Comment (2025-06-04): Credit memo via email provided by client indicating the intent of this section for the senior lien payment qualified off the credit report payment is to break down the various components of what makes up PITIA. This section was not written as such to imply that taxes/insurance are to be counted twice when taxes/insurance are escrowed. This section of the guide along with the matrix will have to be updated to eliminate this issue. Removed difference in escrow payment from senior lien and taxes and insurance from current CES docs included in ratios.

Reviewer Comment (2025-06-02): The notes provided do not clear the condition. The matrix states the senior lien payment is qualified off the credit report payment. Further, the DTI also includes all docs for PITIA for the second lien as well per the guidelines. It is understood what is being said, but the guidelines are specifically written this way for some reason. Therefore, current DTI is valid. Investor can elect to waive with verified compensation factors.
															06/04/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834447	xxxxxx	33538157	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per guidelines, the senior lien payment is qualified off the credit report payment.	Reviewer Comment (2025-06-04): Credit memo via email provided by client indicating the intent of this section for the senior lien payment qualified off the credit report payment is to break down the various components of what makes up PITIA. This section was not written as such to imply that taxes/insurance are to be counted twice when taxes/insurance are escrowed. This section of the guide along with the matrix will have to be updated to eliminate this issue. Removed difference in escrow payment from senior lien and taxes and insurance from current CES docs included in ratios.

Reviewer Comment (2025-06-02): The notes provided do not clear the condition. The matrix states the senior lien payment is qualified off the credit report payment. Further, the DTI also includes all docs for PITIA for the second lien as well per the guidelines. It is understood what is being said, but the guidelines are specifically written this way for some reason. Therefore, current DTI is valid. Investor can elect to waive with verified compensation factors.
															06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834447	xxxxxx	33538158	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.97413% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per guidelines, the senior lien payment is qualified off the credit report payment.	Reviewer Comment (2025-06-04): Credit memo via email provided by client indicating the intent of this section for the senior lien payment qualified off the credit report payment is to break down the various components of what makes up PITIA. This section was not written as such to imply that taxes/insurance are to be counted twice when taxes/insurance are escrowed. This section of the guide along with the matrix will have to be updated to eliminate this issue. Removed difference in escrow payment from senior lien and taxes and insurance from current CES docs included in ratios.

Reviewer Comment (2025-06-02): The notes provided do not clear the condition. The matrix states the senior lien payment is qualified off the credit report payment. Further, the DTI also includes all docs for PITIA for the second lien as well per the guidelines. It is understood what is being said, but the guidelines are specifically written this way for some reason. Therefore, current DTI is valid. Investor can elect to waive with verified compensation factors.
															06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834692	xxxxxx	33293103	xxxxxx	04/22/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception in file for VOM for subject property without < 6 months borrower payment verification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-18): Client elects to waive with verified compensation factors			04/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834692	xxxxxx	33293106	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-04-23): Received Approval document. Exception cleared.	04/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834692	xxxxxx	33293123	xxxxxx	04/22/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor Exception in file for Cash out is not eligible for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-18): Client elects to waive with verified compensation factors			04/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834692	xxxxxx	33293133	xxxxxx	04/22/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor Exception in file for using appraised value with < 12 months seasoning, but > 6 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-18): Client elects to waive with verified compensation factors			04/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834692	xxxxxx	33293149	xxxxxx	04/22/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Desk Review shows zip code as xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-05-06): Updated CDA provided Reviewer Comment (2025-04-28): The comments made on xxxxxx appear to be for the Seller. Desk Review shows zip code as xxxxxx and Note has xxxxxx.	05/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834692	xxxxxx	33306720	xxxxxx	04/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: Zip code xxxxxx vs. Note xxxxxx.		Reviewer Comment (2025-04-28): Updated later dated title received.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834779	xxxxxx	33318682	xxxxxx	04/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $358,683.03 is over disclosed by $405.00 compared to the calculated Amount Financed of $358,278.03 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $358,683.03; calculated amount financed is $358,278.03. Variance is $405.00.		Reviewer Comment (2025-05-22): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Reviewer Comment (2025-05-14): SitusAMC received cure refund check. Missing the copy of the Corrected CD to finalize cure. Reviewer Comment (2025-05-12): SitusAMC received LOE to borrower, copy of check request & copy of FedEx tracking. Missing copy of Corrected CD and refund check to borrower for $450 to finalize cure documentation requirements.		05/22/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834779	xxxxxx	33318683	xxxxxx	04/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $625,111.89 is under disclosed by $405.00 compared to the calculated Finance Charge of $625,516.89 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $625,111.89; calculated finance charge is $625,516.89. Variance is $405.00.		Reviewer Comment (2025-05-22): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Reviewer Comment (2025-05-14): SitusAMC received cure refund check. Missing the copy of the Corrected CD to finalize cure. Reviewer Comment (2025-05-12): SitusAMC received LOE to borrower, copy of check request & copy of FedEx tracking. Missing copy of Corrected CD and refund check to borrower for $450 to finalize cure documentation requirements.		05/22/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	834779	xxxxxx	33344062	xxxxxx	04/28/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	First Time Homebuyers with < 12 months history or rent free borrower's are capped at 80% LTV.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors			05/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	834779	xxxxxx	33344124	xxxxxx	04/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Section 5: Declarations was not completed.		Reviewer Comment (2025-05-21): Lender attestation provided Reviewer Comment (2025-05-14): Updated and signed 1003 provided with delivery on borrower signature with clicksign. Provide lender attestation on error.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	834857	xxxxxx	33518365	xxxxxx	05/30/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Missing ISAOA ATIMA	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-12): It does not matter the policy period did not change. The corrections did not take effect until xxxxxx which is post-close and not acceptable. Reviewer Comment (2025-06-11): The updated endorsement became effective xxxxxx which is post-close and not acceptable.			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834857	xxxxxx	33536886	xxxxxx	05/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the Notes for the mortgage liens on REO property on xxxxxx. Housing history was not provided and mortgage lien per fraud report reflects in the borrower's name. There is a mortgage statement in file with another individuals name but mortgage statements do not always reflect all borrowers. (Please note: Mortgage lien debt was added to ratios, however mortgage history was not provided).		Reviewer Comment (2025-06-26): Received Mortgage Statement for the month of June. Exception cleared. Reviewer Comment (2025-06-16): Received 11 months mortgage statement reflecting payment from July 2024 through May 2025. Please provide mortgage statement for the payment made for June 2024. Exception remains. Reviewer Comment (2025-06-13): The loan was reviewed to 1.2025 guidelines which has these requirements.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33529630	xxxxxx	06/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-09): Received Final Title Policy. Exception cleared.	06/09/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33529633	xxxxxx	06/03/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-09): Received Final Title Policy. Exception cleared.	06/09/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33529652	xxxxxx	06/03/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not in file	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33556898	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC does not give sufficient information as to why the fee was added.		Reviewer Comment (2025-06-16): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-06-09): SitusAMC received Changed Circumstance dated xxxxxx , stating per underwriter's review of the appraisal, $100 desk review fee added. In order to determine if the changed circumstance is valid we would require Underwriters Log in order to verify the fee.		06/16/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834873	xxxxxx	33556899	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee paid to AMC. Fee Amount of $57.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	The COC does not give sufficient information as to why the fee was added.		Reviewer Comment (2025-06-16): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-06-09): SitusAMC received Changed Circumstance dated xxxxxx , stating per underwriter's review of the appraisal, $100 desk review fee added. In order to determine if the changed circumstance is valid we would require Underwriters Log in order to verify the fee.		06/16/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834873	xxxxxx	33556968	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33556970	xxxxxx	06/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Paystubs	xxxxxx: 1) YTD paystub required when a borrower W2's themself per guidelines 2). YTD P&L required when last ending tax return is > 120 days old per guidelines.	Reviewer Comment (2025-06-20): Per client email, accepting borrower LOE that he does not issue himself paystub for tax reporting purposes.

Reviewer Comment (2025-06-18): Received YTD P&L. Borrower provided an LOE regarding no paystubs, however investor will need to advise if they are accepting this in lieu of as the guideline requirements are not met when a borrower W2's themself.

Reviewer Comment (2025-06-11): Borrower provided an LOE regarding no paystubs, however investor will need to advise if they are accepting this in lieu of as the guideline requirements are not met when a borrower W2's themself. Further, YTD P&L was also not provided.
															06/20/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834873	xxxxxx	33557032	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-06-20): Per client email, accepting borrower LOE that he does not issue himself paystub for tax reporting purposes. Reviewer Comment (2025-06-18): Received YTD P&L. Pending receipt of YTD paystub.	06/20/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834873	xxxxxx	33557033	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-06-20): Per client email, accepting borrower LOE that he does not issue himself paystub for tax reporting purposes. Reviewer Comment (2025-06-18): Received YTD P&L. Pending receipt of YTD paystub.	06/20/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834875	xxxxxx	33404934	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx, xxxxxx xxxxxx)	The business or personal tax returns provided are not the most recent.		Reviewer Comment (2025-05-05): Client elects to waive			05/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834875	xxxxxx	33404935	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	The business or personal tax returns provided are not the most recent.		Reviewer Comment (2025-05-05): Client elects to waive			05/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834875	xxxxxx	33404942	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-05-12): SitusAMC received disclosure tracking for the xxxxxx CD.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834875	xxxxxx	33404943	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $700.00 exceeds tolerance of $475.00 plus 10% or $522.50. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the Recording fee. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $225.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-06-05): SitusAMC received Letter of explanation, Corrected Closing disclosure and Final Settlement statement.

Reviewer Comment (2025-06-04): SItusAMC received PCCD with corrected recording fee but the copy of PCCD provided is not legitimate: Page#1 clash to close section missing, page #2 section H, I and J is missing and similarly the bottom details of page 3, 4 and 5 are also missing. Please provide complete copy of PCCD to re-evaluate the exception.

Reviewer Comment (2025-05-28): A Corrected CD and LOE to borrower updating on the final recording fees to match the Final Settlement Statement which as stated recording fees were less than the Final CD disclosed recording fees.

Reviewer Comment (2025-05-26): SitusAMC received LOE explaining the SB2 fee but from LOE is not clear why SB2 added later on CD while it is xxxxxx state and is applicable to loan from initial itself as per "applicability". Please provide additional information about the changes received regarding change in recording, deed or any instrument that was unknown at the time of initial and lender received it later or cure will be required.

Reviewer Comment (2025-05-21): SitusAMC received lender rebuttal that additional recording fee was for lien release for recording.  It is assumed that this $225 additional fee is related to the SB2 Recording Fee.  We are unable to determine what this SB2 is related to, why lender was not aware at initial application for fee baseline disclosure and when lender was made aware of this change to support requirements for a valid changed circumstance.  Please provide additional information/documentation to further support noted information needed.

Reviewer Comment (2025-05-19): Email to investor: The lender’s LOE states new information was received and fees increased which were disclosed to the borrower. What new information did they received? The recording fees being disclosed at a lower amount and the amount being higher per an invoice or the title company stating the fees are really higher than the lender disclosed is not a valid reason to pass on these charges to the borrower. The lender will need to provide a valid reason as to why these fees increased in order to determine if the COC is valid. If not, a refund will be due.

Reviewer Comment (2025-05-16): SitusAMC: The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. We also required additional information on what impacts and why the recording fee was increased. Provide supporting documentation timeline for the fee was increased and to provide information supporting lender’s knowledge of when they became aware of the changes or Cure is due to borrower.

Reviewer Comment (2025-05-14): SitusAMC received COC dated xxxxxx for increase in recording fee however, the reason provided on COC is not sufficient. Please provide more information on release of prior lien and when lender has become aware of the increased fee.
															06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834900	xxxxxx	33422374	xxxxxx	05/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Missing unit # on HO6		Reviewer Comment (2025-05-15): Received updated HO6 policy. Exception cleared.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834900	xxxxxx	33422394	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx.		Reviewer Comment (2025-05-19): Received Fraud and OFAC searches run on seller, xxxxxx. Exception cleared. Reviewer Comment (2025-05-15): Received OFAC search run on seller, xxxxxx. Provide HUD /GSA/LDP or updated fraud report. Exception remains.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834930	xxxxxx	33470189	xxxxxx	05/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Unit is occupied.		Reviewer Comment (2025-05-22): Lease provided	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834930	xxxxxx	33489753	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-22): Search provided	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834930	xxxxxx	33489761	xxxxxx	05/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal reflects Yes to special FEMA flood hazard area, however zone is xxxxxx which is not in a flood zone.		Reviewer Comment (2025-05-22): Updated appraisal provided	05/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834980	xxxxxx	33351273	xxxxxx	04/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Missing Ownership percentage for xxxxxx Articles reflect 2 owners, 1 of which is not on the loan. Per guidelines, the borrower will need to document their 50% or higher ownership of the company that they will be using the assets from.	Reviewer Comment (2025-05-27): Received operating agreement to verify the ownership of the company. Exception cleared.

Reviewer Comment (2025-05-20): The OA provided is not signed or dated.

Reviewer Comment (2025-05-16): The lender attesation is not acceptable. Without knowing the ownership % it is not known if the combined members made up 50%. For example, if xxxxxx only has 20% ownership and xxxxxx only has 20% with the non-borrower xxxxxx owning 60%, the borrowers on the loan would have < 50% ownership. Assumptions cannot be made. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-05-13): Received Articles of Organization does not reflect the ownership percentage of the company. Therefore provide operating agreement or CPA letter to verify Ownership percentage for xxxxxx. Exception not cleared.

Reviewer Comment (2025-05-09): The document requested is for the document to verify ownership percentage of the business, xxxxxx. Per guidelines, if business funds are being utilized for assets, then borrower must be 50% or more ownership of the company. Since, Articles does not list the percentage of the business. Therefore provide Operating agreement or CPA letter to verify the ownership percentage of the business. Exception remains.
															05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834980	xxxxxx	33363458	xxxxxx	04/30/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The REO for xxxxxx does not list the primary residence in the REO section.		Reviewer Comment (2025-05-07): Updated 1003 provided	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834980	xxxxxx	33363505	xxxxxx	04/30/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-05-09): Agent LOE provided Reviewer Comment (2025-05-08): Provide the email confirmation that this was updated by the agent. The same policy was provided with ISAOA added in under the lender name in different font type. Reviewer Comment (2025-05-07): Lender requested back as mortgagee holder/loss payee section was not updated with ISAOA.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835118	xxxxxx	33278353	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx, Settlement Agent parties to the transaction is Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-04-22): Received Fraud and OFAC search run on settlement agent. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835118	xxxxxx	33285404	xxxxxx	04/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the primary residence does not appear on credit. Mortgage statement provided. Provide 12 month VOM or loan pay history from creditor along with borrower's 6 month pay history via cancelled checks/bank statements.		Reviewer Comment (2025-04-22): Received Credit Report. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835118	xxxxxx	33285438	xxxxxx	04/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the subject property does not appear on credit. Mortgage statement and Payoff provided. Provide 12 month VOM or loan pay history from creditor along with borrower's 6 month pay history via cancelled checks/bank statements.		Reviewer Comment (2025-04-22): Received credit report. Exception cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835119	xxxxxx	33423432	xxxxxx	05/12/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-05-14): Updated HOI provided	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835119	xxxxxx	33423440	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-14): Received fraud and OFAC search for all parties to transaction. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835150	xxxxxx	33309037	xxxxxx	04/24/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.66 is less than Guideline PITIA months reserves of 2.00.	Per the 1003, the lender is utilizing account xxxxxx with an ending balance of $10,296.46 as of the last statement ending xxxxxx Per account xxxxxx, two transfers from xxxxxx for $7,000 each on xxxxxx and xxxxxx were received. Therefore, account xxxxxx would be $0.		Reviewer Comment (2025-04-30): Updated account statement for xxxxxx provided with ending balance used up until closing of xxxxxx Reflects transfers to xxxxxx. Borrower now has sufficient reserves.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835150	xxxxxx	33313058	xxxxxx	04/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow C09 EAD	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-22): Client elects to waive with verified compensation factors			04/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835218	xxxxxx	33370158	xxxxxx	05/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signer for seller, xxxxxx.		Reviewer Comment (2025-05-14): Received Fraud and OFAC searches run on authorized signer for seller, xxxxxx. Exception cleared. Reviewer Comment (2025-05-12): Received OFAC search run on authorized signer for seller, xxxxxx. Provide HUD/GSA/LDP or updated fraud report. Exception remains. Reviewer Comment (2025-05-07): Received updated Fraud Report. However Fraud and OFAC searches not run on authorized signer for seller, xxxxxx. Exception remains.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835232	xxxxxx	33244591	xxxxxx	04/16/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Per guidelines, waiver of escrows requires 12 months of reserves. It should be noted, there is a xxxxxx statement in file without any ownership name, therefore excluded. To Note: xxxxxx with xxxxxx and xxxxxx can only be utilized for reserves at 60% without proof of liquidation. Including these accounts into reserves, borrower would still be short reserves.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-04-24): Client elects to waive with verified compensation factors			04/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835250	xxxxxx	33398573	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-02): Client elects to waive			05/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835250	xxxxxx	33398576	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $132.50 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-05-01): Sufficient Cure Provided At Closing		05/01/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835250	xxxxxx	33398616	xxxxxx	05/06/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR reflects the property address as the subject property vs. the property being rented per the final 1003. Provide the updated VOR.		Reviewer Comment (2025-05-22): Received corrected VOR. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835250	xxxxxx	33400695	xxxxxx	05/06/2025	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt		Please provide receipt of the $42,050.00 gift funds		Reviewer Comment (2025-05-22): Received wire confirmation of $42,100. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835250	xxxxxx	33402212	xxxxxx	05/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide missing pages for the business bank statements used for income, xxxxxx account xxxxxx for the following months (the last 2 pages of each statement are missing): 1. xxxxxx - xxxxxx provided only 8 pages out of 10 pages. 2. xxxxxx - xxxxxx provided only 6 pages out of 8 pages. 3. xxxxxx - xxxxxx provided only 6 pages out of 10 pages. 4. xxxxxx - xxxxxx provided only 6 pages out of 8 pages.		Reviewer Comment (2025-06-02): Received all pages for the business bank statements used for income. Exception cleared.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835250	xxxxxx	33402435	xxxxxx	05/06/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.). A look up of the company on the VOR does not support property management.		Reviewer Comment (2025-05-22): Received lookup which shows xxxxxx are in real estate rental/ leasing. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835309	xxxxxx	33344984	xxxxxx	04/28/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the blanket HOI. Only HO6 coverage in file for $90,000. The other policy in file for the HOA are Cert of Liability only with no building coverage.		Reviewer Comment (2025-05-08): Received preclose master policy for building coverage. Reviewer Comment (2025-05-06): The master policy was provided but is dated post close which is not acceptable. Reviewer Comment (2025-04-29): The only document provided was a 2 page additional remarks document with property addresses and property deductibles. This is not master policy dwelling building coverage. Provide all pages of the master HOA insurance reflecting building coverage.	05/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835309	xxxxxx	33345019	xxxxxx	04/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx does not match the Note on HO6 policy.		Reviewer Comment (2025-05-12): Updated HO6 provided	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835395	xxxxxx	33438832	xxxxxx	05/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $303,045.11 is over disclosed by $145.00 compared to the calculated Amount Financed of $302,900.11 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $303,045.11; calculated amount financed is $302,900.11. Variance is $145.00. Variance is the Apprasial Management Fee.		Reviewer Comment (2025-05-20): SitusAMC received LOA	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835395	xxxxxx	33438833	xxxxxx	05/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $556,442.48 is under disclosed by $145.00 compared to the calculated Finance Charge of $556,587.48 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $556,442.48; calculated finance charge is $556,587.48. Variance is $145.00. Variance is the Appraisal Management Fee.		Reviewer Comment (2025-05-20): SitusAMC received LOA	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835395	xxxxxx	33438834	xxxxxx	05/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Initial CD in file is dated xxxxxx and signed xxxxxx		Reviewer Comment (2025-05-20): SitusAMC received CD dated xxxxxx	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	835395	xxxxxx	33441193	xxxxxx	05/15/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of is less than Guideline required borrower's own funds of 5.00%.	Borrower is using gift funds for purchase and living rent free. Guides require Borrower must contribute 5% of the purchase price from their own funds.	Reviewer Comment (2025-05-29): Per CD and docs in file, Borrower put down $3,000 of their own funds for EMD which meets the 5% requirement.

Reviewer Comment (2025-05-28): Investor can elect to waive with verified compensation factors as based on the amount required to close less gift funds, borrower has < 5% down of own funds.

Reviewer Comment (2025-05-21): As previously mentioned, Per page 47-48 of the lender's guidelines, he Borrower must contribute 5% of the purchase price from their own funds when using gifts and LTV > 70%. Per page 8, if living rent free, borrower must contribute 5% of own funds. Page 8 does not mention this applies to FTHB only.

Reviewer Comment (2025-05-19): Per page 47-48 of the lender's guidelines, he Borrower must contribute 5% of the purchase price from their own funds when using gifts and LTV > 70%.
															05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	835395	xxxxxx	33450959	xxxxxx	05/15/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Per investor overlays, Borrower must provide documentation verifying source of funds, letter of explanation is not sufficient. LOE provided for $70,000 large deposit on xxxxxx and $18,700 and $19,000 large deposit on xxxxxx.		Reviewer Comment (2025-05-21): Invoices provided to support additional large deposit of $18,000 including LOE used for assets. Reviewer Comment (2025-05-19): Received source of $18,700. $19,000 is transfer for borrower owned account xxxxxx. Part of $70,000 ($52,000) was gift however the other $18,000 of this is unaccounted for. Could not locate any invoices of repayment for car expenses and as noted, per the investor overlays, LOE's are not acceptable for explanation. Provide the documents to support the borrower loaned this money to parents and the remaining paid back as a loan.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	835395	xxxxxx	33450970	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided	Income: If the personal bank statements reflect names other than our borrower(s), the following is required: 100% access letter from individual(s) presenting on personal bank statements. LOE from spouse references a different DBA other than reflected on the business license and 1003.	Reviewer Comment (2025-06-03): Received LOE by spouse with corrected business name however the signature is different as compare with previous LOE . Exception cleared.

Reviewer Comment (2025-05-27): None of the previous comments nor the original condition state Flat Out is being used for income. The access letter notes that is the name of the business in which she is granting access to when everything else in file states xxxxxx. As previously mentioned, the borrower's business on the 1003 and license provided is xxxxxx. The LOE provided by the spouse references the account but a different business name. If the personal statements provided for income for xxxxxx are for a different business, then third party documentation will need to be provided verifying ownership of this business.

Reviewer Comment (2025-05-21): As previously mentioned, the borrower's business on the 1003 and license provided is xxxxxx. The LOE provided by the spouse references the account but a different business name. If the personal statements provided for income for xxxxxx are for a different business, then third party documentation will need to be provided verifying ownership of this business.

Reviewer Comment (2025-05-19): The LOE is not acceptable. Personal bank statements were used to qualify in which the borrower is not the sole owner. It is held jointly with the non-borrower. Per guidelines, if the personal bank statements reflect names other than our borrower(s), the following is required: 100% access letter from individual(s) presenting on personal bank statements.
															06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	835395	xxxxxx	33450999	xxxxxx	05/15/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower has no vested ownership in current primary. Lives rent free with non-borrowing spouse and history report reflects no vested ownership.		Reviewer Comment (2025-05-19): Updated 1003 provided	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33327644	xxxxxx	04/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert e reflects address as xxxxxx vs xxxxxx, & xxxxxx as per Note.		Reviewer Comment (2025-05-02): Updated flood cert provided	05/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33327653	xxxxxx	04/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance reflects address as xxxxxx vs xxxxxx, & xxxxxx as per Note.		Reviewer Comment (2025-04-30): Updated HOI provided	04/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33343194	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) The 2022/2023 personal and business returns are signed but not dated by the borrower 2) 2024 P&L is not signed and dated by the borrower. All are guideline requirements. 3) 2025 signed and dated YTD P&L required. Transcripts cannot be accepted in lieu of.		Reviewer Comment (2025-04-30): Signed and dated personal and business returns provided, signed 2024 and signed 2025 P&L provided.	04/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33343325	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence of the 2nd lien P&I.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-02): Assigned to investor. The investor will need to advise if they are accepting the initial LE as proof of payment for the second P&I on property. Appears borrower is in the process of taking out a new second lien. It is not clear if things will change along the way which would increase the payment. If investor does not accept, condition will need to be waived with verified compensation factors or wait until second lien has funded as it is currently in the Doc Out stage (loan cleared to close on xxxxxx per lender screen shot)

Reviewer Comment (2025-05-01): Final 1003 application reflects 2nd lien with monthly payment $4,295.77 and Unpaid Balance of $xxxxxx with account number xxxxxx. Exception remains.
																	05/05/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33343394	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Insurance Verification Insurance Verification Insurance Verification Insurance Verification			Reviewer Comment (2025-05-01): Received LOX for no HOI policy. Exception cleared.	05/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835397	xxxxxx	33343397	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Other Other Other	Provide evidence of the 6 months payment ledger supporting business pays debt.		Reviewer Comment (2025-05-01): Received 6 months payment ledger supporting business pays debt. Exception cleared. Reviewer Comment (2025-04-30): The document provided does not clear this condition. Please review the original condition. Provide evidence of the 6 months payment ledger supporting business pays debt. This ledger was provided in the concurrent files.	05/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835414	xxxxxx	33409159	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-12): Approval provided	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835457	xxxxxx	33433349	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Reviewer Comment (2025-06-18): RTC's provided. See new exception.

Reviewer Comment (2025-06-09): Rescission applies to primary residence refinances whether the borrower is currently occupying or not. As noted in comments on xxxxxx primary appraisal used for qualifying reflects property was completed in xxxxxx and is as-is and there is no evidence of construction to perm.

Reviewer Comment (2025-05-20): The same comments were provided that were previously rejected. See comments from 5/20: Condition cannot be waived. Primary appraisal used for qualifying reflects property was completed in xxxxxx and is As-Is. Further, the guidelines do not state construction to perm loans are allowed.

Reviewer Comment (2025-05-20): Condition cannot be waived. Primary appraisal used for qualifying reflects property was completed in xxxxxx and is As-Is. Further, the guidelines do not state construction to perm loans are allowed.
															06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835457	xxxxxx	33433395	xxxxxx	05/14/2025	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 24 months.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx Statement Period Months provided: 23,	The Statements for xxxxxx xxxxxx 24 and xxxxxx xxxxxx is missing for a full 12 months. It should be further noted, the October statement ends on xxxxxx and the ending balance does not match the November statement stating balance.		Reviewer Comment (2025-06-05): Missing statements provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33433397	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-21): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33435588	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	The Statements for xxxxxx xxxxxx 24 and xxxxxx xxxxxx is missing for a full 12 months. It should be further noted, the October statement ends on xxxxxx and the ending balance does not match the November statement stating balance.		Reviewer Comment (2025-06-05): Missing statements provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33435594	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Statements for xxxxxx xxxxxx 24 and xxxxxx xxxxxx is missing for a full 12 months. It should be further noted, the October statement ends on xxxxxx and the ending balance does not match the November statement stating balance.		Reviewer Comment (2025-06-05): Missing statements provided	06/05/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835457	xxxxxx	33435595	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The Statements for xxxxxx xxxxxx 24 and xxxxxx xxxxxx is missing for a full 12 months. It should be further noted, the October statement ends on xxxxxx and the ending balance does not match the November statement stating balance.		Reviewer Comment (2025-06-05): Missing statements provided	06/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33435597	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-inspection was added without a valid COC. Insufficient credit was provided.		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835457	xxxxxx	33435655	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Statements for xxxxxx xxxxxx 24 and xxxxxx xxxxxx is missing for a full 12 months. It should be further noted, the October statement ends on xxxxxx and the ending balance does not match the November statement stating balance.		Reviewer Comment (2025-06-05): Missing statements provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33442766	xxxxxx	05/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for subject property, item #1 creditor information is not completed.		Reviewer Comment (2025-06-05): Received VOM for subject property. Exception cleared. Reviewer Comment (2025-06-04): Received VOM however property address is missing. Exception remains. Provide VOM for subject property. Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33442804	xxxxxx	05/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There was a renewal and ext rider that is not listed on page 2 of the DOT. Provide the corrected and executed DOT to include rider, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-06-04): Evidence of delivery provided Reviewer Comment (2025-06-03): Received corrected DOT, LOE to borrower and lender's letter of intent to re-record. Pending receipt of evidence of delivery to the borrower.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33442807	xxxxxx	05/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Forbearance, loan modifications, or deferrals completed or reinstated within 12-months of the Note date of the subject transaction are not eligible. Per title and rider, last modified xxxxxx .	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-09): The LOE is not acceptable. Being a construction loan has no bearing on the modification requirements nor was evidence provided this modification was for extensions. Further, the guidelines do not differentiate between construction mortgage loans and regular mortgage loans.			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33442820	xxxxxx	05/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Extension not provided	Notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc). Maturity of loan was xxxxxx and per LOE from the existing lender, they have not renewed the extension and are on standby.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-09): The LOE is not acceptable. Being a construction loan has no bearing on the extension requirements which the guidelines require. Further, the guidelines do not differentiate between construction mortgage loans and regular mortgage loans. In comments made on a subsequent condition, the lender noted extensions were granted.			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33442870	xxxxxx	05/14/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal dated xxxxxx reflects Vacant.	Reviewer Comment (2025-06-18): Per client, they are not requiring the appraisal in question to be updated based on the later dated appraisal noting owner occupied.

Reviewer Comment (2025-06-17): Received corrected appraisal for Accelerated Appraisal for year built. xxxxxx Appraisal needs to be corrected to OO. A primary residence should not reflect vacant. The subject to appraisal was only for outdoor items. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-09): The LOE is not acceptable. Please review comments from 5/20: The primary appraisal used for qualifying reflects as-is with a completion date of xxxxxx. The secondary appraisal needs to be updated.

Reviewer Comment (2025-05-20): The same comments were provided that were previously rejected. See comments from 5/20: Condition cannot be waived. The primary appraisal used for qualifying reflects as-is with a completion date of xxxxxx. The secondary appraisal needs to be updated.

Reviewer Comment (2025-05-20): Condition cannot be waived. The primary appraisal used for qualifying reflects as-is with a completion date of xxxxxx. The secondary appraisal needs to be updated.
															06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835457	xxxxxx	33570993	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835457	xxxxxx	33686267	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Received new RTC's due to rescission not being provided at time of review. New rescission period provided expiring at midnight on xxxxxx The RTC's were e-signed. Need docusign to support borrowers signed and dated the forms as well as LOE to borrower for RTC's. Also, condition cannot be cured until xxxxxx after the rescission period expires.		Reviewer Comment (2025-06-24): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2025-06-23): Received LOE and docusign for RTC's. Condition cannot be cured until after midnight today. Re-queue loan on xxxxxx for curing.		06/24/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835457	xxxxxx	33686268	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date greater than Deal Start Date.	Rescission expiration date provided by lender on Notice of Right to Cancel has not expired as of time of review.			Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835461	xxxxxx	33471697	xxxxxx	05/20/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-05-21): E-Consent provided	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835461	xxxxxx	33471749	xxxxxx	05/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Matrix: Gap Credit Report or Undisclosed Debt Monitoring (UDM) is required for all loans, to be dated no more than 30-days prior to loan closing		Reviewer Comment (2025-05-22): Received Credit refresh report dated xxxxxx . Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835461	xxxxxx	33475648	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on property seller and authorized signors for property seller.		Reviewer Comment (2025-06-04): Received updated fraud and OFAC search run on the seller. Exception cleared. Reviewer Comment (2025-05-29): Received updated Fraud Report. However, Fraud and OFAC search not run on the authorized signors for property seller, xxxxxx. Exception remains.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33468514	xxxxxx	05/20/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-23): Received Final Title Policy. Exception cleared.	05/23/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33468529	xxxxxx	05/20/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-23): Received Final Title Policy. Exception cleared.	05/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33468718	xxxxxx	05/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.91 is less than Guideline PITIA months reserves of 6.00.	Per guidelines, program requires 6 months reserves. POCB invoice not provided for appraisal.		Reviewer Comment (2025-05-26): POCB paid invoice provided.	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33468741	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per guidelines, program requires 6 months reserves. POCB invoice not provided for appraisal.		Reviewer Comment (2025-05-26): POCB paid invoice provided.	05/26/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835468	xxxxxx	33468742	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per guidelines, program requires 6 months reserves. POCB invoice not provided for appraisal.		Reviewer Comment (2025-05-26): POCB paid invoice provided.	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33469137	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480412	xxxxxx	05/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor exception in file for Borrower is not currently on title and to allow use of current appraised value. Court ordered to transfer property back to borrower from current owner.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-19): Client elects to waive with verified compensation factors			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480444	xxxxxx	05/20/2025	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The borrower requires a minimum of 12 months reserves for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-16): Client elects to waive with verified compensation factors			06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480615	xxxxxx	05/20/2025	Credit	Guideline	Guideline Issue	Guideline	xxxxxx property type is not permitted per Guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-30): Client elects to waive with verified compensation factors			05/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480697	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $850.00. Insufficient or no cure was provided to the borrower. (7506)	Additional information is required to determine if COC is valid. COC states appraisal fee increased due to unique property, however per appraisal, standard SFD.		Reviewer Comment (2025-06-03): SitusAMC received detailed COC dated xxxxxx for increase in fee. Reviewer Comment (2025-05-28): SitusAMC received COC dated xxxxxx for increase in fee due to rush request. Borrower typically would not request an increase to their costs without a valid reason. Please provide why rush was requested or cure would be required.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480698	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Per the deeds in file, the subject property was not deeded to borrower until 5/8 & 5/9 which is post-close. Due to not completed until post-close, all vested parties should have been provided the right of rescission (3 individuals).		Reviewer Comment (2025-06-16): SitusAMC received evidence that rescission was provided to the required party.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835468	xxxxxx	33480738	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the updated 1008 reflecting C/O refinance. Via a court order, the vested parties were required to deed the property back to the borrower. Per guidelines, this is considered C/O.		Reviewer Comment (2025-06-02): Updated 1008 provided Reviewer Comment (2025-05-26): The condition cannot be cleared and the LOE is not acceptable. This is not a buyout of a co-owner pursuant to an agreement. This is a court ordered judgment for the non-borrower to deed the property back to the borrower due to a lawsuit . The condition is not stating an exception was not provided for the borrower not being vested on title. The condition is stating 1008 needs to be updated as xxxxxx Provide the updated 1008.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835470	xxxxxx	33449335	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-05-13): Sufficient Cure Provided At Closing		05/13/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835470	xxxxxx	33452531	xxxxxx	05/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects a different lien holder. LOE is not acceptable. HOI must be updated to current lender + ISAOA.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-26): Updated policy provided reflecting change effective as of xxxxxx which is post close and not acceptable.			06/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835484	xxxxxx	33208152	xxxxxx	04/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report missing for xxxxxx		Reviewer Comment (2025-04-15): Received Fraud Report for xxxxxx. Exception cleared.	04/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835484	xxxxxx	33208372	xxxxxx	04/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-04-15): Received Fraud and OFAC search run on authorized signor for seller, xxxxxx. Exception cleared.	04/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835516	xxxxxx	33419618	xxxxxx	05/12/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects the property was listed for sale on page 1, however does not provide any sale data on page 2 and states it has not been listed within the past 12 months. CDA also reflects not listed for sale. Provide the updated appraisal.		Reviewer Comment (2025-05-19): Updated appraisal provided	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835516	xxxxxx	33421906	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-15): Received Watch List. Fraud and OFAC run on the settlement agent. Exception cleared.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835516	xxxxxx	33424421	xxxxxx	05/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied and STR analysis states subject property has not been used as an STR.		Reviewer Comment (2025-05-19): Updated appraisal provided to vacant. Meets LTV restrictions	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835530	xxxxxx	33335713	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.		Reviewer Comment (2025-04-16): cleared.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835530	xxxxxx	33335714	xxxxxx	04/10/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud report is missing.		Reviewer Comment (2025-04-16): cleared.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835530	xxxxxx	33335715	xxxxxx	04/10/2025	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	Provide OFAC search for borrower.		Reviewer Comment (2025-04-16): cleared.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835530	xxxxxx	33335717	xxxxxx	04/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was approved for borrower living rent-free with her son. Compensating factors include FICO 40+ points over the minimum required score, and over 4 months additional reserves than required with a loan amount under $1 million.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-10): Waived with compensating factors per lender exception approval at origination.			04/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835531	xxxxxx	33335702	xxxxxx	04/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing		Reviewer Comment (2025-04-16): cleared.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	835531	xxxxxx	33335703	xxxxxx	04/10/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud Report is missing		Reviewer Comment (2025-04-16): cleared.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	835531	xxxxxx	33335705	xxxxxx	04/10/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-04-16): clear	04/16/2025			1	A	A	A	A	A	A	A	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	835531	xxxxxx	33335706	xxxxxx	04/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject having more than 10acres. The subject has xxxxxx acres. Compensating factors are FICO 40+ points over the minimum required score for the LTV requested.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-04-10): Waived with compensating factors per lender exception approval at origination.			04/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	835537	xxxxxx	33335721	xxxxxx	04/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The file is missing the final HUD-1. The signed copy in file is an estimate.		Reviewer Comment (2025-04-16): cleared Reviewer Comment (2025-04-16): Need stamped true and certified or signed by borrower.	04/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835544	xxxxxx	33469442	xxxxxx	04/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-04-30): clear	04/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835544	xxxxxx	33469443	xxxxxx	04/11/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Based on the rate lock asset depletion was used to qualify the loan; however, the file does not contain the required asset depletion worksheet.		Reviewer Comment (2025-04-17): clear	04/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835544	xxxxxx	33469445	xxxxxx	04/11/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC search was not provided for the borrowing entity.		Reviewer Comment (2025-04-17): clear	04/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835544	xxxxxx	33469446	xxxxxx	04/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file contains the Alerts Summary only. The full fraud report is required.		Reviewer Comment (2025-04-17): clear	04/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835544	xxxxxx	33469448	xxxxxx	04/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		3 months of statements/seasoning are required for each account used for asset depletion. (5297 & O0M9)		Reviewer Comment (2025-05-09): clear	05/09/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835574	xxxxxx	33424041	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 does not reflect the UW name		Reviewer Comment (2025-05-14): Received Approval. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835574	xxxxxx	33424097	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-14): Received fraud and OFAC search for all parties to transaction. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835575	xxxxxx	33403668	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-12): Received Fraud and OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835577	xxxxxx	33428034	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-14): Received fraud and OFAC search for all parties to transaction. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835580	xxxxxx	33421961	xxxxxx	05/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Master Insurance policy is missing the Borrowers name and unit number. It reflects a different owners name (xxxxxx) and no unit number		Reviewer Comment (2025-05-14): Master policy provided with correct borrower's name and unit.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835580	xxxxxx	33422250	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-14): Received updated Fraud report. Fraud and OFAC search for settlement agent. Exception cleared.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835580	xxxxxx	33430099	xxxxxx	05/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to the consummation date. If disbursement date on Final CD is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-06-02): Final stamped settlement statement provided. Reviewer Comment (2025-05-28): The document provided is a prelim xxxxxx aft as to how the final CD should look to title. The lender must provided the final stamped settlement statement from the title company for review. Reviewer Comment (2025-05-22): PC-CD does not clear this condition as it is a lender generated document. Please provide the final stamped settlement statement to verify disbursement date.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835586	xxxxxx	33403669	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-12): Received Fraud Report and OFAC for Settlement Agent, xxxxxx. Exception cleared.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835594	xxxxxx	33420322	xxxxxx	05/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Seller Closing Disclosure is missing in the file and no Seller paid fees are reflecting on Final Closing Disclosure.		Reviewer Comment (2025-05-14): SitusAMC received Seller CD.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835594	xxxxxx	33420347	xxxxxx	05/09/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee + ISAOA is missing from the actual policy. Only invoice reflects information for payor.		Reviewer Comment (2025-05-14): Updated policy provided	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835594	xxxxxx	33420363	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, and the Sellers xxxxxx are missing.		Reviewer Comment (2025-05-29): Received updated fraud report. Fraud and OFAC search run on settlement agent. Exception cleared. Reviewer Comment (2025-05-14): Received updated fraud report, fraud and OFAC search run on the sellers. Provide fraud and OFAC search for Settlement Agent, xxxxxx. Exception remains.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835594	xxxxxx	33422525	xxxxxx	05/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPA and business narrative state the business name is xxxxxx and in business since 2019. Articles of Incorporation, 1003 and business bank statements reflect the business name is xxxxxx 2024 with a start date and filing of xxxxxx which is < 2 years required. There is no evidence of company name change in file.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-14): Being in the same line of work and the business used to qualify being open and active for 2 years is not the same thing. Further, the CPA only verifies xxxxxx and xxxxxx. Nothing is mentioned regarding xxxxxx 2024. Investor exception will be required as based on CPA letter, the business being used to qualify has been open for < 2 years.			06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835632	xxxxxx	33497489	xxxxxx	05/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide source of funds in amount of $90,174.23 deposited on xxxxxx bank account xxxxxx dated xxxxxx . Deposit is needed for reserves.		Reviewer Comment (2025-05-30): Received source of fund of large deposit. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835632	xxxxxx	33515955	xxxxxx	05/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects 3 for sale, 3 rented and 0 owner occupied. Per the HOA questionnaire, 1 for sale, 3 rented and 34 owner occupied. Provide the updated appraisal.		Reviewer Comment (2025-05-29): Per client email, they are not requiring the appraisal to be updated and relying solely on the HOA questionnaire for correct information.	05/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835632	xxxxxx	33515956	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx and xxxxxx)			Reviewer Comment (2025-05-26): Client elects to waive			05/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835632	xxxxxx	33515957	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Additional information is required to determine if COC is valid. Currently only reflects CDA report is required which is not a valid COC.		Reviewer Comment (2025-06-06): SitusAMC received valid COC and LOE	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835643	xxxxxx	33359186	xxxxxx	05/01/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood city xxxxxx; Note city xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-07): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-02): The collateral description address run on the flood cert must match the Note.			05/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835660	xxxxxx	33371226	xxxxxx	05/02/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The provided Notice of Special Flood Hazards disclosure is not signed and dated. The Notice of Special Flood Hazards must be signed and dated by all required parties.		Reviewer Comment (2025-04-30): Client elects to waive			04/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835660	xxxxxx	33371240	xxxxxx	05/02/2025	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx	The Flood Insurance policy effective date is after the note date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-02): 1004D has not bearing on this condition. Policy must be in effect at time of closing. Reviewer Comment (2025-05-07): In certain states, the flood insurance must be in effect at time of closing. Disbursement date has no bearing on this. Further, the noted sections of 1.8.2.7 and 1.8.2.9 are not in the guidelines provided to us by the investor for review.			06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835660	xxxxxx	33371245	xxxxxx	05/02/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-02): 1004D has not bearing on this condition. Policy must be in effect at time of closing in Wet States. Reviewer Comment (2025-05-07): In Wet States, the HOI must be in effect at time of closing. Disbursement date has no bearing on this. Further, the noted sections of 1.8.2.7 and 1.8.2.9 are not in the guidelines provided to us by the investor for review.			06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835660	xxxxxx	33371594	xxxxxx	05/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-05-07): Received updated Fraud Report. Fraud and OFAC run on the authorized signor for seller. Exception cleared.	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835681	xxxxxx	33343717	xxxxxx	04/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Per guidelines, foreign nationals require a copy of the borrower's unexpired passport. There is an FRA residence permit in file, however this is not considered a passport.		Reviewer Comment (2025-05-02): Received borrower's unexpired passport. Exception cleared.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835723	xxxxxx	33444124	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27236% or Final Disclosure APR of 9.36000% is equal to or greater than the threshold of APOR 6.62% + 1.5%, or 8.12000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-05-20): Delivery provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835723	xxxxxx	33444125	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-05-20): Delivery provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835723	xxxxxx	33444143	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7521)	The Disaster Inspection Fees on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $150.00 without a valid change of circumstance.		Reviewer Comment (2025-06-05): SitusAMC Received Valid COC dated xxxxxx . Reviewer Comment (2025-05-20): SitusAMC Received COC dated xxxxxx states DAIR fee added due to Appraisal is subject to repairs; however, Appraisal is As is. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835723	xxxxxx	33447880	xxxxxx	05/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Please provide the fully executed xxxxxx D for the departing residence on xxxxxx.		Reviewer Comment (2025-05-28): Final closing statement provided	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835723	xxxxxx	33447966	xxxxxx	05/16/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Page 1 of the 1003 reflects No primary expense and Declaration Question 5A, 2nd question if Borrower has had an ownership interest in another property in the last 3 years reflects No. Page 1 should reflect Own and dec page 5A should be Yes and (1) and (2) need to be completed. According to the Fraud report in file, Borrower is on title for the departing residence on xxxxxx but not obligated to the mortgage lien as well as Seller CD also listed borrower as the Seller.		Reviewer Comment (2025-06-03): Received updated 1003. Exception cleared. Reviewer Comment (2025-05-28): Page 1 of the 1003 was not answered correctly still. Should reflect Own as borrower has vested interest but is not obligated to the mortgage lien.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835723	xxxxxx	33454934	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Per appraisal, property is in a PUD, however the DOT does not reflect a PUD rider attached. Provide the corrected and executed DOT to include PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-12): Received executed PUD rider and LOE to borrower. Provide the corrected and executed DOT to include PUD rider, evidence of delivery to the borrower and lender's letter of intent to re-record. Exception remains.			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425843	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.95031% or Final Disclosure APR of 8.95200% is equal to or greater than the threshold of APOR 6.62% + 1.5%, or 8.12000%. Non-Compliant Higher Priced Mortgage Loan.	Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-05-30): Delivery LOE email provided by borrower on receipt date.

Reviewer Comment (2025-05-14): Loan is deemed to be an HPML. Doc ID 257 was already reviewed at time of submission. Please review original condition. Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing. The disclosure only reflects the appraisal was emailed to the borrower and does not reflect the borrower's receipt or download of the appraisal, which is why the mailbox rule applies.
															05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425844	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-05-30): Delivery LOE email provided by borrower on receipt date.

Reviewer Comment (2025-05-14): Loan is deemed to be an HPML. Doc ID 257 was already reviewed at time of submission. Please review original condition. Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing. The disclosure only reflects the appraisal was emailed to the borrower and does not reflect the borrower's receipt or download of the appraisal, which is why the mailbox rule applies.
															05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425847	xxxxxx	05/12/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Federal HPML Compliance Test	Maine (Regulation Z-3 2013): Higher-Priced Mortgage Loan - Not Compliant	Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-05-30): Delivery LOE email provided by borrower on receipt date.

Reviewer Comment (2025-05-14): Loan is deemed to be an HPML. Doc ID 257 was already reviewed at time of submission. Please review original condition. Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing. The disclosure only reflects the appraisal was emailed to the borrower and does not reflect the borrower's receipt or download of the appraisal, which is why the mailbox rule applies.
															05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425848	xxxxxx	05/12/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx HPML Threshold 2013 Test Non-Compliant	Maine Higher-Priced Mortgage Loan: APR on subject loan of 8.95031% or Final Disclosure APR of 8.95200% is equal to or greater than the threshold of APOR 6.62% + 1.5%, or 8.12000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Non-Compliant Higher Priced Loan.	Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-05-30): Delivery LOE email provided by borrower on receipt date.

Reviewer Comment (2025-05-14): Loan is deemed to be an HPML. Doc ID 257 was already reviewed at time of submission. Please review original condition. Delivery of appraisal per docs in file is xxxxxx with no evidence of borrower receipt. Mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing. The disclosure only reflects the appraisal was emailed to the borrower and does not reflect the borrower's receipt or download of the appraisal, which is why the mailbox rule applies.
05/30/2025	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 30 days of closing and prior to receiving any notice, notify borrower, make appropriate restitution and adjustments.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 60 days of closing, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the higher-priced threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	A	C	A	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425849	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,188.00 exceeds tolerance of $1,000.00 plus 10% or $1,100.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-05-07): Sufficient Cure Provided At Closing		05/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	C	A	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425850	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-05-07): Sufficient Cure Provided At Closing		05/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	C	A	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425851	xxxxxx	05/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-05-07): Sufficient Cure Provided At Closing		05/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	C	A	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425880	xxxxxx	05/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-21): Received UCDP SSR reflecting CU Risk Score of 1. Exception cleared.	05/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835778	xxxxxx	33425888	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-21): Received updating fraud report. Fraud and OFAC search run on the settlement agent. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835785	xxxxxx	33499174	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7727)	The Title - Examination Fee was not disclosed on Initial Loan Estimate and was later disclosed on the initial Closing Disclosure as $325.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-06-19): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-06-11): SitusAMC received Post CD, LOX, Copy of refund check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		06/19/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835785	xxxxxx	33499231	xxxxxx	05/28/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the CPA, the business has been in existence since xxxxxx used to qualify (1.99 years) which is < than the 2 years minimum required. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-27): Client elects to waive with verified compensation factors			05/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835785	xxxxxx	33504580	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-17): Received Fraud and OFAC Search run on authorized signor for seller, xxxxxx. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835786	xxxxxx	33369152	xxxxxx	05/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-05-07): Received Fraud and OFAC search run on settlement agent. Exception cleared. Reviewer Comment (2025-05-07): Received updated Fraud Report. Fraud and OFAC not run on the settlement agent, xxxxxx. Exception remains.	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835786	xxxxxx	33382826	xxxxxx	05/02/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx vs xxxxxx		Reviewer Comment (2025-05-06): Updated flood cert provided	05/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835799	xxxxxx	33515704	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,810.00 exceeds tolerance of $1,570.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-05-23): Sufficient Cure Provided At Closing		05/23/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835841	xxxxxx	33538482	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Partial Payment is blank on the final CD.		Reviewer Comment (2025-06-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-05): SitusAMC received PCCD. Still required to complete cure are LOE and proof of mailing.		06/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835841	xxxxxx	33538562	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)			Reviewer Comment (2025-06-04): Client elects to waive			06/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Good Faith Redisclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835841	xxxxxx	33541057	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provided the deed from the current LLC to the borrower and non-borrower per the DOT.		Reviewer Comment (2025-06-10): Received recorded Deed. Exception cleared. Reviewer Comment (2025-06-05): Received xxxxxx Deed from the current LLC to the borrower and non-borrower per the DOT. Provide recorded xxxxxx Deed. Exception remains.	06/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835841	xxxxxx	33572593	xxxxxx	06/04/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The business used to qualify for income has been open and active for < 2 years are required by guidelines (1.76 years). Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-04): Client elects to waive with verified compensation factors			06/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835841	xxxxxx	33572723	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Non-borrower did not sign RTC		Reviewer Comment (2025-06-06): Non borrower RTC provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835872	xxxxxx	33456146	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2025-05-21): HOI provided	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835892	xxxxxx	33454942	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		LOE provided for no formal operating agreement. Guidelines and State of xxxxxx require the Bylaws and all amendments.		Reviewer Comment (2025-05-29): Received Bylaws for the Business Entity. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835892	xxxxxx	33467950	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation required per guidelines		Reviewer Comment (2025-05-30): Received By-laws reflecting borrower is 100% owner of the business. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835893	xxxxxx	33362616	xxxxxx	05/02/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate has street as xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-05-06): Updated flood cert provided	05/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835893	xxxxxx	33382867	xxxxxx	05/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear. Per the fraud report, there is a mortgage lien for $xxxxxx that is not reflected on credit.		Reviewer Comment (2025-05-05): Evidence of free and clear provided	05/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835893	xxxxxx	33382893	xxxxxx	05/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-05): Client elects to waive with verified compensation factors			06/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835893	xxxxxx	33382900	xxxxxx	05/02/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The final settlement statement provided does not reflect escrows are collected and the borrower does not meet the minimum FICO of 720 for a waiver.		Reviewer Comment (2025-05-05): Later dated final signed closing statement provided reflecting escrows.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835959	xxxxxx	33458142	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Per the 1008, taxes on the property are $773.55/month. The tax bill in file reflects $xxxxxx/month. Provide the supplemental tax bill.		Reviewer Comment (2025-05-22): Received Tax Certificate. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835959	xxxxxx	33458497	xxxxxx	05/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for property has 2 APN's.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-19): Client elects to waive with verified compensation factors			05/19/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835959	xxxxxx	33479970	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The COC reflects the interest rate was lowered and Other was checked but is blank. Lowing the interest rate and lock in the loan does not add Loan Origination Charges. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-05-21): SitusAMC received COC dated xxxxxx .	05/21/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835959	xxxxxx	33480038	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835982	xxxxxx	33416766	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The HOI policy does not list the policy premium and an invoice was not provided.		Reviewer Comment (2025-05-14): Invoice provided	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835982	xxxxxx	33416780	xxxxxx	05/12/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit Report for xxxxxx is more than 90 days old.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-05-15): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-14): Please review the previous comments on 5/14: The only credit report we have in file for xxxxxx is dated xxxxxx . The order date is the date of the report, not the completed date. Further, accounts were not updated beyond December nor FICOs. Reviewer Comment (2025-05-14): The only credit report we have in file for xxxxxx is dated xxxxxx . The order date is the date of the report, not the completed date.			05/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835987	xxxxxx	33523119	xxxxxx	05/30/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 663 is less than Guideline representative FICO score of 680.	Per the lender's matrix, minimum 680 score required for C/O transaction on a primary up to 70% LTV.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-03): The matrix provided by the investor is dated xxxxxx for Mtg Portfolio 2 fixed & arm and covers programs from P&L, WVOE and xxxxxx bank statements. Minimum FICO is 680 for an LTV up to 70% on C/O primary.			06/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836003	xxxxxx	33491823	xxxxxx	05/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. The gap report in file is 32 days old.		Reviewer Comment (2025-05-30): Received gap credit report or Undisclosed Debt Monitoring (UDM) report. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836003	xxxxxx	33492064	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2025-06-26): SitusAMC received LOE as email confirmation that borrower has not revoke the previous consent.

Reviewer Comment (2025-06-11): SitusAMC received disclosures tracking shows the e-consent date as xxxxxx which is after 3 business days from the application date. Also, if the e-consent was not received from borrower lender should not have send the disclosures electronically. Please provide evidence if the LE sent via other means. This is timing exception cannot be cured.  Added: Please see prior information on xxxxxx for context clarification (e-consent requirement in context of initial LE electronically provided requirements) which states: The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Reviewer Comment (2025-05-30): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836003	xxxxxx	33492762	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-26): Client elects to waive			05/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33451004	xxxxxx	05/19/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Counseling Agencies Disclosure Not in File	xxxxxx HB1399 - No evidence of required counseling disclosure language per xxxxxx HB 1399.			Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33451005	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,800.44 exceeds tolerance of $-6,148.00. Insufficient or no cure was provided to the borrower. (9300)	COC not provided		Reviewer Comment (2025-05-23): SitusAMC received a valid COC.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836009	xxxxxx	33451006	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	COC not provided		Reviewer Comment (2025-05-23): SitusAMC received a valid COC.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836009	xxxxxx	33451032	xxxxxx	05/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Fraud report reflects loan for xxxxxx taken out on xxxxxx . Provide proof loan was paid.		Reviewer Comment (2025-05-29): Received Satisfaction of Mortgage that the loan paid off. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33469496	xxxxxx	05/19/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The borrower is using two other accounts for income qualifying for Feb 2025 and March 2025 (xxxxxx) to make up the 12 months bank statements. There is no evidence the business account xxxxxx was closed. Guidelines do not state this is allowed.		Reviewer Comment (2025-06-05): March 2025 statement provided for xxxxxx. Feb 2025 for account xxxxxx was provided at time of review and removed the personal bank statements included in income. Reviewer Comment (2025-05-29): Received satisfaction of mortgage. However, requested document was not received provide the document which was requested as per original condition. Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33469554	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM - Bank Statement Guidelines Require 12 or more Months	General QM: Guidelines require 12 or more consecutive months bank statements. (xxxxxx/Bank Statements)			Reviewer Comment (2025-05-23): Updated	05/23/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33469555	xxxxxx	05/19/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx			Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836009	xxxxxx	33510815	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income docs		Reviewer Comment (2025-06-05): March 2025 statement provided for xxxxxx. Feb 2025 for account xxxxxx was provided at time of review and removed the personal bank statements included in income.	06/05/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836009	xxxxxx	33510816	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income docs		Reviewer Comment (2025-06-05): March 2025 statement provided for xxxxxx. Feb 2025 for account xxxxxx was provided at time of review and removed the personal bank statements included in income.	06/05/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33540686	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-04): Client elects to waive			06/04/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33540703	xxxxxx	06/04/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The RCE is > 1 year old. Provide the updated RCE.	Reviewer Comment (2025-06-13): Updated RCE and updated HOI provided with increased coverage effective as of xxxxxx (closing).

Reviewer Comment (2025-06-11): The RCE provided was the same one provided on xxxxxx The RCE reflects an estimated cost new of $xxxxxx. Dwelling coverage is $431,900. Coverage is short by $21,610. The updated HOI with increased coverage took effect xxxxxx which is post-close and not acceptable.

Reviewer Comment (2025-06-10): The guidelines do not say 80% of the RCE cost is allowed or compared. The guidelines specifically state what the coverage must be: Replacement Cost Estimator
o Provided from the property insurer, or
o Provided from a 3rd party source (i.e., xxxxxx)
• Estimated cost to replace the dwelling from a recent appraisal, if provided
• The unpaid principal balance of the mortgage(s)

Reviewer Comment (2025-06-06): The RCE reflects an estimated cost new of $496,700. Dwelling coverage is $431,900. Coverage is short by $21,610.
															06/13/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33573153	xxxxxx	06/04/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	xxxxxx: The VVOE is dated post-close and the paystub is > 30 days prior to closing. Per guidelines, the VVOE must be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.		Reviewer Comment (2025-06-10): Received VVOE dated within 10 days prior to closing. Exception cleared Reviewer Comment (2025-06-06): As per guidelines VVOE dated should not be no more than 10 calendar days prior to Note date. Exception remains. Reviewer Comment (2025-06-05): The condition cannot be waived. Per guidelines the VVOE needs to be dated within 10 days prior to closing vs disbursement or a paystub dated within 30 days prior to closing vs. application date.	06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33573199	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	xxxxxx: The VVOE is dated post-close and the paystub is > 30 days prior to closing. Per guidelines, the VVOE must be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.	Reviewer Comment (2025-06-10): VVOE provided dated within 10 days prior to closing

Reviewer Comment (2025-06-06): This is not an overlay as well as this loan was not reviewed to lender guidelines. This loan was reviewed to the investor's closed end second guidelines which require one of the items listed in the original condition. Being a dry funding state has no bearing on this.

Reviewer Comment (2025-06-05): The condition cannot be waived. Per guidelines the VVOE needs to be dated within 10 days prior to closing vs disbursement or a paystub dated within 30 days prior to closing vs. application date.
															06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33573203	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	xxxxxx: The VVOE is dated post-close and the paystub is > 30 days prior to closing. Per guidelines, the VVOE must be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.		Reviewer Comment (2025-06-10): Loan is NonQM Reviewer Comment (2025-06-06): This is not an overlay as well as this loan was not reviewed to lender guidelines. This loan was reviewed to the investor's closed end second guidelines which require one of the items listed in the original condition. Being a dry funding state has no bearing on this. Reviewer Comment (2025-06-05): The condition cannot be waived. Per guidelines the VVOE needs to be dated within 10 days prior to closing vs disbursement or a paystub dated within 30 days prior to closing vs. application date.	06/10/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836077	xxxxxx	33573204	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	xxxxxx: The VVOE is dated post-close and the paystub is > 30 days prior to closing. Per guidelines, the VVOE must be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.	Reviewer Comment (2025-06-10): VVOE provided dated within 10 days prior to closing

Reviewer Comment (2025-06-06): This is not an overlay as well as this loan was not reviewed to lender guidelines. This loan was reviewed to the investor's closed end second guidelines which require one of the items listed in the original condition. Being a dry funding state has no bearing on this.

Reviewer Comment (2025-06-05): The condition cannot be waived. Per guidelines the VVOE needs to be dated within 10 days prior to closing vs disbursement or a paystub dated within 30 days prior to closing vs. application date.
															06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836077	xxxxxx	33573205	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	xxxxxx: The VVOE is dated post-close and the paystub is > 30 days prior to closing. Per guidelines, the VVOE must be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.		Reviewer Comment (2025-06-10): VVOE provided dated within 10 days prior to closing. Reviewer Comment (2025-06-05): The condition cannot be waived. Per guidelines the VVOE needs to be dated within 10 days prior to closing vs disbursement or a paystub dated within 30 days prior to closing vs. application date.	06/10/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836146	xxxxxx	33436533	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide Full Fraud report. All parties to the transaction must be included.		Reviewer Comment (2025-05-19): Received Fraud Report with all the parties to the transaction included. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836146	xxxxxx	33436534	xxxxxx	05/15/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-05-19): Received Fraud Report. Fraud & OFAC searches run on all the parties to the transaction. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836146	xxxxxx	33447577	xxxxxx	05/15/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Flood Insurance City does not match the Note. xxxxxx vs. xxxxxx.		Reviewer Comment (2025-05-19): Received updated Flood Insurance policy which matches the Note address. City corrected to 'xxxxxx'. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836165	xxxxxx	33530288	xxxxxx	06/03/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-11): Received E-Sign Consent Agreement. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836165	xxxxxx	33530312	xxxxxx	06/03/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Notary Fee	Seller CD states Notary Fee paid to If Needed.		Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	836165	xxxxxx	33554988	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Purpose Certificate provided is missing all the relevant information (effective as of date, Lender name, loan amount, and property address). Provide the updated Business Purpose Certificate with the information completed.		Reviewer Comment (2025-06-18): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-06-11): Received Business Purpose Certificate reflects incorrect loan amount. Exception remains.	06/18/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836175	xxxxxx	33528447	xxxxxx	06/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Note: Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-06-05): UDM provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836175	xxxxxx	33554803	xxxxxx	06/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration allowed up to 60%. Investor concentration 94.45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-05): Client elects to waive with verified compensation factors			06/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836204	xxxxxx	33413200	xxxxxx	05/09/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Property located at xxxxxx appear to be individual condo units based on the property profile reports. Provide the corrected 1003 to include both properties REO. If properties were sold, please provide evidence of sale.	Reviewer Comment (2025-06-09): Based on previous condition comments regarding documents received. Received business license and Insurance document verifying that xxxxxx are owner of these REO's. Exception cleared.

Reviewer Comment (2025-06-05): Received deed and property profile however per property history report borrower owns individual xxxxxx property located at "xxxxxx" therefore these two properties needs to be included in final 1003. Exception Remains.

Reviewer Comment (2025-05-15): The UW notes are not acceptable. There is no evidence property functions as a xxxxxx or if the borrower owns the xxxxxx unit only.
															06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836204	xxxxxx	33413270	xxxxxx	05/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx HOA Verification, Insurance Verification HOA Verification, Insurance Verification	Property located at xxxxxx appear to be individual xxxxxx units based on the property profile reports. Please provide evidence of insurance and HOA. If sold, please provide evidence of sale.		Reviewer Comment (2025-06-09):Received business license and Insurance document verifying that xxxxxx are owner of these REO's. Exception cleared. Reviewer Comment (2025-06-05): Received deed and property profile however per property history report borrower owns xxxxxx property located at xxxxxx" therefore these two properties needs to be included in DTI calculation. Exception Remains. Reviewer Comment (2025-05-15): The UW notes are not acceptable. There is no evidence property functions as a xxxxxx or if the borrower owns the xxxxxx unit only.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836208	xxxxxx	33810892	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,566.00 exceeds tolerance of $1,255.00 plus 10% or $1,380.50. Insufficient or no cure was provided to the borrower. xxxxxx	Valid change of circumstance or sufficient cure is missing.		Reviewer Comment (2025-06-25): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-06-16): SitusAMC would require cure of $185.50 in order to cure the 10% tolerance exception. Kindly provide cure documents i.e. Post CD, LOX, Copy of refund check and proof of mailing.		06/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836208	xxxxxx	33810893	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,144.40 exceeds tolerance of $1,142.00. Insufficient or no cure was provided to the borrower. (8304)	Valid change of circumstance or sufficient cure is missing.		Reviewer Comment (2025-06-25): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-06-16): SitusAMC would require cure of $2.40 for the transfer tax increase. Kindly provide cure documents which includes Post CD, LOX, Copy of refund check and proof of mailing.		06/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836211	xxxxxx	33498758	xxxxxx	05/23/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP to the Note does not reflect the Borrowing Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-21): Client elect to waive			05/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836269	xxxxxx	33429511	xxxxxx	05/14/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-05-16): Received Full fraud report. All participants to transaction are included in fraud and OFAC search. Exception cleared.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836269	xxxxxx	33429513	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud report is missing. Must contain all participants.		Reviewer Comment (2025-05-16): Received Full fraud report. All participants to transaction are included in fraud and OFAC search. Exception cleared.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836269	xxxxxx	33441395	xxxxxx	05/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the subject property does not appear on the credit report. 12 month borrower pay history, mortgage statement with servicer pay history and VOM provided. Pending receipt of mortgage payoff.		Reviewer Comment (2025-05-20): Received Payoff Statement. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836269	xxxxxx	33441397	xxxxxx	05/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the borrower's primary residence does not appear on the credit report. Borrower 12 month pay history provided. Provide a copy of the Note or recent Mortgage statement.		Reviewer Comment (2025-05-21): Received Note. Exception cleared. Reviewer Comment (2025-05-20): Received VOM, Bank Statement, Pay history and Payoff Statement. However, the document requested is for a copy of the Note or recent Mortgage statement. Exception remains.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836269	xxxxxx	33441415	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Refinance transaction and only the final title policy was provided. Provide the prelim report or deed to support the Borrowing LLC or Guarantor was vested at least 6 months prior to closing.		Reviewer Comment (2025-05-16): Received Title commitment. Exception cleared.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836283	xxxxxx	33452559	xxxxxx	05/19/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $107,413.95 is less than Cash From Borrower $173,218.72.			Reviewer Comment (2025-05-20): Final CD from additional REO transaction provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836283	xxxxxx	33452949	xxxxxx	05/19/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-05-20): Final CD from additional REO transaction provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836291	xxxxxx	33435856	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-19): Approval provided	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836311	xxxxxx	33436146	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Status Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.	The file is missing LEs and CDs.		Reviewer Comment (2025-05-16): SitusAMC LE's & CD's	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836311	xxxxxx	33436147	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	The file is missing LEs and CDs.		Reviewer Comment (2025-05-16): SitusAMC LE's & CD's	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836311	xxxxxx	33436148	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final Closing Disclosure Received Date. Unable to determine compliance with rescission timing requirements.	The file is missing LEs and CDs.		Reviewer Comment (2025-05-16): SitusAMC LE's & CD's	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33436150	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-05-20): Final 1003 provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836311	xxxxxx	33436346	xxxxxx	05/13/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of $5,000.00.	The file is missing Final Closing Disclosure to verify the information.		Reviewer Comment (2025-05-16): Final CD provided	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836311	xxxxxx	33437591	xxxxxx	05/13/2025	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The borrower does not met the minimum 12 months reserves for an escrow waiver. Minimum reserves required for escrow waiver based off ITIA is $122,901.96. Borrower has $121,466.34.		Reviewer Comment (2025-05-27): Additional asset statements provided to meet wavier requirement escrows.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473709	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Missing valid changed circumstance for adding fee and no cure at closing	Reviewer Comment (2025-06-10): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-06-09): Situsamc Appraisal review fee $93 added on revised LE dated xxxxxx without valid COC. COC dated xxxxxx states rate lock is not a valid reason for addition of Appraisal Review fee. Provide additional information for the addition of Appraisal review fee on LE dated xxxxxx or provide cure Docs. Cure docs Consists of PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2025-06-05): SitusAMC received addendum. However, the fee added on LE dated xxxxxx for $93.00. Kindly provide a valid COC for the fee added on LE dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-06-03): SitusAMC received COC dated xxxxxx stating loan file was locked however the reason mentioned is not valid. Kindly provide a valid reason as to why the Appraisal Review fee were added on LE dated xxxxxx for $93 or provide cure docs. Cure documents consist of post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-05-21): SitusAMC received rebuttal comment and COC dated xxxxxx indicates Loan locked. but it does not give sufficient information on what new information was received that required to add the Appraisal review fee. Also, the fee was not tied with Rate locked. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/10/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473729	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	SitusAMC received final CD which missing reason for not having escrow on page 4. Corrected CD & LOE to borrower to cure.		Reviewer Comment (2025-06-05): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-03): SitusAMC received correction on Final CD. However, we would require correction to be made on Post CD along with LOX.		06/05/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473977	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .			Reviewer Comment (2025-05-20): Final signed CD provided with signature date, closing and disbursement date. Rescission requirements met. Reviewer Comment (2025-05-16): Final CD provided post-review. The Final CD is not signed and dated by either party.	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473978	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Reviewer Comment (2025-05-20): Final signed CD provided with signature date, closing and disbursement date. Rescission requirements met. Reviewer Comment (2025-05-16): Final CD provided post-review. The Final CD is not signed and dated by either party.	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473991	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Provided to All Parties Test	TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	The Final CD is not signed and dated by either party.		Reviewer Comment (2025-05-20): SitusAMC received executed final CD xxxxxx signed by all parties	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure, and proof of delivery and NORTC if reopened rescission required	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836311	xxxxxx	33473992	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-05-21): SitusAMC received disclosure Tracking for CD dated xxxxxx received to consumer 3 business days prior to the consummation.	05/21/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836328	xxxxxx	33693585	xxxxxx	06/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the Notes for the property on xxxxxx. The mortgage statement reflects a non-borrower, however mortgage statements do not always reflect all borrowers. The property profile report reflects both borrower and non-borrower on the previous and current loan. Housing history was not provided.		Reviewer Comment (2025-06-25): Received Note for the property located on xxxxxx, mortgage being paid by non-borrower. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836387	xxxxxx	33387018	xxxxxx	05/06/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-05-08): FTP provided	05/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836387	xxxxxx	33387054	xxxxxx	05/06/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Provide the scored credit report dated at or prior to closing	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-05-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-07): A gap report was provided which does not reflect scores. When the credit report is provided a new scored report dated at or prior to closing is required. Investor can elect to waive with verified compensation factors.			05/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836387	xxxxxx	33397816	xxxxxx	05/06/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing payments must be paid current as of 45 days of the loan application date. Provide the updated housing history for the borrower's primary residence with lien holder xxxxxx.		Reviewer Comment (2025-05-07): Received credit report with housing payments paid current as of 45 days. Exception cleared.	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836387	xxxxxx	33397830	xxxxxx	05/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Multiple judgments on title not addressed.		Reviewer Comment (2025-05-08): Clear FTP provided	05/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836387	xxxxxx	33427989	xxxxxx	05/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP provided post review reflects a PUD endorsement is attached, however the appraisal does not reflect PUD or HOA dues.		Reviewer Comment (2025-05-20): Endorsement provided indicating PUD endorsement will be removed.	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836399	xxxxxx	33601093	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $397,259.50 is over disclosed by $200.00 compared to the calculated Amount Financed of $397,059.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $397,259.50; calculated amount financed is $397,059.50. Variance is $200.00 which is the Appraisal Management Fee.	Reviewer Comment (2025-06-24): SitusAMC received statement of fee purpose.

Reviewer Comment (2025-06-19): AMC fee is excludable if it is primarily for services related to items listed in 1026.4(c)(7) such as the cost of verifying or confirming information connected to the appraisal.  Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.
															06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836399	xxxxxx	33601096	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $700,664.85 is under disclosed by $200.00 compared to the calculated Finance Charge of $700,864.85 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $700,664.85; calculated finance charge is $700,864.85. Variance is $200.00 which is the Appraisal Management Fee.	Reviewer Comment (2025-06-24): SitusAMC received statement of fee purpose.

Reviewer Comment (2025-06-19): AMC fee is excludable if it is primarily for services related to items listed in 1026.4(c)(7) such as the cost of verifying or confirming information connected to the appraisal.  Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.
															06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836410	xxxxxx	33523415	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836410	xxxxxx	33549559	xxxxxx	06/02/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The 442 in file reflects NO as checked for "Were all improvements completed in accordance wit the retirements and conditions stated in the original appraisal report?"		Reviewer Comment (2025-06-06): Received updated 442 document. Excepiton cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836419	xxxxxx	33504524	xxxxxx	05/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 1.0, xxxxxx CU score 3.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-06-05): AVM provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836419	xxxxxx	33504599	xxxxxx	05/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP reflects a PUD endorsement is attached, however the appraisal nor DOT reflect PUD nor HOA dues provided.		Reviewer Comment (2025-06-02): Corrected later dated FTP provided removing endorsement.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836521	xxxxxx	33476118	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Total Lender cure of $278.00 is reflecting on Final CD which include cure of $140.00 which was additional charged to the borrower for Appraisal Fee.		Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836521	xxxxxx	33476119	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $138.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Total Lender cure of $278.00 is reflecting on Final CD which include cure of $138.00 which was additional charged to the borrower for Credit Report Fee.		Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836541	xxxxxx	33455832	xxxxxx	05/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-05-22): Received property history report wherein property is in name of LLC. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836541	xxxxxx	33455836	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-05-27): Received Final 1003. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836541	xxxxxx	33456204	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement on page 1 does not show the member, xxxxxx, as the guarantor, but shows the business entity as guarantor. Provide the corrected agreement.		Reviewer Comment (2025-06-02): Received Guarantor Agreement showing xxxxxx as the guarantor. Exception cleared. Reviewer Comment (2025-05-27): Received same Guarantor Agreement that was provided at the time of review. Please provide the document as requested on the original condition. Exception remains.	06/02/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836541	xxxxxx	33456242	xxxxxx	05/19/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836541	xxxxxx	33468860	xxxxxx	05/19/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Endorsement Fee, Title - Notary Fee			Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	836541	xxxxxx	33468865	xxxxxx	05/19/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date				Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836546	xxxxxx	33472419	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepayment Penalty	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final xxxxxx)	Prepayment Penalty data in the Loan Terms section is blank or does not match the Prepayment Penalty data on the Note screen. No PPP on Note and CD's reflect Yes with no terms.		Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836546	xxxxxx	33472493	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-27): Received Approval. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836546	xxxxxx	33472504	xxxxxx	05/20/2025	Compliance	Compliance	Miscellaneous Compliance	TILA	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, xxxxxx, and/or QM points and fees findings.	Prepayment Penalty data in the Loan Terms section is blank or does not match the Prepayment Penalty data on the Note screen. No PPP on Note and CD's reflect Yes with no terms.		Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836546	xxxxxx	33481185	xxxxxx	05/20/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per guidelines, the business being used to qualify must be open and active for at least 2 years. Per the Articles and SOS, the business started on xxxxxx which is 1.24 years. The CPA noted the borrower has been in business for 5 years, however being in the same line of work and the business being used to qualifying being open and active for 2 years are not the same thing.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects to waive with verified compensation factors			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836546	xxxxxx	33481203	xxxxxx	05/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. The borrower's pay history was only provided via bank statements.		Reviewer Comment (2025-06-04): Received VOR for primary property. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836591	xxxxxx	33404689	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-05-22): SitusAMC received initial CD. Reviewer Comment (2025-05-20): Please provide confirmation of receipt or mailing of xxxxxx CD. Reviewer Comment (2025-05-20): SitusAMC received xxxxxx CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is xxxxxx . Consummation date is xxxxxx . xxxxxx is day 1, xxxxxx is day 2. Please provide documentation if the CD was received xxxxxx (day 3) or earlier for review.	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836591	xxxxxx	33404690	xxxxxx	05/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided	Reviewer Comment (2025-05-27): SitusAMC received xxxxxx LE with electronic signature with earlier receipt

Reviewer Comment (2025-05-22): SitusAMC received disclosure tracking for xxxxxx LE.  However, the document states status as "delivered", but does not reflect "When" delivered.  The Creation date is xxxxxx @ 8:03PM ET, but that is assumed to be the date the xxxxxx LE was created and sent.  On Event log, there is only xxxxxx Actions by borrower and on xxxxxx (which is same as the mailbox rule delivery date and not meeting timing requirements) shows Electronic Consent accepted by another party that is not the borrower.  Please provide proof of receipt/viewing of the xxxxxx LE within 4 business days of closing.

Reviewer Comment (2025-05-20): Please provide confirmation of receipt or mailing of xxxxxx LE.
															05/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836591	xxxxxx	33408183	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-05): Client elects to waive			05/05/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836591	xxxxxx	33408199	xxxxxx	05/08/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1040 (2023), 1120S (2023), Paystubs	1) If the borrower pays themselves wage income, a YTD paystub must be included in the file. 2) 2023/2024 signed and dated1040's and 1120S not provided. Doc Type was submitted as a 2 year full doc.		Reviewer Comment (2025-05-29): 2024 signed and dated 1040's provided. CPA letter provided reflecting xxxxxx is a disregarded entity and doesn't file a separate return and all figures are included in xxxxxxwhich was used to qualify. Reviewer Comment (2025-05-15): Received signed and dated 2023 1040 and 1120S, YTD paystubs. However, per email from CPA, the xxxxxx is a disregarded entity. Received YTD Paystubs and W-2 are for the xxxxxx. Therefore provide document to verify if xxxxxx and xxxxxxInc are the same company. Exception remains	05/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836591	xxxxxx	33504164	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-05-29): Additional missing income documents provided	05/29/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836591	xxxxxx	33504165	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-05-29): Additional missing income documents provided	05/29/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836603	xxxxxx	33522702	xxxxxx	05/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow deductible on HOI exceeding 5% of the dwelling coverage. The deductible is 5.94% of the dwelling coverage. Unable to waive due to lack of valid compensating factors. Please provide valid compensating factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-05-09): Waived with compensating factors per lender direction.			05/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836611	xxxxxx	33523650	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-30): Client elects to waive			05/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836611	xxxxxx	33523668	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2025-06-04): SitusAMC received xxxxxx CD 3 business days prior to consummation.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836611	xxxxxx	33526906	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller xxxxxx, is missing.		Reviewer Comment (2025-06-04): Received Fraud and OFAC search run on Seller xxxxxx. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836611	xxxxxx	33544126	xxxxxx	06/02/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per guidelines, the business utilized to qualify must be open and active for 2 years. Per the CPA letter and business docs, business started xxxxxx (1.02 years).	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors			06/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836611	xxxxxx	33544151	xxxxxx	06/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per the income worksheet and bank statements in file, the borrower is utilizing 2 bank statements from xxxxxx Bank xxxxxx from xxxxxx xxxxxx 25 to make up the 12 months of bank statements for account #xxxxxx. There is no evidence of bank change or closing of xxxxxx. The guidelines do not state this is allowed. It should be further noted, the business did not start until xxxxxx .	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-04): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-03): The exception does not cover this condition and is for only the < 2 years of xxxxxx siness open for < 2 years. It does not indicate different bank statements can be used to qualify to make up the 12 months statements.			06/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836611	xxxxxx	33544303	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.			Reviewer Comment (2025-05-30): Client elects to waive			05/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836631	xxxxxx	33419264	xxxxxx	05/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for borrower's primary residence does not appear on the credit report. Provide Proof of borrower’s payment for the most recent 6-months and Mortgage statement or Note for the review period to verify monthly payment amount is required. VOM was provided.		Reviewer Comment (2025-05-15): Received Mortgage Statement for primary residence. Exception cleared. Reviewer Comment (2025-05-14): Received proof of borrower’s payment for the most recent 6-months. Provide Mortgage statement or Note. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836631	xxxxxx	33422356	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report not run on settlement agent, xxxxxx		Reviewer Comment (2025-05-15): Received updated fraud report. Fraud and OFAC run on the settlement agent. Exception cleared. Reviewer Comment (2025-05-14): Received updated fraud report. Fraud and OFAC run on the settlement agent. However there are red flags that was not addressed. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836631	xxxxxx	33423433	xxxxxx	05/12/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Property was acquired by borrower on xxxxxx which is > 6 months but < 12 months. Evidence of purchase price was not provided. Per guidelines, the lower of the appraised value or purchase price + doc improvements is to be utilized.		Reviewer Comment (2025-05-14): Initial purchase price provided. Appraised value is lower and used to qualify.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836662	xxxxxx	33583693	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-09): Client elects to waive with verified compensation factors			06/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836668	xxxxxx	33433307	xxxxxx	05/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2025-05-20): Received Citizenship Affidavit. Exception cleared. Reviewer Comment (2025-05-16): Received Citizenship Affidavit for borrower, xxxxxx. Provide Citizenship Affidavit for borrower, xxxxxx. Exception remains.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836668	xxxxxx	33434983	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		COGS in file is not dated. Must be within 1 year of closing.		Reviewer Comment (2025-05-27): Received Certificate of Good Standing. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836703	xxxxxx	33506251	xxxxxx	05/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement	Provide the mortgage statement to verify if the taxes and insurance are escrowed. If not provide evidence of insurance (taxes in file).		Reviewer Comment (2025-06-03): Received HOA statement. Exception cleared. Reviewer Comment (2025-05-30): Received Note, Closing Disclosure and Hazard Insurance document. Provide HOA verification. Exception remains.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836703	xxxxxx	33506349	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history does not appear on credit for the property on xxxxxx. Provide the 12-months housing history from the lender/creditor along with a copy of the Note or mortgage statement and borrower's 6 month pay history.		Reviewer Comment (2025-05-30): As per Closing Disclosure, Hazard Insurance Disclosure and Note document borrower refinanced recently. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836708	xxxxxx	33425548	xxxxxx	05/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided	A gap credit report or UDM report is required no more than 30 days prior to loan closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors			06/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836708	xxxxxx	33425583	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided. Only the Final CD.		Reviewer Comment (2025-06-03): SitusAMC received initial CD.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836708	xxxxxx	33428002	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx.		Reviewer Comment (2025-06-03): Received updated Fraud report. Fraud & OFAC search run on seller xxxxxx. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836708	xxxxxx	33437443	xxxxxx	05/13/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-05-16): RCE provided Reviewer Comment (2025-05-14): Rebuttal is not acceptable. Lender's guidelines do not say coverage of the loan amount is sufficient.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33497740	xxxxxx	05/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-02): FTP provided	06/02/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33497812	xxxxxx	05/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.04629% exceeds Guideline total debt ratio of 45.00000%.	Max DTI is 45% for a FTHB. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-27): Client elects to waive with verified compensation factors			05/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33497837	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.04629% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max DTI is 45% for a FTHB.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-27): Client elects to waive with verified compensation factors			05/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33497876	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Third-party VOR is required for any file when the borrower is currently renting. Lease and 12 months borrower pay history provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-30): Client elects to waive with verified compensation factors			05/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33498888	xxxxxx	05/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2025-06-02): Updated flood cert provided Reviewer Comment (2025-05-30): No new documents received. Please try uploading again.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836718	xxxxxx	33522446	xxxxxx	05/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: City reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2025-06-02): FTP provided Reviewer Comment (2025-05-30): The correct policy and incorrect policy is dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title with updates)	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515785	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2025-06-05): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		06/05/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515786	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Estimated Taxes, Insurance and Assessments were not captured appropriately on Final CD.		Reviewer Comment (2025-06-05): SitusAMC received Letter of Explanation and Corrected CD.		06/05/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515787	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,342.06 exceeds tolerance of $-4,032.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,342.06 exceeds tolerance of $-4,032.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-06-05): SitusAMC received a valid COC.	06/05/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515788	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-29): Client elects to waive			05/29/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515789	xxxxxx	05/30/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-13): Received final title policy. Exception Cleared.	06/13/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33515806	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-06-03): Received Note - Senior Lien. Exception cleared.	06/03/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33537524	xxxxxx	05/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.2, xxxxxx CU 4.0. Due to discrepancy a secondary valuation is required.		Reviewer Comment (2025-06-06): CDA provided	06/06/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33537770	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $1,195.00 exceeds tolerance of $1,050.00. Insufficient or no cure was provided to the borrower. (73196)	COC reflects borrower paid 2% which is not a valid reason to add a UW fee. Additional information is required to determine if COC is valid.	Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation, Cancelled Refund check & Corrected CD

Reviewer Comment (2025-06-11): SitusAMC received PCCD, LOE and copy of refund check. Missing proof of mailing. Please provide proof of mailing to cure the exception.

Reviewer Comment (2025-06-10): SitusAMC received Copy of refund check. However, we would also require Post CD, LOX and proof of mailing in order to cure the exception.

Reviewer Comment (2025-06-09): SitusAMC received copy of refund check of $145, however we also require PCCD, LOE and proof of mailing to cure the exception. Please provide the same to cure the exception.

Reviewer Comment (2025-06-05): SItusAMC received COC. However, the fee increased on LE dated xxxxxx and the COC provided doesn't give sufficient information as to why the underwriting fee increased on LE dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-06-05): SitusAMC received a valid COC.
																06/18/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836741	xxxxxx	33537771	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $7,569.78 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	COC reflects borrower paid 2% which is not a valid reason to change LPC to BPC. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-06-05): SitusAMC received a valid COC.	06/05/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836741	xxxxxx	33537818	xxxxxx	05/30/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. xxxxxx is not a mortgage lien. xxxxxx Lien per title. (also updated to I-1 on gap report from M-1).		Reviewer Comment (2025-06-04): Updated 1003 provided	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836741	xxxxxx	33574720	xxxxxx	06/04/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: Subordination Agreement not provided		Provide the subordination agreement for xxxxxx (xxxxxx Lien on title) per guidelines or the UCC Termination.		Reviewer Comment (2025-06-18): Clear final title policy provided with no UCC Reviewer Comment (2025-06-06): None of the document provided clear the condition. Please review the original condition. Provide the subordination agreement for xxxxxx (xxxxxx Lien on title) per guidelines or the UCC Termination.	06/18/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836745	xxxxxx	33514341	xxxxxx	05/30/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification			Reviewer Comment (2025-06-03): Received 1004 for HOA verification. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836745	xxxxxx	33514495	xxxxxx	05/30/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	xxxxxx Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.			Reviewer Comment (2025-06-11): Signed disclosure provided	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836745	xxxxxx	33514744	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-03): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836745	xxxxxx	33541256	xxxxxx	05/30/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	xxxxxx Constitution Section 50(a)(6): xxxxxx Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.			Reviewer Comment (2025-06-11): Email from title confirming the executed and final signed closing package was provided to the borrower.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Either Deliver the required documents to the borrower or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836769	xxxxxx	33473939	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $13.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7514)	Total Lender cure of $21.50 is reflecting on Final CD, which include AVM Fees $13.50.		Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836769	xxxxxx	33473940	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Total Lender cure of $21.50 is reflecting on Final CD, which include Credit Report Fee $8.00.		Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836769	xxxxxx	33488422	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors			06/02/2025	2	D	B	D	B	D	B	N/A	N/A	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836769	xxxxxx	33488446	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		Property is a PUD and HOA dues were not provided.		Reviewer Comment (2025-05-22): HOA dues provided	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836769	xxxxxx	33488464	xxxxxx	05/21/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Current mortgagee + ISAOA is missing.		Reviewer Comment (2025-05-30): Updated HOI provided	05/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836774	xxxxxx	33499007	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $829,751.70 is over disclosed by $197.00 compared to the calculated Amount Financed of $829,554.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $829,751,70; calculated amount financed is $829,554.70. Variance is $197.00.		Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-06-11): Unable to cure until remediation package has been received by courier.		06/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836774	xxxxxx	33499008	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,522,290.15 is under disclosed by $197.00 compared to the calculated Finance Charge of $1,522,487.15 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $1,522,290.15; calculated finance charge is $1,522,487.15. Variance is $197.00.		Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (2025-06-11): Unable to cure until remediation package has been received by courier.		06/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836774	xxxxxx	33499036	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-11): SitusAMC received proof of earlier electronic receipt	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836774	xxxxxx	33515952	xxxxxx	05/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Provide the final signed settlement statement for the sale on xxxxxx utilized for closing/reserves.		Reviewer Comment (2025-06-12): Received signed final HUD. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836779	xxxxxx	33468330	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $921,708.89 is under disclosed by $137.38 compared to the calculated total of payments of $921,846.27 which exceeds the $35.00 threshold. (Final xxxxxx)	Final Closing Disclosure disclosed a TOP of $921,708.89; calculated TOP is $921,846.12. Variance is $137.38.		Reviewer Comment (2025-06-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.		06/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836779	xxxxxx	33468333	xxxxxx	05/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-22): Received Final Title Policy. Exception cleared.	05/22/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836779	xxxxxx	33468351	xxxxxx	05/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-22): Received Final Title Policy. Exception cleared.	05/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836779	xxxxxx	33468588	xxxxxx	05/19/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) is incomplete		Mortgage for subject property does not appear on the credit report. Credit supplement provided. Provide proof of borrower’s payment for the most recent 6-months as required per guidelines.		Reviewer Comment (2025-05-30): Received most recent 6-months bank statement. Exception cleared. Reviewer Comment (2025-05-20): The same document was provided that was in file at time of review. Please review original condition. Mortgage for subject property does not appear on the credit report. Credit supplement provided. Provide proof of borrower’s payment for the most recent 6-months as required per guidelines.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836779	xxxxxx	33468858	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-05-15): Client elects to waive			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836782	xxxxxx	33499054	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	Additional information needs to be provided to determine if COC is valid. An property being deemed a multi-million dollar property would not increase the appraisal fee.	Reviewer Comment (2025-06-05): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-06-03): SitusAMC received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-05-30): SitusAMC received invoice and Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																06/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836782	xxxxxx	33499055	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.00 exceeds tolerance of $53.00. Insufficient or no cure was provided to the borrower. (7520)	Additional information needs to be provided to determine if COC is valid. A valid reason needs to be provided as to why the investor required a refresh. If the program did not change, then this was always an investor guideline requirement and should have been disclosed on the initial LE.		Reviewer Comment (2025-05-30): SitusAMC received valid COC document.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836782	xxxxxx	33501024	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-05-26): Client elects to waive			05/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836798	xxxxxx	33437544	xxxxxx	05/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-05-19): Received Credit Report - Gap. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836798	xxxxxx	33437547	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-13): Client elects to waive			05/13/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836798	xxxxxx	33437759	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-05-16): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	05/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836798	xxxxxx	33449609	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Title Policy: City does not match the Note and title policy reflects open taxes due xxxxxx that were not paid.	Reviewer Comment (2025-05-27): Email provided with update

Reviewer Comment (2025-05-23): Tax cert provided for evidence taxes paid, however as previously mentioned on xxxxxx and xxxxxx: Supplement provided on xxxxxx reduced insured coverage. Another supplement was provided, however the incorrect and correct title supplements are dated the same. Evidence of which was provided last is required (i.e. email from title regarding updates).

Reviewer Comment (2025-05-21): The incorrect and correct title supplements are dated the same. Evidence of which was provided last is required (i.e. email from title regarding updates). Also, per the original condition and previous comments, evidence the open taxes were paid that were due on xxxxxx was not provided.

Reviewer Comment (2025-05-16): Supplement provided corrected city, however reduced the loan amount coverage and does not address if taxes are paid.
															05/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836798	xxxxxx	33449657	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Payments can be excluded if there are 10 or fewer monthly payments remaining to pay the debt in full. If the payment is substantial and exceeds 5% of the borrower’s qualifying income, the overall transaction should be reviewed to ensure the remaining payments will not impact the borrower’s ability to handle the new mortgage payment. Payment for xxxxxx Auto is > 5% of the total income and affects ATR if included in DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-11): Email to investor: The credit supplement is dated xxxxxx and reflects DLA is xxxxxx which is post-closing. The debt appears to have been satisfied post-closing and is not acceptable. The debt would need to have been satisfied at or prior to closing. Disbursement date would have no bearing on this. Verus can elect to waive this condition with verified compensation factors to keep the debt excluded even though < 10 payments but monthly payment is > 5% of the borrower’s qualifying income and would affect DTI if included (guideline requirements).
																	06/11/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836844	xxxxxx	33427836	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx and Settlement Agent, xxxxxx, are missing.		Reviewer Comment (2025-05-19): Received updated Fraud report. Fraud and OFAC searches run on Seller xxxxxx & Settlement agent, xxxxxx. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836844	xxxxxx	33437767	xxxxxx	05/13/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines for the P&L program, confirmation the preparer completed or filed the most recent business tax return is required. The preparer LOE's state they reviewed the tax returns only for both B1 and B2. If the preparer did not file or complete the borrower's most recent tax returns, 2 months business bank statements must be provided for the most recent 2 months reflected on the P&L. Deposits must support 80% of the monthly average sales revenue reported on the P&L. The current business bank statements provided do not support this for B1 and business bank statements were not provided for B2.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-11): Received CPA letter is dated post-closing. Exception remains. Reviewer Comment (2025-05-20): Received Attestation Form from CPA for borrower, xxxxxx. Provide CPA Letter providing confirmation the preparer completed or filed the most recent business tax return for borrower, xxxxxx. Exception remains.			06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836844	xxxxxx	33437778	xxxxxx	05/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Supplements only provided updating mortgage tradelines.		Reviewer Comment (2025-05-19): Received Gap Credit Report for both borrower's. Exception cleared.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836860	xxxxxx	33501366	xxxxxx	05/28/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836860	xxxxxx	33504249	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the final signed/stamped settlement statement for signed Seller CD for the sale of xxxxxx. Unexecuted Seller CD and estimate settlement statement provided.		Reviewer Comment (2025-06-05): Removed proceed assets and added business assets provided. See added condition. Updated 1003/1008 provided adding in the property and PITIA docs in file. Mortgage on credit. Reviewer Comment (2025-06-05): The debt was not added to the ratios for this property. Therefore, if the property was not sold, the updated 1003/1008 will need to be provided adding the debt back in as well as evidence of PITIA for this property.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836860	xxxxxx	33504746	xxxxxx	05/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Tax preparer referenced only reviewing the 2021 returns for ownership % percentage. The loan closed in 2025. Investor to advise if they are accepting.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-25): Client elects to waive with verified compensation factors			06/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836860	xxxxxx	33527025	xxxxxx	05/28/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Utilized fraud report as initial application was not provided.		Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836860	xxxxxx	33586883	xxxxxx	06/05/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Provide evidence of % ownership in xxxxxx utilized for assets. Per guidelines, the borrowers on the loan must have 50% ownership of the business and must be the owners of the business account. A letter from a CPA, third party tax preparer (excluding PTIN tax preparers, which are not permitted) or borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business. The CPA, Enrolled Agent, or Chartered Tax Adviser must attest that they have reviewed the business financial statements or working papers provided by the borrower and attest that they are not affiliated nor associated with the borrower or their business. If a CPA/third party tax preparer letter is not provided, a cash flow analysis of 12 months business bank statements must be completed to determine if the withdrawal of funds from the business is acceptable. LOE from additional owners for access only provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-25): Cleared in error. Condition requirements not met. OA provided, however the guidelines require a letter from a CPA, third party tax preparer (excluding PTIN tax preparers, which are not permitted) or borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business. The CPA, Enrolled Agent, or Chartered Tax Adviser must attest that they have reviewed the business financial statements or working papers provided by the borrower and attest that they are not affiliated nor associated with the borrower or their business. If a CPA/third party tax preparer letter is not provided, a cash flow analysis of 12 months business bank statements must be completed to determine if the withdrawal of funds from the business is acceptable.

Reviewer Comment (2025-06-24): Received Operating Agreement. Exception cleared.
																	07/02/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836927	xxxxxx	33631831	xxxxxx	06/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Per the 1003, borrower is a Non-Perm Resident. Provide the unexpired EAD card.		Reviewer Comment (2025-06-23): Received Employment Authorization Card and Application for extension of Card. Exception cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836932	xxxxxx	33441459	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Please provide the fully executed final 1003 for both the borrowers. Must have correct time in primary as current the initial app says 0 months/years in property.		Reviewer Comment (2025-05-21): Received Final 1003. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836932	xxxxxx	33442899	xxxxxx	05/15/2025	Credit	Document Inventory	General	Missing Document	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.		Please provide evidence of Taxpayer Consent.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-13): Client elects to waive			05/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836932	xxxxxx	33449160	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide both the business purpose cert and occupancy cert.		Reviewer Comment (2025-06-04): Received business purpose certification. Exception cleared. Reviewer Comment (2025-05-20): Occupancy Cert provided. Still pending receipt of BP cert.	06/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836932	xxxxxx	33449340	xxxxxx	05/15/2025	Compliance	Modification	Loss Mitigation Document Check	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: 1003 Initial - Lender's not provided		Initial 1003 not provided for xxxxxx.		Reviewer Comment (2025-05-13): Client elects to waive			05/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836940	xxxxxx	33469592	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.04051% or Final Disclosure APR of 10.11200% is equal to or greater than the threshold of APOR 6.74% + 1.5%, or 8.24000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-05-28): Delivery provided Reviewer Comment (2025-05-22): The document provided is not acceptable. Disclosure is dated xxxxxx and signed on xxxxxx Appraisal was not completed until xxxxxx An appraisal cannot be delivered prior to its completion.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836940	xxxxxx	33469593	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-05-28): Delivery provided Reviewer Comment (2025-05-22): The document provided is not acceptable. Disclosure is dated xxxxxx and signed on xxxxxx Appraisal was not completed until xxxxxx An appraisal cannot be delivered prior to its completion.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836940	xxxxxx	33469597	xxxxxx	05/20/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx Subprime Home Loan Threshold Fixed Non-Compliant	xxxxxx Subprime Loan: APR on subject loan of 10.04051% or Final Disclosure APR of 10.11200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.81000 + 1.75%, or 8.56000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836940	xxxxxx	33469953	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836940	xxxxxx	33469954	xxxxxx	05/20/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) xxxxxx Subprime Loan (Counseling Disclosure Not Provided)	xxxxxx Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836940	xxxxxx	33481555	xxxxxx	05/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1 account for 4/2024 was utilized from #xxxxxx to make up the 12 months bank statements in file. Guidelines do not say this is allowed. There is no evidence account was closed and new account #xxxxxx opened (which makes up 11 months of bank statements) or why the change in statements provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-21): Please note, it was not indicated they cannot have multiple accounts, however multiple accounts cannot be utilized for qualifying income per guidelines. The bank statements we have in file for #xxxxxx are from xxxxxx to xxxxxx which is 11 months. Provide either the xxxxxx xxxxxx xxxxxx bank statement or xxxxxx xxxxxx xxxxxx for account #xxxxxx.			05/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837022	xxxxxx	33600404	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-16): SitusAMC received xxxxxx Initial CD, 3 business days prior to the consummation.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837022	xxxxxx	33600405	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,847.88 exceeds tolerance of $3,320.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increased from $3,320.00 on the initial Loan Estimate to $3,847.88 on the Final Closing Disclosure without a valid change of circumstance. Initial CD is missing in the file.		Reviewer Comment (2025-06-16): SitusAMC received updated CD and valid COC.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837022	xxxxxx	33600406	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,150.00 exceeds tolerance of $4,000.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee increased from $4,000.00 on the initial Loan Estimate to $4,150.00 on the Final Closing Disclosure without a valid change of circumstance. Initial CD is missing in the file.		Reviewer Comment (2025-06-16): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837022	xxxxxx	33600580	xxxxxx	06/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-16): Received E-Sign Consent Agreement. Exception cleared.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837022	xxxxxx	33660885	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,150.00 exceeds tolerance of $4,000.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837035	xxxxxx	33454459	xxxxxx	05/19/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Per the HOA Questionairre Yes to litigation	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-16): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-12): The HOA cert reflects Yes to litigation. The attorney email states this HOA was not in litigation xxxxxx , the next email states still in litigation and what for xxxxxx and the next email states says litigation was settled xxxxxx  HOA is plaintiff. Building owners neglect. Litigation is not against subject unit/building and not the borrower. Investor to advise if they are accepting any of this to support the litigation is settled. It should be noted it is not relevant what the litigation is for which is an RA requirement. Assigned to investor.
																	06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837035	xxxxxx	33468523	xxxxxx	05/19/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The re-issue date on the original credit report did not update any of the debts.		Reviewer Comment (2025-05-29): Received Credit Gap report. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837035	xxxxxx	33468546	xxxxxx	05/19/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal reflects xxxxxx units, xxxxxx units rented and xxxxxx units OO. Per HOA cert, there are xxxxxx units, xxxxxx units rented and xxxxxx units OO. Provide the updated appraisal.		Reviewer Comment (2025-05-21): Updated appraisal provided	05/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837035	xxxxxx	33468642	xxxxxx	05/19/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 and Borrower's Independent Flood Insurance: City does not match the Note		Reviewer Comment (2025-05-26): Updated policies provided	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837061	xxxxxx	33490876	xxxxxx	05/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided	Reviewer Comment (2025-06-05): Senior lien Note provided. Investor confirmed does not need to be signed.

Reviewer Comment (2025-06-04): Received Senior Lien Note is not signed and dated by borrower. Exception remains.

Reviewer Comment (2025-06-02): Cleared in error. The Note provided is for the lien being paid through closing and not the senior mortgage lien with a > $1MIL balance.

Reviewer Comment (2025-06-02): Received Note for the Senior Lien; however, it is not signed by the Borrower's. Exception remains.

Reviewer Comment (2025-06-02): Received Note for the Senior Lien. Exception cleared.

Reviewer Comment (2025-05-30): Cleared in error. The Note provided is for the lien being paid through closing and not the senior mortgage lien with a > $1MIL balance.

Reviewer Comment (2025-05-30): Received senior lien note, exception cleared.
															06/05/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837061	xxxxxx	33505595	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Additional information is required to determine if COC is valid. The COC just states upon further review an appraisal re-inspection is required.	Reviewer Comment (2025-06-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-05-30): SitusAMC: the Appraisal Re-inspection fee in the amount of $120 added on initial CD dated xxxxxx and was not disclosed any of the LE's. Also, provided corresponding COC dated xxxxxx does not provide sufficient information on what impacts and why the fee was added. Please provide documentation of the reason for the appraisal re-inspection fee added What information was received that required the fee and when was that information received or Cure is required.
																06/04/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837099	xxxxxx	33492541	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	The COC provided reflects fee increased due to complexity, however additional information is required to determine if COC is valid.	Reviewer Comment (2025-07-03): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-01): SitusAMC received PCCD, LOE and copy of refund check. UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-06-27): SitusAMC received LOE to borrower, Copy of Refund Check and Corrected CD.  Missing proof of mailing. Proof of mailing required to cure.

Reviewer Comment (2025-06-25): SitusAMC received COC dated xxxxxx the reason provided is not sufficient. Further information regarding the complexity of property is required to validate the change or cure would be due to borrower.

Reviewer Comment (2025-06-11): SitusAMC received rebuttal. However, we would require supporting document i.e. Rent schedule in order to clear the exception.

Reviewer Comment (2025-06-06): SitusAMC received rebuttal and Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the appraisal fee was increased and what was complex about the property.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837099	xxxxxx	33496402	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $1,495.00 exceeds tolerance of $995.00. Insufficient or no cure was provided to the borrower. (73196)	The COC reflects fee increased due to program change, however there is no evidence of property change from initial to re-disclosed LE. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-06-06): SitusAMC received rebuttal and valid COC suffice	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837099	xxxxxx	33496403	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The COC reflects fee was added due to program change, however there is no evidence of property change from initial to re-disclosed LE. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-06-06): SitusAMC received rebuttal and valid COC suffice	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837099	xxxxxx	33504444	xxxxxx	05/23/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 82.99999% exceeds Guideline loan to value percentage of 80.00000%.	An updated appraisal was property changing the location from xxxxxx, however per guidelines,a property is still considered xxxxxx if the following two (2) conditions exist: The property is located on an xxxxxx, and two of the three comparable properties are xxxxxx from the subject property. Both exist on the property (xxxxxx). Max for xxxxxx property is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-29): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-27): The guidelines do not state if there are over a certain amount of comparables that this can be re-considered. Condition is valid and exception is required.			05/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837099	xxxxxx	33504481	xxxxxx	05/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,375.80 exceeds tolerance of $7,799.00. Insufficient or no cure was provided to the borrower. (8304)	The COC reflects fee increased due to program change, however there is no evidence of property change from initial to re-disclosed LE. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-06-06): SitusAMC received rebuttal and valid COC suffice	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837109	xxxxxx	33426107	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	A county disaster relief is provided in lieu of tax return filing extension. Borrower can file the tax returns until xxxxxx .		Reviewer Comment (2025-05-09): Client elects to waive			05/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837109	xxxxxx	33426108	xxxxxx	05/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	A county disaster relief is provided in lieu of tax return filing extension. Borrower can file the tax returns until xxxxxx .		Reviewer Comment (2025-05-09): Client elects to waive			05/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837109	xxxxxx	33426110	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-09): Client elects to waive			05/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837129	xxxxxx	33731507	xxxxxx	06/25/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)	xxxxxx Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			Reviewer Comment (2025-06-24): Client elects to waive			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837129	xxxxxx	33731508	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $45.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	COC is not valid. A decrease in loan amount would not add or increased discount point fees.		Reviewer Comment (2025-06-30): SitusAMC received valid COC document	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837154	xxxxxx	33520714	xxxxxx	05/30/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $13,096.00 exceeds tolerance of $12,796.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Loan Discount Points was last disclosed as $12,796.00 on the Loan Estimate, but was disclosed as $13,096.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $300.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-05-27): Sufficient Cure Provided At Closing		05/27/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837154	xxxxxx	33541484	xxxxxx	05/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the LOE provided, borrower has been renting for 6 months at xxxxxx for 6 months until June 2025. The VOR must be provided for this property. If from a private landlord, cancelled checks/bank statements will also be required.		Reviewer Comment (2025-06-18): Received VOR for xxxxxx for 6 months until June 2025. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837184	xxxxxx	33435559	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-05-20): Received Articles of Organization/Formation. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435560	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-05-20): Received Certificate of Good Standing. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435562	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-05-20): Received Operating Agreement, borrower is 100% owner of business. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435563	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-05-20): Received EIN. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435565	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-05-20): Received Operating Agreement. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435569	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Property seller, xxxxxx.		Reviewer Comment (2025-05-22): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837184	xxxxxx	33435866	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		STR documented with 1007. Per guidelines, Short-term rental (STR) analysis form or 1007/1025 may be used. The analysis must include the following which was not provided: ▪ Provide the source of the data used to complete the STR analysis. ▪ Include daily rental rate and occupancy percentage. ▪ Factor seasonality and vacancy into the analysis.		Reviewer Comment (2025-05-27): Updated 1007 and appraisal provided Reviewer Comment (2025-05-20): The same 1007 was provided that was in file at time of review. Please review the original condition. The analysis must include the following which was not provided: ▪ Provide the source of the data used to complete the STR analysis. ▪ Include daily rental rate and occupancy percentage. ▪ Factor seasonality and vacancy into the analysis.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837216	xxxxxx	33599655	xxxxxx	05/28/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2025-06-02): Title Supplement received & coverage amount updated. Exception cleared.	06/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837305	xxxxxx	33419642	xxxxxx	05/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-xxxxxx Citizen Status not provided		Permanent Resident Alien		Reviewer Comment (2025-05-20): Perm resident card provided	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837305	xxxxxx	33419644	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-05-14): Received filed Articles of Organization. Exception cleared. Reviewer Comment (2025-05-13): The condition is not requesting the operating agreement. The guidelines require the filed Articles of Org and must be provided.	05/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837305	xxxxxx	33422513	xxxxxx	05/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-05-13): COGS provided	05/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837339	xxxxxx	33447237	xxxxxx	05/19/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The lease agreement provided for the subject property is not signed/dated by tenants or landlord.		Reviewer Comment (2025-05-20): Received updated Lease Agreement signed & dated by tenants and landlord. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837339	xxxxxx	33447582	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agents, xxxxxx, were not included in the report.		Reviewer Comment (2025-05-21): Received updated party search including the missing participants. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837339	xxxxxx	33458818	xxxxxx	05/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		SFD minimum square footage is xxxxxx per guidelines. Property is xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-20): Client elects to waive with verified compensation factors			05/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837363	xxxxxx	33476757	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-21): Client elects to waive			05/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837363	xxxxxx	33476764	xxxxxx	05/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $595.00 on the initial Loan Estimate to $650.00 on the initial Closing Disclosure. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-11): SitusAMC received PCCD, LOE and disbursement ledger.

Reviewer Comment (2025-06-09): SitusAMC received Disbursement ledger but LOE to borrower for changes made on PCCD dated xxxxxx is missing. LOE is required to cure.

Reviewer Comment (2025-06-04): SitusAMC: Borrower signed CD is acceptable, but along with we required LOX and Final Settlement statement to borrower that accompanied the xxxxxx PCCD to finalize. However, In lieu of the certified final settlement statement, a third-party document, such as a disbursement or balance ledger that has been signed stamped by settlement agent can be used to confirm the Lender credit applied the same on PCCD to reevaluate this exception or else provide LOX, Copy of refund check of $55 and mailing label to cure this exception.

Reviewer Comment (2025-05-29): SitusAMC received corrected PCCD with cure however, true & certified copy of final settlement statement is still missing. Please provide final SS for remediations.

Reviewer Comment (2025-05-28): SitusAMC received rebuttal, however final CD doesn't show cure amount on inner column of sec J. If the credit was provided for cure, please provide corrected PCCD and LOE updating cure amount on inner column of sec J and also provide true & certified copy of final settlement statement.
																06/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837363	xxxxxx	33479907	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-05-23): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837367	xxxxxx	33528480	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of seller, xxxxxx.		Reviewer Comment (2025-06-05): Received updated Fraud Report. Fraud and OFAC searches run on Settlement Agent xxxxxx & Seller xxxxxx. Exception cleared.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837367	xxxxxx	33553718	xxxxxx	06/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Most recent Calendar Year end P&L and current Year-to-date P&L through most recent month end, prior to application. P&L through 2.28.2025. Application date is xxxxxx 3.1.2025-3.31.2025 P&L required.		Reviewer Comment (2025-06-06): Received recent month end P&L, prior to application. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837370	xxxxxx	33529588	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837370	xxxxxx	33529729	xxxxxx	06/03/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.98 is less than Guideline PITIA months reserves of 4.00.	POCB paid invoice for appraisal was not provided.		Reviewer Comment (2025-06-04): POCB paid invoice provided along with final stamped closing statement that matches PC-CD which reflects a reduction in cash to close.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837370	xxxxxx	33529756	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to insufficient reserves.		Reviewer Comment (2025-06-04): POCB paid invoice provided along with final stamped closing statement that matches PC-CD which reflects a reduction in cash to close.	06/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837370	xxxxxx	33529757	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to insufficient reserves.		Reviewer Comment (2025-06-04): POCB paid invoice provided along with final stamped closing statement that matches PC-CD which reflects a reduction in cash to close.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837378	xxxxxx	33595095	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Update Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Cure nor valid COC provided		Reviewer Comment (2025-06-23): SitusAMC received valid COC dated xxxxxx	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837400	xxxxxx	33521877	xxxxxx	06/02/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.41 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2025-06-04): Additional asset statements provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837400	xxxxxx	33521882	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves.		Reviewer Comment (2025-06-04): Additional asset statements provided	06/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837400	xxxxxx	33521883	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves.		Reviewer Comment (2025-06-04): Additional asset statements provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837404	xxxxxx	33556172	xxxxxx	06/06/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	The RTC expiration date is xxxxxx and the disbursement date on the Final CD is xxxxxx If the disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-06-10): Final stamped settlement statement provided with updated disbursement date. Rescission met. Reviewer Comment (2025-06-09): A PC-CD does not clear this condition as it is a lender generated document. Please review the original condition. If the disbursement date is incorrect, provide the final stamped settlement statement to support.	06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837404	xxxxxx	33556608	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-04): Client elects to waive			06/04/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837404	xxxxxx	33575988	xxxxxx	06/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects under item #11, a lien for unpaid rubbish charges that were not paid through closing.		Reviewer Comment (2025-06-10): Supplement provided indicating item 11 will not appear on FTP.	06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837404	xxxxxx	33576021	xxxxxx	06/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.		Reviewer Comment (2025-06-12): Received VVOE dated within 10 days prior to closing. Exception cleared. Reviewer Comment (2025-06-10): The VVOE is dated post-close and not acceptable. Please review the original condition comments. The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837404	xxxxxx	33576047	xxxxxx	06/06/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.		Reviewer Comment (2025-06-12): Prior to closing VVOE provided Reviewer Comment (2025-06-10): The VVOE is dated post-close and not acceptable. Please review the original condition comments. The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.	06/12/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837404	xxxxxx	33576048	xxxxxx	06/06/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Non-borrower RTC not provided		Reviewer Comment (2025-06-09): RTC provided	06/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837404	xxxxxx	33576049	xxxxxx	06/06/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.		Reviewer Comment (2025-06-12): Prior to closing VVOE provided Reviewer Comment (2025-06-10): The VVOE is dated post-close and not acceptable. Please review the original condition comments. The VVOE in file is dated post-close and the paystub is dated > 30 days prior to closing. Per guidelines, a VVOE dated within10 days prior to closing or a paystub dated within 30 days prior to closing is required.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837466	xxxxxx	33506522	xxxxxx	05/23/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The preparer stated they reviewed the borrower's business tax returns for 2 years. Per guidelines, the preparer must attest that they have audited the business financial statements or reviewed working papers provided by the borrower. The documentation and records created during the tax return preparation process are considered working papers, which the prepare does not attest to reviewing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-05-30): Client elects to waive with verified compensation factors			05/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837466	xxxxxx	33506597	xxxxxx	05/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-06-03): Updated HOI provided with endorsement dated prior to closing.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837484	xxxxxx	33498887	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-30): Received 1008. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501378	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated xxxxxx disclosed an inaccurate APR of 9.02300% compared to the actual APR at consummation of 9.42690% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction three (3) business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (9.023%) changed more than the 0.125% threshold compared to the APR at consummation (9.4269%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.	Reviewer Comment (2025-06-04): SitusAMC received interim CD.

Reviewer Comment (2025-05-27): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction three (3) business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation (9.023%) changed more than the 0.125% threshold compared to the APR at consummation (9.4269%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
															06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501379	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-06-04): SitusAMC received CD dated xxxxxx .	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501380	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $673.00 exceeds tolerance of $495.00 plus 10% or $544.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501537	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,930.00 exceeds tolerance of $1,820.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): SitusAMC received COC.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501538	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,930.00 exceeds tolerance of $2,060.00. Insufficient or no cure was provided to the borrower. (7325)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): SitusAMC received COC.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501539	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $65.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): SitusAMC received COC dated xxxxxx .	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501540	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $68.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.		06/04/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501541	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-06-04): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.		06/04/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33501562	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-27): Client elects to waive			05/27/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837484	xxxxxx	33571618	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $673.00 exceeds tolerance of $495.00 plus 10% or $544.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33571619	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $68.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7514)			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837484	xxxxxx	33571620	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527348	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527349	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527350	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527351	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527352	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527426	xxxxxx	06/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-09): Received Credit Report - Gap for all 3 borrowers. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527442	xxxxxx	06/02/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx . // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx, Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527488	xxxxxx	06/02/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx , IV // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): VVOE's provided from the union stating borrowers are still actively working. Employer letters in file from union stating where borrower's are working.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527612	xxxxxx	06/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		3 borrowers siblings. One sibling owns his own home and the other 2 live rent free with family. Per guidelines, FTHB limited to primary home transactions. Transaction is a Second Home. Investor exception in file, however comp factors are incorrect. Reserves are not 6 months or more above the required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-04): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-03): Minimum reserves for FTHB is 6 months. The borrower has 11.38. The borrowers do not have > 6 months or more above the requirement.			06/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527647	xxxxxx	06/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-11): Received VVOE dated within 10 days prior to closing. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527648	xxxxxx	06/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx . // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-11): Received VVOE dated within 10 days prior to closing. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837486	xxxxxx	33527649	xxxxxx	06/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx , IV // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Paystubs are > 30 days old and VVOE was not provided.		Reviewer Comment (2025-06-12): Received VVOE dated within 30 days prior to closing. Exception cleared. Reviewer Comment (2025-06-11): Received VVOE for xxxxxx. Provide VVOE for employment at xxxxxx. Exception remains. Reviewer Comment (2025-06-09): Received VVOE however date is not provided on the document. Per guidelines, a paystub dated within 30 days prior to closing or a VVOE dated within 10 days prior to closing is required. Exception remains.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837523	xxxxxx	33531811	xxxxxx	06/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title policy not provided		Reviewer Comment (2025-06-06): Title commitment provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837589	xxxxxx	33577443	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided.		Reviewer Comment (2025-06-16): SitusAMC Received CD dated xxxxxx .	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837589	xxxxxx	33659817	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	SitusAMC Received CD dated xxxxxx signed by borrower on xxxxxx . Consummation date is xxxxxx and file is missing copy of CD provided to borrower 3 days prior to closing. Provide copy of CD along with evidence provided to borrower 3 days prior to closing.		Reviewer Comment (2025-06-30): SitusAMC received initial CD. Reviewer Comment (2025-06-26): SitusAMC received xxxxxx CD with receipt date on xxxxxx Consummation date is xxxxxx . xxxxxx is day 1, xxxxxx is day 2. Please provide documentation if the CD was received xxxxxx (day 3) or earlier for review.	06/30/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837653	xxxxxx	33511568	xxxxxx	05/30/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-02): Received Title Supplement Report. Exception cleared.	06/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837653	xxxxxx	33511676	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of the selling entity, xxxxxx.		Reviewer Comment (2025-06-02): Received Fraud and OFAC searches run on authorized signor of the selling entity, xxxxxx. Exception cleared.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837663	xxxxxx	33530439	xxxxxx	06/03/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The provided Gift Letter provided reflects gift amount of $134,000.00; however, there is wire deposit of $138,000.00 directly deposit to Escrow Company. Kindly provide an updated Gift letter reflecting amount of $138,000.00.		Reviewer Comment (2025-06-09): Received updated Gift Letter. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837663	xxxxxx	33533528	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx & Seller xxxxxx are missing.		Reviewer Comment (2025-06-09): Received Fraud and OFAC search run on Settlement Agent, xxxxxx & Seller xxxxxx. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837665	xxxxxx	33717303	xxxxxx	06/23/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		xxxxxx was dissolved and a new LLC opened xxxxxx. The business used to qualify must be open and active for 2 years per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-27): Being in the same line of work and being the same company are not one in the same thing. The CPA noted the borrower started with xxxxxx as a Schedule C. Then the docs in file confirm this business was dissolved and a new LLC formed which is xxxxxx. Therefore, this is a new company, same line of work, but new company open and active for < 2 years. Investor can elect to waive with verified compensation factors.			06/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837692	xxxxxx	33528286	xxxxxx	05/29/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Initial 1003 for B1, dec page, reflects intent to occupy.		Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33572881	xxxxxx	06/09/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33572890	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-10): Approval provided	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33572948	xxxxxx	06/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-11): Received Credit Report - Gap along with LOE for the credit inquiries. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33574628	xxxxxx	06/09/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-11): Received Supplement report with coverage amount. Exception cleared.	06/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33575230	xxxxxx	06/09/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.38510% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds FTHB guides, living rent free. Max DTI is 43%. Appears Lender used a higher $2,500 mo income for 2nd salary job. Paystub in file supports $2K mo.		Reviewer Comment (2025-06-10): Per client request, added in rental income capped at 120% to subject property as it is a xxxxxx unit property.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33575346	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	ATR risk due to DTI. DTI exceeds FTHB guides, living rent free. Max DTI is 43%. Appears Lender used a higher $2,500 mo income for 2nd salary job. Paystub in file supports $2K mo.		Reviewer Comment (2025-06-10): Per client request, added in rental income capped at 120% to subject property as it is a xxxxxx unit property.	06/10/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837694	xxxxxx	33575347	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR Risk due to DTI. DTI exceeds FTHB guides, living rent free. Max DTI is 43%. Appears Lender used a higher $2,500 mo income for 2nd salary job. Paystub in file supports $2K mo.		Reviewer Comment (2025-06-10): Per client request, added in rental income capped at 120% to subject property as it is a xxxxxx unit property.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33575348	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.38510% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds FTHB guides, living rent free. Max DTI is 43%. Appears Lender used a higher $2,500 mo income for 2nd salary job. Paystub in file supports $2K mo.		Reviewer Comment (2025-06-10): Per client request, added in rental income capped at 120% to subject property as it is a xxxxxx unit property.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33591848	xxxxxx	06/09/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the CPA letter, borrower closed one business with xxxxxx and opened xxxxxx xxxxxx (1.41 years). Same line of work. The business being used to qualify must be open and active for 2 years. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors			06/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837694	xxxxxx	33591920	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Funds from one account transferred to new account on 6.2024 from a different business used for qualifying. 2 months used from old account under old business name to make up 12 month statements (5.2024 and 6.2024) which guidelines do not state is allowed. Per CPA, the new business started 1.2024.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-11): The exception provided is for < 2 years employment history which was already waived on this file. This is to use multiple bank statements from the previous and existing business to make up the 12 months statements which guidelines do not say is allowed.			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837696	xxxxxx	33521946	xxxxxx	06/02/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.76 is less than Guideline PITIA months reserves of 4.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors			06/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837696	xxxxxx	33521960	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-06-03): Loan designation updated to Non-QM. Condition no longer applies.	06/03/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837696	xxxxxx	33521961	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-06-03): Loan designation updated to Non-QM. Condition no longer applies.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837696	xxxxxx	33526787	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Property Seller xxxxxx & xxxxxx Trustees, signing on behalf of xxxxxx, are missing.		Reviewer Comment (2025-06-04): Received updated fraud report, fraud and OFAC search run on the authorized signor of the seller. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837726	xxxxxx	33488938	xxxxxx	04/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow subject property with square footage below minimum required at xxxxxx Sq Ft vs required 500 sq ft. Appraisal does confirm subject has xxxxxx. Borrower has excellent credit and 12 Months reserves with compensating factor of 735 Credit score and 12 months reserves for new build.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-04-29): Client elects to downgrade and waive using compensating factors: Borrower has 12 months reserves for new build Guidelines Representative FICO: 620 Representative FICO: 735			04/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837727	xxxxxx	33488934	xxxxxx	04/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo less than 500 sq feet, property is xxxxxx sq feet. Lender approved exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2025-04-25): Lender approved exception in file. Regrade and waive			04/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837727	xxxxxx	33488935	xxxxxx	04/25/2025	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2025-04-25): NA foreign National	04/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837727	xxxxxx	33488936	xxxxxx	04/25/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 620.	680 credit score used per approval and lender approved exception in file. Missing credit report.		Reviewer Comment (2025-04-25): NA foreign National	04/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837729	xxxxxx	33488975	xxxxxx	04/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $840.50 exceeds tolerance of $642.00 plus 10% or $706.20. Sufficient or excess cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $840.50 exceeds tolerance of $642.00 plus 10% or $706.20.		Reviewer Comment (2025-04-14): Sufficient Cure Provided within 60 Days of Closing		04/14/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837729	xxxxxx	33488976	xxxxxx	04/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00.		Reviewer Comment (2025-04-14): Sufficient Cure Provided within 60 Days of Closing		04/14/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837729	xxxxxx	33488978	xxxxxx	04/15/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement	Insurance Verification and Mortgage Statement missing for address xxxxxx		Reviewer Comment (2025-04-22): Provided and cleared.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837731	xxxxxx	33488986	xxxxxx	04/21/2025	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.46188% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $9,273.00 on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of $8,035.80 (an overage of $1,237.20 or .46188%).	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.46188% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of $8,035.80		Reviewer Comment (2025-04-22): No longer testing xxxxxx since Non QM loan	04/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583044	xxxxxx	04/15/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter is missing.		Reviewer Comment (2025-04-17): Per guides not required to be in lenders Name. UCDP in file in xxxxxx name. Reviewer Comment (2025-04-16): Informational level 2 exception will remain.	04/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583045	xxxxxx	04/15/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Lease Agreement is missing for investment property.		Reviewer Comment (2025-05-22): Lender exception, xxxxxx ledger, and 3 month lease provided and cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583046	xxxxxx	04/15/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-04-15): xxxxxx report unable to be rec'd 3 business days prior to xxxxxx close.			04/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583048	xxxxxx	04/15/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	xxxxxx due to missing lease agreement for investment property.		Reviewer Comment (2025-05-22): Lender exception, xxxxxx ledger, and 3 month lease provided and cleared. Reviewer Comment (2025-05-16): Please provide documentation for the rental income used for xxxxxx	05/22/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583051	xxxxxx	04/15/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx xxxxxx % Vacancy Method)	xxxxxx due to missing lease agreement for investment property.		Reviewer Comment (2025-05-22): Lender exception, xxxxxx ledger, and 3 month lease provided and cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837732	xxxxxx	33583052	xxxxxx	05/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception in file to use short term rental income, using most recent 12 month xxxxxx ledger and taking 20% reduction. Comp factors provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-22): Approved lender exception in file to use short term rental income, using most recent 12 month xxxxxx ledger and taking 20% reduction. Comp factors provided.			05/22/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837735	xxxxxx	33488946	xxxxxx	04/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception for xxxxxx with square feet below the 500 required per guides, actual square feet is xxxxxx. Subject does have xxxxxx. Comp factors: borrower has 10 months reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-04-30): Client elects to downgrade and waive using compensating factors: Borrower has 10 months reserves and Borrower's Own Funds Percent: 25.60% Borrower's Own Funds Amount: $183,041.74			04/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837738	xxxxxx	33489008	xxxxxx	05/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-12,521.25 exceeds tolerance of $-12,600.00. Insufficient or no cure was provided to the borrower. (9300)	Change of circumstance for lock update in file is dated xxxxxx however decrease to lender credit occurred on CD issued xxxxxx No cure provided for overage.	Reviewer Comment (2025-05-12): SitusAMC received more details for COC timing received purchase price update.

Reviewer Comment (2025-05-07): Please provide documentation in addition to the mis-dated VCC that will indicate when the lender was notified of the change disclosed.  This can be in the form of conversation logs or other documentation showing date and time of notification of change.  TRID Grid 4.0, Additional Considerations, Row 14 states; Changed Circumstance Documentation
A recent CFPB Supervisory Highlight (see Appendix section) has increased focus on the sufficiency of Change of Circumstance ("COC") documentation. When a lender issues a revised loan estimate reflecting an increase in fee(s) subject to tolerance, sufficient
COC documentation is required to rebaseline fee amounts. The regulation provides that “the creditor must be able to show compliance with § 1026.19(e) by documenting the original estimate of the cost at issue, explaining the reason for revision and how it affected settlement costs, showing that the corrected disclosure increased the estimate only to the extent that the reason for revision actually increased the cost, and showing that the timing requirements of § 1026.19(e)(4) were satisfied.”
To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: 1) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); 2) specific reason for the revision and how it impacted the specific fee(s) that increased; 3) the revised amount (can be documented through fee amounts disclosed on the revised xxxxxx but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and 4) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § 1026.19(e)(3)(iv)(A) through (F) has occurred)
The COC information can be contained on multiple documents (COC doc, screenshot of notes on an LOS or 1008, rate lock agreement, communication logs, etc.) but ideally centralized in the file for an efficient review. Documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc. See Appendix for examples of sufficient and insufficient COC documentation.
															05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837740	xxxxxx	33489002	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx/S-Corp)	2024 returns not provided.		Reviewer Comment (2025-04-29): Informational EV2			04/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837740	xxxxxx	33489003	xxxxxx	04/29/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Approved lender exception in file for 85% LTV.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-04-29): Approved lender exception in file for 85% LTV.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837742	xxxxxx	33583055	xxxxxx	05/06/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-06): Provided and cleared.	05/06/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837742	xxxxxx	33583059	xxxxxx	05/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $480.00 exceeds tolerance of $322.00 plus 10% or $354.20. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $480.00 due to increase of settlement fees. No valid COC provided, nor evidence of cure in file.	Reviewer Comment (2025-06-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-05-29): SitusAMC received cure documents for $58.80 however, the required cure for 10% tolerance is $125.80. Remaining cure of $67.00 is required.

Reviewer Comment (2025-05-27): SitusAMC received rebuttal comment indicates that Revision requested by the consumer and the quote received from title. But there seems to be no supporting document in the loan file for the borrower request to change. Also, the receipt of quote reflects total recording charges at $480 is not a valid changed circumstance in order for a fee to be re-baselined. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise, cure is required to borrower.

Reviewer Comment (2025-05-15): SitusAMC received rebuttal comment. However, provided COC does not give sufficient information on what impacts and why the Recording fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-05-09): SitusAMC received COC dated xxxxxx , but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason recording fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																06/02/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837743	xxxxxx	33488949	xxxxxx	05/01/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-02): After further review, exception cleared.	05/02/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	837743	xxxxxx	33488951	xxxxxx	05/01/2025	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	Fraud Report which includes OFAC report is missing for the member xxxxxx.		Reviewer Comment (2025-05-07): OFAC/Background provided for guarantor as per guides, exception cleared.	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	837743	xxxxxx	33488952	xxxxxx	05/01/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: xxxxxx	DOB not provided.		Reviewer Comment (2025-05-07): DL and DOB provided, exception cleared.	05/07/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	837747	xxxxxx	33489016	xxxxxx	05/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $232.00 exceeds tolerance of $191.00 plus 10% or $210.10. Insufficient or no cure was provided to the borrower. xxxxxx	Recording fees increased on final CD without valid change of circumstance, no cure provided for overage.		Reviewer Comment (2025-05-16): SitusAMC received LOE, proof of mailing & copy of refund check.		05/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837747	xxxxxx	33489018	xxxxxx	05/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested to allow 2 unsourced large deposits-each for $100,000 in the borrower's personal checking account: xxxxxx. The borrower has a history of larger wire transfers wire transfers from various business entities. Low DTI, high income.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2025-05-07): Client elects to downgrade and waive based on the following compensating factors: Documentation Type: 12mo Bank Statement Disposable Income: $189,399.28 DTI: 20.24198% Guideline Maximum DTI: 50.00000%			05/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837757	xxxxxx	33527952	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837757	xxxxxx	33527956	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,080.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The COC in file does not give sufficient information as to why LPC changed to BPC.		Reviewer Comment (2025-06-09): SitusAMC received COC dated xxxxxx . Reviewer Comment (2025-06-05): SitusAMC: The COC that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	06/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837757	xxxxxx	33528015	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-02): Client elects to waive			06/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837768	xxxxxx	33528278	xxxxxx	06/02/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-05-30): Client elects to waive			05/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837768	xxxxxx	33528281	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-06-04): Receive Final 1003. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837768	xxxxxx	33528404	xxxxxx	06/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,895.70 may be required.	Loan Estimates not provided		Reviewer Comment (2025-06-04): SitusAMC received LE.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837768	xxxxxx	33544514	xxxxxx	06/02/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 was not provided. Application date taken from Fraud Report.		Reviewer Comment (2025-05-30): Client elects to waive			05/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837768	xxxxxx	33576828	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,459.00 exceeds tolerance of $2,793.00 plus 10% or $3,072.30. Insufficient or no cure was provided to the borrower. xxxxxx	Fee increased no VCC noted in loan file.		Reviewer Comment (2025-06-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		06/10/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837768	xxxxxx	33576829	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,757.70 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Fee increased without notice. No VCC located in loan file for fee increase.		Reviewer Comment (2025-06-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		06/10/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837784	xxxxxx	33549817	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent "xxxxxx" & Seller "xxxxxx" are missing.		Reviewer Comment (2025-06-04): Received Fraud and OFAC search run on Settlement Agent "xxxxxx" & Seller "xxxxxx". Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837800	xxxxxx	33574919	xxxxxx	06/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The updated appraisal with a completion date of xxxxxx updated the flood zone to xxxxxx but reflects xxxxxx to in a FEMA Special Flood Hazard Area.		Reviewer Comment (2025-06-17): Updated appraisal provided	06/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837800	xxxxxx	33584198	xxxxxx	06/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	HO6: Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-17): The agent LOE is not sufficient. If the HO6 policy was effective xxxxxx, the corrected policy must be provided.			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837823	xxxxxx	33575776	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Master Insurance Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75142)	Cure nor valid COC provided		Reviewer Comment (2025-06-18): Situsamc received COC dated xxxxxx Reviewer Comment (2025-06-16): "SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Master insurance policy fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. "	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837823	xxxxxx	33575820	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-16): SitusAMC received xxxxxx CD 3 business days prior to consummation.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837823	xxxxxx	33609914	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The HOA Questionnaire and Master Blanket reflect Project Legal Name as xxxxxx HOA on page 1; however, Condo Rider & Appraisal report reflect the project name is xxxxxx.		Reviewer Comment (2025-06-19): Received updated Appraisal Report. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837857	xxxxxx	33609017	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-17): Received Business Purpose Certificate. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837857	xxxxxx	33609019	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-06-17): Received Note Addendum - Prepayment. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	837857	xxxxxx	33609061	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor for seller, xxxxxx.		Reviewer Comment (2025-06-25): Received updated Fraud Report. Fraud and OFAC searches run on authorized signor for Seller, xxxxxx. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837857	xxxxxx	33641822	xxxxxx	06/13/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per LOE provided by xxxxxx, the borrower is living rent free at xxxxxx, however per 1003 borrower is living rent free at xxxxxx. Please provide evidence as to where the borrower is currently residing and please provide corrected 1003, if necessary.		Reviewer Comment (2025-06-23): Received corrected 1003. Exception cleared. Reviewer Comment (2025-06-18): As per LOE borrower is living rent free at xxxxxx. however as per 1003 borrower current address is reflecting as xxxxxx. Provide 1003 with corrected address. Exception remains.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837864	xxxxxx	33695459	xxxxxx	06/24/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-26): Received Credit refresh report dated xxxxxx . Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837864	xxxxxx	33703331	xxxxxx	06/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file. Purpose and activities are limited to ownership and management of real property for the vesting entity for the LLC.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-22): Client elects to waive with verified compensation factors			06/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837864	xxxxxx	33703338	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Borrowing LLC not included in the Fraud report and OFAC search		Reviewer Comment (2025-06-26): Received fraud report. Fraud and OFAC search run on the borrower. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837864	xxxxxx	33703614	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Certificate of Good Standing not provided for Borrowing Entity.		Reviewer Comment (2025-06-25): COGS provided	06/25/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837864	xxxxxx	33720532	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert does not have Investment checked.		Reviewer Comment (2025-06-26): Received Occupancy Certificate. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837864	xxxxxx	33720534	xxxxxx	06/24/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee + ISAOA is missing		Reviewer Comment (2025-06-25): Updated HOI provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837874	xxxxxx	33507180	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-06-03): Received Final 1003. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837874	xxxxxx	33527290	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Purpose Certificate was not provided.		Reviewer Comment (2025-06-05): BP cert provided	06/05/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837874	xxxxxx	33527295	xxxxxx	05/29/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial application is not signed and dated by the LO. Fraud Report utilized for application date.		Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837874	xxxxxx	33527296	xxxxxx	05/29/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837874	xxxxxx	33527327	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		COGS not provided for the Borrowing Entity from the State of xxxxxx where Entity was formed.		Reviewer Comment (2025-06-06): Received Certificate of good standing. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837888	xxxxxx	33536915	xxxxxx	06/04/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-04): Received Final Title Policy. Exception cleared.	06/04/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837888	xxxxxx	33536916	xxxxxx	06/04/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-04): Received Final Title Policy. Exception cleared.	06/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837888	xxxxxx	33537396	xxxxxx	06/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments.		Reviewer Comment (2025-06-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower that accompanied the PCCD to finalize cure.		06/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837888	xxxxxx	33541476	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-06): Received Fraud and OFAC report for authorized signor for the seller, xxxxxx. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	837889	xxxxxx	33810883	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $500.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)			Reviewer Comment (2025-06-20): Sufficient Cure Provided At Closing		06/20/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837898	xxxxxx	33582776	xxxxxx	06/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		As per insurance document address reflects "xxxxxx". Note address is "xxxxxx" .		Reviewer Comment (2025-06-18): Received updated Hazard Insurance. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837898	xxxxxx	33582811	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License, CPA Letter	1) Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. 2) Signed CPA LOE confirming they have prepared the most recent 2 years tax return filing for the borrower's business is required.

Note: CPA LOE in file reflects no business license required (but not from the Borrower) and the letter does not state the nature of Borrower's business. CPA LOE in file states they have "reviewed" the most recent 2 years of business tax filings, but does not state they have prepared the returns.	Reviewer Comment (2025-06-25): Received LOX from borrower for nature of business does not require government issued license. Exception cleared.

Reviewer Comment (2025-06-19): Received CPA Letter signed and dated prior to closing. However, pending LOX from borrower stating If nature of business does not require government issued license. Exception remains.

Reviewer Comment (2025-06-17): Received LOX dated xxxxxx signed and dated by borrower only mentions the nature of business, however it does not specifically mentioned that nature of business does not require government issued license. Also, received CPA Letter is dated xxxxxx and is dated post closing. Therefore, require the document mentioned on original condition. Exception remains.

Reviewer Comment (2025-06-16): The condition cannot be waived. As noted, the LOE on nature of business, per guidelines, must come from the borrower vs. tax preparer as well as post-close documentation is not acceptable.

Reviewer Comment (2025-06-13): Neither parts of the condition is cleared. Nothing received for item #1 and post close documentation received for item #2 which is not acceptable.

Reviewer Comment (2025-06-12): Received CPA letter is dated post-closing. Exception remains.
															06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837938	xxxxxx	33574912	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837982	xxxxxx	33617732	xxxxxx	06/13/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-12): Client elects to waive			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837982	xxxxxx	33617737	xxxxxx	06/13/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	xxxxxx Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2025-06-23): Signed disclosure by borrower and lender, LOE to borrower and evidence of delivery to the borrower provided. Reviewer Comment (2025-06-19): The disclosure was signed by the lender post-close. To cure, provide the completed signed disclosure to the borrower, LOE to borrower and evidence of delivery to the borrower.		06/23/2025		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837982	xxxxxx	33618230	xxxxxx	06/13/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE. Minimum coverage amount of the insurance policy must cover at least equal to the lessor of: • Full replacement cost value of the improvements as of the current property insurance policy effective date, or • Total loan amount (including both first mortgage and second mortgage/HELOC), provided it equals no less than 80% of the replacement cost value of the improvements as of the current property insurance policy effective date.		Reviewer Comment (2025-06-17): RCE provided	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837982	xxxxxx	33639034	xxxxxx	06/13/2025	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The borrower does not meet the minimum 720 FICO for an escrow waiver.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837982	xxxxxx	33639091	xxxxxx	06/13/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	xxxxxx Constitution Section 50(a)(6): Unable to determine if loan was closed at an authorized location due to missing documentation.	Closing/Escrow Instructions not provided		Reviewer Comment (2025-06-12): Client elects to waive			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838060	xxxxxx	33734010	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-06-30): Received Credit Report - Gap. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838063	xxxxxx	33674523	xxxxxx	06/18/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2025-06-20): Spousal consent provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838066	xxxxxx	33716147	xxxxxx	06/25/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE. Minimum coverage based on estimated cost new of appraisal is $xxxxxx.		Reviewer Comment (2025-06-30): RCE provided Reviewer Comment (2025-06-26): The 4.2025 guidelines do not allow for coverage of the loan amount unless it is 80% of the insured value. The RCE was not provided. Estimated cost new on the appraisal is $xxxxxx x 80% = $xxxxxx.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716151	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-06-30): Final 1003 provided	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716241	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	VVOE was not provided for B2 dated within 10 days prior to closing.		Reviewer Comment (2025-07-02): VVOE provided dated within 10 days prior to the Note date	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716242	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	< 2 months statements provide for Fidelity account for asset utilization.		Reviewer Comment (2025-06-30): Removed fidelity statement from asset utilization income per client request. Not needed to qualify.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716243	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	VVOE was not provided for B2 dated within 10 days prior to closing.		Reviewer Comment (2025-07-02): VVOE provided dated within 10 days prior to the Note date	07/02/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716244	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Status Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.			Reviewer Comment (2025-07-01): SitusAMC received xxxxxx CD	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716247	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	Loan Estimate is missing.		Reviewer Comment (2025-07-02): SitusAMC received xxxxxx LE	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716248	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE was not provided for B2 dated within 10 days prior to closing.		Reviewer Comment (2025-07-02): VVOE provided dated within 10 days prior to the Note date	07/02/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716251	xxxxxx	06/25/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		xxxxxx - Pay history and Note provided. Provide the borrower's 6 month pay history via cancelled checks or bank statements.		Reviewer Comment (2025-06-27): Received 6 month pay history. Exception cleared.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33716270	xxxxxx	06/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		B2: A minimum of two (2) years of employment history for both wage/salary is required to be documented on the loan application (xxxxxx Form 1003). When the borrower has less than a two-year history of employment, the Seller should document positive factors to offset the shorter employment history, such as education or training.		Reviewer Comment (2025-06-26): Received corrected 1003 for B2 with a 2 year work history noted which is all the guidelines require.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33726153	xxxxxx	06/25/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 is missing. Application date taken from Fraud Report.		Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33726155	xxxxxx	06/25/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33726172	xxxxxx	06/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	An additional month is required for the xxxxxx statement as it was utilized to qualify in Asset Utilization and only 2 months were provided. 3 months is required per guidelines.	Reviewer Comment (2025-06-30): Received final CD which matches estimated closing statement. Removed xxxxxx account that only had 2 months statements as not needed to qualify per client request.

Reviewer Comment (2025-06-30): Removing the xxxxxx Account, the DTI is 45.15%. I updated the condition as there are 3 months for xxxxxx but not xxxxxx. However, please note, this is subject to change pending the final CD. The figures were calculated off the estimated closing statement in file due to the missing documents.  Please let me know if you would like me to update the income and clear the condition removing the xxxxxx account.
															06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33726230	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final Closing Disclosure Received Date. Unable to determine compliance with rescission timing requirements.	Final CD not provided		Reviewer Comment (2025-07-01): RTC provided with disbursement date after rescission expiration period.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838066	xxxxxx	33726256	xxxxxx	06/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	VVOE was not provided for B2 dated within 10 days prior to closing.		Reviewer Comment (2025-07-02): VVOE dated within 10 days prior to the Note date provided	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838066	xxxxxx	33818088	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	SitusAMC received xxxxxx Final CD. Missing initial CD.		Reviewer Comment (2025-07-02): SitusAMC received CD dated xxxxxx	07/02/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838079	xxxxxx	33506297	xxxxxx	05/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-06-05): SitusAMC Received CD dated xxxxxx .	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838079	xxxxxx	33506299	xxxxxx	05/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $149.00 plus 10% or $163.90. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $149.00 on the initial Loan Estimate to $200.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-06-24): SItusAMC received corrected PCCD reconciled with the final SS and LOE. Reviewer Comment (2025-06-16): SitusAMC received PCCD with same issue date as final CD date xxxxxx , please provide updated PCCD with correct issue date after closing. Reviewer Comment (2025-06-11): SitusAMC received PCCD with same issue date as final CD date, please provide updated PCCD with correct issue date along with LOE which accompanied the PCCD to finalize.		06/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838079	xxxxxx	33578016	xxxxxx	06/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	SitusAMC Received CD dated xxxxxx and Docusign document; however, provided docusign document does not specify the list of documents sent. Provide list of documents sent along with provided Docusign dated xxxxxx or provide evidence that borrower received the CD dated xxxxxx days prior to closing.		Reviewer Comment (2025-06-06): SitusAMC received disclosure tracking for the xxxxxx CD.	06/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838086	xxxxxx	33576312	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $283.50 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2025-06-13): SitusAMC received LOE and itemization with fee bifurcation on LE.	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	838086	xxxxxx	33576394	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,678.00 exceeds tolerance of $2,792.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2025-06-13): SitusAMC received LOE and itemization with fee bifurcation on LE.	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	838086	xxxxxx	33606914	xxxxxx	06/10/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Borrowers must be self-employed for at least two (2) years. Borrower has been SE for 1.25 years per CPA tax preparer letter.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	838099	xxxxxx	33727783	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-xxxxxx Citizen Status not provided		Provide the Perm Resident Card.		Reviewer Comment (2025-07-01): Received Permanent Resident Card. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838099	xxxxxx	33727797	xxxxxx	06/27/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood certificate reflects the address as xxxxxx vs Note reflects the address as xxxxxx.		Reviewer Comment (2025-07-01): Updated flood cert provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838125	xxxxxx	33569511	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838125	xxxxxx	33569521	xxxxxx	06/09/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Different lender		Reviewer Comment (2025-06-13): Updated HOI provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838125	xxxxxx	33599522	xxxxxx	06/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.2; xxxxxx CU 4.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-06-16): CDA received	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838125	xxxxxx	33599578	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title reflects taxes due and now delinquent that were not paid through closing.		Reviewer Comment (2025-06-13): Tax Cert provided reflecting taxes paid	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838125	xxxxxx	33599620	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-06-13): Client elects to waive			06/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838128	xxxxxx	33676177	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	Lender Contact xxxxxx ID is missing on final Closing Disclosure.		Reviewer Comment (2025-06-24): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		06/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838128	xxxxxx	33709664	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,187.50 exceeds tolerance of $9,056.00. Insufficient or no cure was provided to the borrower. (7200)	Valid COC nor cure provided. The COC reflects the loan amount decreased which would not increase discount points.		Reviewer Comment (2025-06-24): SitusAMC received a valid COC.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838129	xxxxxx	33617668	xxxxxx	06/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The LOE provided states there is no HOI on the property, however the borrower has 2 mortgage liens on this property which would require property insurance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-13): The borrower LOE is not acceptable. Per a look up, xxxxxx does require borrower's to hold homeowners insurance, even on HELOC and Closed End Seconds. If xxxxxx does not require the borrower to hold HOI, then this would need to come from xxxxxx. Also borrower LOE also states he only has 1 lien on the property, when he has two. xxxxxx statements in file have 2 different account numbers and balances.			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838132	xxxxxx	33632798	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Copy of the Master/Blanket Hazard Policy is required (To include fidelity coverage). - If the blanket policy does not provide "xxxxxx" coverage, the borrower will need to obtain a separate HO6 coverage • Borrower must carry HO-6 coverage for replacement of such items as xxxxxx, and any improvements made to the unit		Reviewer Comment (2025-06-25): Received Master HOI policy. Exception cleared. Reviewer Comment (2025-06-19): The attached confirmation is not acceptable alone. A copy of the master policy was not provided in file for review. Provide the master blanket coverage for the property.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838132	xxxxxx	33669154	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of $680.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (81718)	HOA dues in Section H payee reflects TBD.		Reviewer Comment (2025-06-26): SitusAMC received corrected PCCD and LOE Reviewer Comment (2025-06-23): SitusAMC Received Corrected PCCD removing HOA dues from Section H; however, LOE not received. Also, required true and certified final SS in order to verify there were no HIA dues. Provide LOE and True and certified Final SS.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838132	xxxxxx	33669169	xxxxxx	06/17/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx HOA Dues, Real Estate Admin Fee			Reviewer Comment (2025-06-16): Client elects to waive			06/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838132	xxxxxx	33669172	xxxxxx	06/17/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA unit number is missing		Reviewer Comment (2025-06-20): Updated CDA provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838135	xxxxxx	33526893	xxxxxx	05/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The appraised value was used to qualify, however the borrower acquired the property on xxxxxx which > 6 months but is less 12 months from the application date of the subject transaction. Estimated Closing statement shows the borrower acquired the property for xxxxxx plus an additional xxxxxx Construction Holdback which totals xxxxxx. Per guidelines, if the cash-out seasoning is less than 12 months, but greater than 6 months, the transaction property value is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. The lender utilized the higher appraised value.		Reviewer Comment (2025-05-30): Scope of work/doc improvements provided. Purchase price + doc improvements (removing escrow holdback) is xxxxxx which is higher than the appraised value of xxxxxx. Lower appraised value utilized to qualify which meets the guideline requirements.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838160	xxxxxx	33697053	xxxxxx	06/24/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx HPML Threshold Test Compliant	xxxxxx Higher-Priced Mortgage Loan: APR on subject loan of 8.67776% or Final Disclosure APR of 8.72600% is equal to or greater than the threshold of APOR 6.92% + 1.5%, or 8.42000% Compliant Higher Priced Loan.			Reviewer Comment (2025-06-25): Client elects to waive			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838166	xxxxxx	33569382	xxxxxx	06/09/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	xxxxxx Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838166	xxxxxx	33598189	xxxxxx	06/09/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per guidelines, borrowers who have been self-employed less than two years, but not less than one year prior to application are eligible with an additional six-months’ reserves, and by documenting two years of previous experience in the same line of work. B2 does not have documented 2 years work history in the same line of work. Per CPA letter, xxxxxx from xxxxxx until purchase of business on xxxxxx and prior to that worked overseas in xxxxxx. Borrower has documented 1.89 months in same line of work.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-11): The same documents were provided that were in file at time of review and do not clear the condition. The guidelines do not state this requirement is exempt from any program product program and is for bank statement deals.			06/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838166	xxxxxx	33634359	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $188.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838190	xxxxxx	33583523	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)			Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-13): SitusAMC received Corrected CD. Missing copy of LOE to borrower to finalize cure.		06/18/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838190	xxxxxx	33583524	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Page 4 of the Final CD disclosed Non-Escrowed property costs Year 1 under Escrow Account.		Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-13): SitusAMC received Corrected CD. Missing copy of LOE to borrower to finalize cure.		06/18/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838190	xxxxxx	33583527	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 of the Final CD disclosed Non-Escrowed property costs Year 1 under Escrow Account.		Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-13): SitusAMC received Corrected CD. However, page 4 did not mark xxxxxx not have an escrow Account box. Page 1 reflects no escrows and no escrows collected on page 4 and no IEAD. Corrected CD and LOE to borrower to correct.		06/18/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838190	xxxxxx	33583528	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 of the Final CD disclosed Non-Escrowed property costs Year 1 under Escrow Account.		Reviewer Comment (2025-06-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-13): SitusAMC received Corrected CD. However, page 4 did not mark xxxxxx not have an escrow Account box. Page 1 reflects no escrows and no escrows collected on page 4 and no IEAD. Corrected CD and LOE to borrower to correct.		06/18/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838190	xxxxxx	33585011	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-09): Client elects to waive			06/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838190	xxxxxx	33585019	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Missing proof of the PITIA. Recent purchase and only a estimated closing statement was provided.		Reviewer Comment (2025-06-19): Received Note, HOI, HOA and Taxes. Exception cleared. Reviewer Comment (2025-06-13): Received HOA statement however we still require to verify Principal & Interest payment for new mortgage account with Balance of $xxxxxx Please provide supporting document to verify the same. Exception Remains.	06/19/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838205	xxxxxx	33734440	xxxxxx	06/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A first-time homebuyer who does not have 12 months rental history is eligible for a purchase transaction of a primary residence only. Borrower is living rent free, is a FTHB (fraud reports no properties owned/sold in the past 36 months) and purchasing an investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838280	xxxxxx	33508417	xxxxxx	05/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $58.03 exceeds tolerance of $57.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-05-22): Sufficient Cure Provided At Closing		05/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838280	xxxxxx	33508463	xxxxxx	05/29/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide Mortgage statement to determine whether the taxes and insurance are escrowed. If not, provide evidence of taxes and insurance to be included in the ratios.		Reviewer Comment (2025-06-04): Received Mortgage statement. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838281	xxxxxx	33695892	xxxxxx	06/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two liens on title however only 1 was paid at closing. There is a PC-CD in file which adds the second lien as paid, however final stamped settlement statement was not provided to support it was paid at closing.		Reviewer Comment (2025-06-23): Final stamped settlement statement provided supporting lien paid at closing.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33506679	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report is missing. Must contain all participants.		Reviewer Comment (2025-06-04): Received full Fraud report. All parties to the transaction are included in fraud and OFAC search. Exception cleared.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33507430	xxxxxx	05/29/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing		Reviewer Comment (2025-06-10): Updated HOI provided	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33507573	xxxxxx	05/29/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $16,652.55 is less than Cash From Borrower $128,501.26.			Reviewer Comment (2025-06-04): Received final CD from REO C/O refinance with proceeds. Reviewer Comment (2025-06-03): There is no Final CD nor Final Closing statement with net proceeds for a concurrent transaction for the property on xxxxxx	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33528565	xxxxxx	05/29/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per investor overlays to lender's guidelines, if a VOM is being utilized to verify rent, 6 months borrower' payment history via cancelled checks/bank statements is required (property on xxxxxx		Reviewer Comment (2025-06-06): Received 6 months borrower' payment history via cancelled checks/bank statements. Exception cleared. Reviewer Comment (2025-06-03): The condition cannot be cleared. The VOM provided is for the property on xxxxxx which is an REO property. It does not matter if the loan closed concurrently with another recently as it is an active loan within the past 12 months. Per the investor overlays to the lender's guidelines, 6 months cancelled checks are required when a VOM is utilized to verify the mortgage history.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33528585	xxxxxx	05/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Title Policy: xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-06-16): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-16): The sales contract addendum, survey nor LOE clear this condition. As previously mentioned all addresses must match. If the address is incorrect or should have have contained both, then all other documents must be updated to the correct address or the title will need to be updated. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-03): Condition cannot be waived. The LOE nor item #5 on title clear this condition. All addresses must match. Provide the supplement updating the title, the corrected title with email from title updating address, or the corrected and final title policy.
																	06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838284	xxxxxx	33528618	xxxxxx	05/29/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Lease Agreement	Reviewer Comment (2025-06-11): Received Lease agreement. Exception cleared.

Reviewer Comment (2025-06-04): Received Final CD for new refinance and copy of insurance. Still pending receipt of the lease agreement for rental income used as required by guidelines.

Reviewer Comment (2025-06-03): The only item on page 163 is the rent schedule which was already reviewed at time of review. Per guidelines, if rental income is used to qualify a lease agreement AND either a 1007,2months rent receipt or 1 month rent + security deposit is required. The 1007 was provided. Also, received new Note. Provide the Lease Agreement, evidence of insurance and now the Final CD for new loan closing.
															06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838336	xxxxxx	33585515	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-06-14): EIN provided on the SOS COGS. Reviewer Comment (2025-06-13): The is not a single member entity. There are two owners per the OA - xxxxxx and xxxxxx.	06/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838336	xxxxxx	33585517	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-06-20): Flood cert provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838336	xxxxxx	33585521	xxxxxx	06/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Subject property history is not reflecting in credit report. Mortgage statement, Note and mortgage payoff provided. Per Note, loan matured on xxxxxx . Per Note, at the lender's discretion an extension can be granted for 3 months at a fee of $2,520 which was billed on xxxxxx per the statement, however only $2,455.34 was paid by the borrower. Provide evidence of extension.		Reviewer Comment (2025-06-30): Received Extension Agreement. Exception cleared. Reviewer Comment (2025-06-16): An extension agreement is required to verify that the extension was officially granted. Also, provide the breakdown of fee provided on the payoff statement. Exception remains.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838336	xxxxxx	33616998	xxxxxx	06/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	xxxxxx signed the Guarantor Agreement, however no credit documents were provided for this individuals (i.e. credit report, housing history, application, fraud report, ID).	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-14): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-13): The same comments were provided that were sent on xxxxxx  As noted in the response on xxxxxx  If xxxxxx is not Guaranteeing the loan, then they should not be listed on the Guarantor Agreement. Investor to advising if they are accepting the signatures on the Guarantor Agreement that xxxxxx is not a personal guarantor and does not need credit documents. Assigned to investor.

Reviewer Comment (2025-06-12): If xxxxxx is not Guaranteeing the loan, then they should not be listed on the Guarantor Agreement. Investor to advising if they are accepting the signatures on the Guarantor Agreement that xxxxxx is not a personal guarantor and does not need credit documents. Assigned to investor.
																	06/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838336	xxxxxx	33617079	xxxxxx	06/11/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838346	xxxxxx	33706790	xxxxxx	06/24/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor Exception in file - Requesting exception for 6 NSF's one over the guidelines of 5 allowed on xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-22): Client elects to waive with verified compensation factors			06/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838346	xxxxxx	33707108	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-22): Client elects to waive			06/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838373	xxxxxx	33764773	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report dated xxxxxx missing evidence of receipt.		Reviewer Comment (2025-06-17): Client elects to downgrade and waive	06/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838373	xxxxxx	33764774	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.56358% or Final Disclosure APR of 8.76200% is equal to or greater than the threshold of APOR 6.87% + 1.5%, or 8.37000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-06-25): Initial appraisal and updated appraisal provided with sent dates for both appraisals Reviewer Comment (2025-06-24): The appraisal sent date is xxxxxx, which is prior to the appraisal provided in file with a report date of xxxxxx. Missing confirmation of the sent date of the appraisal of xxxxxx. Missing the full appraisal with a report date of xxxxxx	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838373	xxxxxx	33764775	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal report dated xxxxxx missing evidence of receipt.		Reviewer Comment (2025-06-25): Initial appraisal and updated appraisal provided with sent dates for both appraisals Reviewer Comment (2025-06-24): The appraisal sent date is xxxxxx, which is prior to the appraisal provided in file with a report date of xxxxxx. Missing confirmation of the sent date of the appraisal of xxxxxx. Missing the full appraisal with a report date of xxxxxx	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838386	xxxxxx	33556759	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-23): Received Business Purpose Certificate. Exception cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838386	xxxxxx	33581278	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided	Borrower does not meet requirements for first time investor. Per 1003 and tax certs, the borrower owns 2 other investment properties, however evidence if these properties were owned 1+ years was not provided. Provide the property profile reports for these properties to support 1+ year ownership.	Reviewer Comment (2025-06-30): Received Property History Report, to verify the years of experience of the borrower. Exception cleared.

Reviewer Comment (2025-06-26): Received Tax Certificate, however tax certificate does not clear the condition. Provide Property history report to calculate the years of experience from the property when it was purchased. Per guidelines,  borrower/guarantor must have a history of owning and managing commercial or non-owner occupied residential real estate for at least 1 year in last 3 years. Exception remains.

Reviewer Comment (2025-06-23): Received Tax Certificate is for the primary property. Please provide the property profile reports for these properties to support 1+ year ownership. Exception remains.
															06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838428	xxxxxx	33679080	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	The Collateral Desktop Analysis Fees on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $165.00 without a valid change of circumstance.		Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838428	xxxxxx	33715091	xxxxxx	06/23/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Investor Exception - Business used to qualify has been open and active for < 2 years. Open xxxxxx 23. (18 months).	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-20): Client elect to waive with verified compensation factors			06/20/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838428	xxxxxx	33715152	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The lender is using 3 additional business bank statements from #xxxxxx to increase the income which guidelines do not say is allowed xxxxxx 25-3/2025). There is no LOE in file for business account change as well as #xxxxxx has these months as well.		Reviewer Comment (2025-07-02): Received LOX from borrower and bank to verify the reason for opening new bank account. Exception cleared. Reviewer Comment (2025-07-01): Received UW worksheet reflects that lender utilized #xxxxxx and #xxxxxx for calculation. Please provide LOE for this accounts. Exception remains.	07/02/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838443	xxxxxx	33615985	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-16): Received Fraud and OFAC search run on authorized signor for seller, xxxxxx. Exception cleared.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838443	xxxxxx	33641034	xxxxxx	06/13/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 671 is less than Guideline representative FICO score of 680.	Minimum 680 FICO when LTV is > 75% (Per investor overlays to lender guidelines).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-16): The condition cannot be waived. As noted in the original condition, the investor has overlays to the lender's guidelines. A minimum 680 FICO is required on the P&L program when the LTV is > 75%.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838468	xxxxxx	33619556	xxxxxx	06/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Permitted for individual(s) earning 100% commission or for independent xxxxxx. 2024 1099 paid to the borrower's business.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors			06/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838468	xxxxxx	33619711	xxxxxx	06/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. The borrower does not have ownership in xxxxxx but is a contractor for this place. Borrower's business employment is xxxxxx.		Reviewer Comment (2025-06-12): Updated 1003 provided	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838474	xxxxxx	33680595	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Provide the business bank statement for the period xxxxxx - xxxxxx for xxxxxx.		Reviewer Comment (2025-06-26): Jan 2025 bank statement provided Reviewer Comment (2025-06-24): The only document uploaded was a list of ATR conditions on an email correspondence which does not clear this condition. Please try uploading the requested document again.	06/26/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838474	xxxxxx	33680596	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	Provide the business bank statement for the period xxxxxx - xxxxxx for xxxxxx.		Reviewer Comment (2025-06-26): Jan 2025 bank statement provided Reviewer Comment (2025-06-24): The only document uploaded was a list of ATR conditions on an email correspondence which does not clear this condition. Please try uploading the requested document again.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838474	xxxxxx	33680597	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Provide the business bank statement for the period xxxxxx - xxxxxx for xxxxxx.		Reviewer Comment (2025-06-26): Jan 2025 bank statement provided Reviewer Comment (2025-06-24): The only document uploaded was a list of ATR conditions on an email correspondence which does not clear this condition. Please try uploading the requested document again.	06/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838474	xxxxxx	33680660	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Provide the business bank statement for the period xxxxxx - xxxxxx for xxxxxx.		Reviewer Comment (2025-06-26): Jan 2025 bank statement provided Reviewer Comment (2025-06-24): The only document uploaded was a list of ATR conditions on an email correspondence which does not clear this condition. Please try uploading the requested document again.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838474	xxxxxx	33715829	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $5,720.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Locking the rate does not add loan origination fees. The initial LE appears to disclose a Broker Fee and the proceeding LE's a Loan Origination Fee. No documentation provided on fee name or if an error.		Reviewer Comment (2025-07-01): SitusAMC Received LOE for the discrepancy in fee name. Reviewer Comment (2025-06-26): SitusAMC received PCCD and LOE, however if mortgage broker fee disclosed on initial LE is same as Loan origination fee disclosed on revised LE. Please provide attestation confirming the same.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838474	xxxxxx	33715831	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $985.00. Insufficient or no cure was provided to the borrower. (7506)	Cure provided on final CD, however due to multiple violations, once all are addressed, this will be addressed.		Reviewer Comment (2025-06-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838474	xxxxxx	33813379	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $995.00 exceeds tolerance of $985.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-07-01): Sufficient Cure Provided At Closing		07/01/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838480	xxxxxx	33625851	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided		Reviewer Comment (2025-06-17): SitusAMC received correct COC dated xxxxxx and as per subject to appraisal.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838486	xxxxxx	33619163	xxxxxx	06/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx HOA Verification HOA Verification HOA Verification HOA Verification HOA Verification HOA Verification	HOA dues verification is missing for all REO properties listed. Property profile reports verify xxxxxx units. Further, the property on xxxxxx per the Fraud Report reflected a previous 2021 HOA lien, therefore HOA dues verification is also required.		Reviewer Comment (2025-06-12): Received HOA Statement for all properties. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838505	xxxxxx	33611370	xxxxxx	06/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $216.00 exceeds tolerance of $160.00 plus 10% or $176.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided. There is a $25 tolerance cure on the PC-CD, however this is still short and there is no evidence this as provided at closing and no evidence of check, LOE, or evidence of delivery to the borrower.		Reviewer Comment (2025-06-24): SItusAMC received PCCD, LOE, proof of mailing & copy of refund check.		06/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838505	xxxxxx	33611371	xxxxxx	06/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-16): Received Final Title policy. Exception cleared.	06/16/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838505	xxxxxx	33611375	xxxxxx	06/13/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-16): Received Final Title policy. Exception cleared.	06/16/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838505	xxxxxx	33637609	xxxxxx	06/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal as-is was received xxxxxx . Fee was not disclosed for re-inspection for ADU xxxxxx until xxxxxx .		Reviewer Comment (2025-06-24): SItusAMC received PCCD, LOE, proof of mailing & copy of refund check.		06/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838521	xxxxxx	33536988	xxxxxx	05/30/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-06-04): Client elects to waive with verified compensation factors			06/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33607419	xxxxxx	06/12/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-17): Received Final Title policy. Exception cleared.	06/17/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33607518	xxxxxx	06/12/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-17): Received Final Title policy. Exception cleared.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33607633	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2025-06-23): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33608859	xxxxxx	06/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for property located on xxxxxx was not reported on the credit report. Need proof of 12 month payments.		Reviewer Comment (2025-06-18): Received bank statement reflecting the mortgage payments. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33626897	xxxxxx	06/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match		Reviewer Comment (2025-06-20): Updated HOI provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838538	xxxxxx	33725025	xxxxxx	06/23/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Loan amount > $2MIL requires two appraisals. 1 appraisal provided.		Reviewer Comment (2025-06-25): Additional appraisal provided	06/25/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33728108	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.54390% or Final Disclosure APR of 9.60300% is equal to or greater than the threshold of APOR 6.87% + 1.5%, or 8.37000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2025-07-01): Delivery provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33728109	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-07-01): Delivery provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33728124	xxxxxx	06/27/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-01): Received E-Sign Consent Agreement. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33731277	xxxxxx	06/27/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Does not reflect ISAOA		Reviewer Comment (2025-07-01): Confirmation of insurance page provided with ISAOA.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33731315	xxxxxx	06/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		12 month Bank statement loan. Bank statements used for income were a combination of co-mingled personal accounts (xxxxxx) and 1st business account (xxxxxx) for 5 months from May 2024 - xxxxxx now currently using business account (xxxxxx) from xxxxxx xxxxxx 3 sets used to make up 12 months which guidelines do not say is allowed. LOE from borrower was provided.		Reviewer Comment (2025-06-30): Per client email provided, they indicated their guidelines do not state utilizing multiple statements to make up 12 months and to utilize this directive going forward. Requested clearance. Reviewer Comment (2025-06-30): The guidelines do not state using multiple accounts to make up 12 months is acceptable.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838560	xxxxxx	33765491	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)			Reviewer Comment (2025-06-25): Sufficient Cure Provided At Closing		06/25/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838560	xxxxxx	33765492	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $259.00 exceeds tolerance of $223.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-25): Sufficient Cure Provided At Closing		06/25/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838560	xxxxxx	33765493	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $300.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)			Reviewer Comment (2025-06-25): Sufficient Cure Provided At Closing		06/25/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838583	xxxxxx	33724865	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-06-30): Final signed closing statement provided	06/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838583	xxxxxx	33725730	xxxxxx	06/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file: Subject property is less than xxxxxx and is xxxxxx without a xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-25): Client elects to waive with verified compensation factors			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838583	xxxxxx	33729904	xxxxxx	06/27/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.40 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-06-30): Final signed closing statement provided. Borrower has sufficient reserve based on reduced cash to close.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838606	xxxxxx	33529899	xxxxxx	06/03/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	xxxxxx Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.	Acknowledgment of the Fair Market Value not signed by lender at or before closing.		Reviewer Comment (2025-06-13): Deliver to the borrower the required disclosure documents, LOE to borrower and evidence of delivery to borrower provided Reviewer Comment (2025-06-11): Received LOE to borrower and mailing label. Tracking only reflects label created. Must reflect at minimum in transit. Reviewer Comment (2025-06-06): The same document was provided that was in file at time of review. Lender signed disclosure post close. To cure: Provide the signed disclosure to the borrower, LOE to borrower and evidence of delivery to the borrower.		06/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838606	xxxxxx	33529939	xxxxxx	06/03/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-06): CDA received Reviewer Comment (2025-06-04): CDA will be ordered	06/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838606	xxxxxx	33555303	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS in file is dated post-close. Provide the pre-close AUS.		Reviewer Comment (2025-06-06): Preclose AUS provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838606	xxxxxx	33577200	xxxxxx	06/04/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-06-06): CDA received Reviewer Comment (2025-06-06): Valuation Received - xxxxxx	06/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838665	xxxxxx	33677119	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $206.60 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838665	xxxxxx	33717154	xxxxxx	06/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. Borrower pay history and lease provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629578	xxxxxx	06/17/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other, Tax Verification	Provide evidence the property is free and clear as well as provide evidence of taxes and insurance/xxxxxx maintenance fees.		Reviewer Comment (2025-06-26): Received xxxxxx search to verify the property type. Exception cleared. Reviewer Comment (2025-06-24): Received xxxxxx maintaining fee, taxes are included and Hazard Insurance. Provide Property History Report to verify the property type. Exception remains. Reviewer Comment (2025-06-19): Condition cannot be waived. Provide the property profile report to support property is a xxxxxx residence and why type of xxxxxxl property. Schedule E is not acceptable as they are borrower prepared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629852	xxxxxx	06/17/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Tax Return Extension, Third Party Verification	1) YTD P&L and 2024 gap P&L not provided for Schedule C business. Last tax return in file is 2023. 2) Provide the 2024 extension for the Schedule C business 3) Provide the YTD P&L for the Partnership LLC 4) Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following for the Partnership LLC: Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or Internet screenshot displaying the phone listing and address verification of the borrower’s business, or A business bank statement dated within 90 days of the Note date for income used in qualification.	Reviewer Comment (2025-06-25): Received updated 1003/1008 removing partnership income and received updated YTD and received gap P&L's signed and dated by the borrowers. See added separate exception for tax liability.

Reviewer Comment (2025-06-24): 1) Received gap P&L for 2024 and YTD 2025 for Schedule C, however 2025 is through xxxxxx . Application date is xxxxxx . P&L needs to be through xxxxxx per guidelines (YTD P&L up to one month prior to application). 2) Received 2024 personal tax return extension with amount owed of $xxxxxx. Evidence debt has been paid or borrower is on a payment plan that would need to be added to DTI is required. 3) No documentation was provided for the partnership per the original condition. If income is being removed, then provide the updated 1008/1003 which still reflects the partnership income.

Reviewer Comment (2025-06-19): Received Tax Return Extension. However received CPA letter is for the Sole Proprietor income. However  Existence of the borrower’s business is to be verified within 90 days prior to the Note date is for the Partnership Income. The following documents are missing: 1) YTD P&L and 2024 gap P&L not provided for Schedule C business. Last tax return in file is 2023. 2) Provide the 2024 extension for the Schedule C business 3) Provide the YTD P&L for the Partnership LLC 4) Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following for the Partnership LLC: Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or Internet screenshot displaying the phone listing and address verification of the borrower’s business, or A business bank statement dated within 90 days of the Note date for income used in qualification. Exception remains.
															06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629866	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. xxxxxx/Partnership)	Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following for the Partnership LLC: • Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or • Internet screenshot displaying the phone listing and address verification of the borrower’s business, or • A business bank statement dated within 90 days of the Note date for income used in qualification.		Reviewer Comment (2025-06-25): Received updated 1003/1008 removing partnership income and received updated YTD and received gap P&L's signed and dated by the borrowers. Reviewer Comment (2025-06-24): No documentation was provided for the partnership per the original condition. If income is being removed, then provide the updated 1008/1003 which still reflects the partnership income. Reviewer Comment (2025-06-19): Provide the updated 1008/1003 removing income.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629879	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing income documents	Reviewer Comment (2025-06-25): Received updated 1003/1008 removing partnership income and received updated YTD and received gap P&L's signed and dated by the borrowers.

Reviewer Comment (2025-06-24): 1) Received gap P&L for 2024 and YTD 2025 for Schedule C, however 2025 is through xxxxxx . Application date is xxxxxx . P&L needs to be through xxxxxx per guidelines (YTD P&L up to one month prior to application). 2) Received 2024 personal tax return extension with amount owed of $xxxxxx Evidence debt has been paid or borrower is on a payment plan that would need to be added to DTI is required. 3) No documentation was provided for the partnership per the original condition. If income is being removed, then provide the updated 1008/1003 which still reflects the partnership income.
															06/25/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629880	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents	Reviewer Comment (2025-06-25): Received updated 1003/1008 removing partnership income and received updated YTD and received gap P&L's signed and dated by the borrowers. See added separate exception for tax liability.

Reviewer Comment (2025-06-24): 1) Received gap P&L for 2024 and YTD 2025 for Schedule C, however 2025 is through xxxxxx . Application date is xxxxxx . P&L needs to be through xxxxxx per guidelines (YTD P&L up to one month prior to application). 2) Received 2024 personal tax return extension with amount owed of $xxxxxx. Evidence debt has been paid or borrower is on a payment plan that would need to be added to DTI is required. 3) No documentation was provided for the partnership per the original condition. If income is being removed, then provide the updated 1008/1003 which still reflects the partnership income.
															06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629881	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing income documents		Reviewer Comment (2025-06-25): Received updated 1003/1008 removing partnership income and received updated YTD and received gap P&L's signed and dated by the borrowers.	06/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33629882	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . xxxxxx/Schedule C)	2023 tax returns only provided for Schedule C business.		Reviewer Comment (2025-06-16): Client elects to waive			06/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838666	xxxxxx	33780947	xxxxxx	06/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Received 2024 personal tax return extension with amount owed of $xxxxxx Evidence debt has been paid or borrower is on a payment plan that would need to be added to DTI is required.	Reviewer Comment (2025-06-27): Per client email, stated their guidelines do not technically require proof of payment for taxes owed unless it is a lien as well as where debt was charged on xxxxxx no new personal debt per the gap report pulled xxxxxx was noted and more than like the xxxxxx card is a business card. Requested clearance. For conservative purposes, removed debt from assets in the event of a 30 day xxxxxx account which is allowed per guidelines.

Reviewer Comment (2025-06-26): Cancelled checks provided for $xxxxxxMIL federal debt. Another receipt was provided showing the borrower charged $xxxxxx for the state debt which also resulted in a $7,700 convenience fee. The only xxxxxx account on the borrower's credit report is a revolving account but does not end in xxx3000 with a credit balance of $8,200. Investor to advise.
															06/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838671	xxxxxx	33799699	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7514)			Reviewer Comment (2025-06-27): Sufficient Cure Provided At Closing		06/27/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838677	xxxxxx	33641090	xxxxxx	06/18/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10	Note date: xxxxxx; Lien Position: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-17): Client elects to waive			06/17/2025	2	A	A	D	D	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	D	C	A	N/A	N/A	D	D		N/A	No	Property Focused
xxxxxx	838677	xxxxxx	33674442	xxxxxx	06/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed Inter xxxxxx in file for the subject property, however, page 2 of the DOT does not reflect this rider is included. Provide the corrected and executed DOT to include the rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-06-27): LOE to borrower and evidence of delivery to borrower provided Reviewer Comment (2025-06-26): Received recorded xxxxxx affidavit to include the rider. Pending receipt of LOE to borrower & evidence of delivery to borrower.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	D	C	A	N/A	N/A	D	D		N/A	No	Property Focused
xxxxxx	838740	xxxxxx	33674247	xxxxxx	06/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Please provide evidence of Ins for primary residence. Property is financed.		Reviewer Comment (2025-06-25): HOI provided. Covered by an xxxxxx at no cost to borrower per document provided.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838752	xxxxxx	33677187	xxxxxx	06/23/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-06-27): Later dated commitment page provided with updated amount	06/27/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838752	xxxxxx	33677983	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-06-30): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838752	xxxxxx	33714269	xxxxxx	06/23/2025	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.	Financial Institution: xxxxxx // Account Type: Gift Funds / Account Number: xxxx	Gift funds not allowed on Foreign Nationals. EMD received via Gift.		Reviewer Comment (2025-06-27): Per the settlement statement no EMD received. Removed from qualifying as not needed. Reviewer Comment (2025-06-24): You need to evidence that the title company refunded the gift funds as these were the EMD sent to title.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838761	xxxxxx	33612506	xxxxxx	06/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Cure nor valid COC provided. COC only states desk review fee was added.		Reviewer Comment (2025-06-26): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		06/26/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838761	xxxxxx	33618055	xxxxxx	06/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Borrower borrowed $350K on xxxxxx against property on xxxxxx stmt in file. Need proof of this monthly payment.		Reviewer Comment (2025-06-19): Received First payment letter proof of monthly payment. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838761	xxxxxx	33638352	xxxxxx	06/13/2025	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.		The license attached to the appraisal reflects expired on xxxxxx . Appraisal was completed xxxxxx . Provide a copy of the appraiser's current license that reflect active through completion of report.		Reviewer Comment (2025-06-19): License provided	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	C	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838776	xxxxxx	33609144	xxxxxx	06/06/2025	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.08087% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .08087%).	Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx exceeds maximum allowable an investor allowable total of xxxxxx. The variance is xxxxxx.		Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838841	xxxxxx	33638246	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-16): Client elects to waive			06/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838841	xxxxxx	33638248	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Loan Disclosures section (page 4) - Partial Payments, both options, may hold and does not accept is selected.		Reviewer Comment (2025-06-27): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		06/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838841	xxxxxx	33655234	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)	Final CD is marked Other: Fire Insurance.		Reviewer Comment (2025-06-16): Client elects to waive			06/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838841	xxxxxx	33655333	xxxxxx	06/17/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not in file and appraisal is in another lender's name.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-16): Client elects to waive			06/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838841	xxxxxx	33668599	xxxxxx	06/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR is from a private/non-institutional landlord. Provide 6 months cancelled checks.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	839323	xxxxxx	33716939	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2025-06-24): Client elect to waive			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33715660	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-26): Approval provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33715882	xxxxxx	06/25/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-06-26): Supplement provided	06/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33716288	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-06-27): SitusAMC received e-consent for initial LE.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33716687	xxxxxx	06/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-27): UDM provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33716888	xxxxxx	06/25/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33725857	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-06-27): Tax Certs provided. Utilized 1.25% per guidelines and is higher than taxes reflected on certs. Reviewer Comment (2025-06-26): The tax cert with tax rate are still required to ensure the county does not have a higher tax rate or any additional taxes that need to be included.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839336	xxxxxx	33725918	xxxxxx	06/25/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 not provided. Application date captured from Fraud Report.		Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839358	xxxxxx	33681384	xxxxxx	06/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Missing Green Card (Form I-551) for evidence of employment authorization. Initial application shows xxxxxx Citizen but final signed application shows Permanent Resident Alien.		Reviewer Comment (2025-06-30): Received Permanent Resident Alien card. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839358	xxxxxx	33681437	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-20): Client elects to waive			06/20/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839358	xxxxxx	33681440	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-07-01): SitusAMC received xxxxxx Initial CD, 3 business days prior to the consummation.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839358	xxxxxx	33684406	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor's for the seller, xxxxxx, were not included in the report.		Reviewer Comment (2025-06-30): Received updated Fraud Report. Fraud & OFAC searched ran on authorized signor's for the seller, xxxxxx and xxxxxx. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839368	xxxxxx	33638756	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	839370	xxxxxx	33707377	xxxxxx	06/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. 12 month canceled checks were provided for payment history only on the borrower's primary residence.		Reviewer Comment (2025-07-02): Received VOR for borrower's primary residence. Exception cleared.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839370	xxxxxx	33707405	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. Signor for the seller, xxxxxx, was not included.		Reviewer Comment (2025-06-26): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839440	xxxxxx	33600781	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $786,476.97 is over disclosed by $130.00 compared to the calculated Amount Financed of $786,346.97 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $1,072,600.17; calculated amount financed is $1,072,730.17. Variance is -$130.00.		Reviewer Comment (2025-06-17): SitusAMC received statement of fee purpose.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839440	xxxxxx	33600782	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,072,600.17 is under disclosed by $130.00 compared to the calculated Finance Charge of $1,072,730.17 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $1,072,600.17; calculated finance charge is $1,072,730.17. Variance is -$130.00.		Reviewer Comment (2025-06-17): SitusAMC received statement of fee purpose.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839440	xxxxxx	33600783	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $780.00 exceeds tolerance of $620.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-06-06): Sufficient Cure Provided At Closing		06/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839440	xxxxxx	33600811	xxxxxx	06/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-16): CDA received Reviewer Comment (2025-06-12): CDA will be ordered	06/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839440	xxxxxx	33600837	xxxxxx	06/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-16): E-consent provided	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839440	xxxxxx	33641500	xxxxxx	06/12/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-06-16): CDA received Reviewer Comment (2025-06-13): Valuation Received - xxxxxx	06/16/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839440	xxxxxx	33670827	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2025-06-25): SitusAMC received disclosure summary suffice.

Reviewer Comment (2025-06-17): Row 30 TRID GRID 4.0: If dated e-consent is in file, TPR will evaluate and cite any TRID timing exceptions resulting from e-disclosures provided prior to e-consent date. If the borrower does not provide e-consent within the disclosure timing period, disclosure will not be considered to be sent timely even if provided/e-mailed by creditor within the delivery timeframe (19(e)(1)(iv)-2)). Example: A loan with xxxxxx app date, initial LE e-mailed by creditor on xxxxxx borrower opened email and provided e-consent on xxxxxx and viewed LE on same day, would generate an initial LE 3-day timing exception unless creditor provides evidence that disclosures were provided in a different manner (mail or in person) in accordance with the timing requirements of § 1026.19(e)(1)(iii).As noted in the regulations, if electronic delivery of the Initial LE is missing the e-consent within 3 business days of application, but lender can provide that other evidence the disclosures were provided to borrower by another method (such as mail or in person) within the 3 business days, that would meet the timing requirements.  The LE was received by the borrower and on xxxxxx along with the e-consent.  No documentation in current loan file indicates the initial LE was sent earlier.  Please provide documentation of mailing or earlier receipt if available.  This is a timing exception with no visible cure.

Reviewer Comment (2025-06-16): E-consent received post-review
															06/25/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839481	xxxxxx	33631626	xxxxxx	06/17/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-18): FTP provided	06/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	839481	xxxxxx	33631878	xxxxxx	06/17/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	xxxxxx Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2025-06-20): Received signed lender disclosure, LOE to borrower and evidence of delivery to borrower Reviewer Comment (2025-06-19): The lender signed the disclosure post-close. To cure, provide the completed signed disclosure to the borrower, LOE to borrower and evidence of delivery to the borrower.		06/20/2025		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	D	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839481	xxxxxx	33631880	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,467.00 exceeds tolerance of $7,213.00 plus 10% or $7,934.30. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-06-11): Sufficient Cure Provided At Closing		06/11/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	A	D	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839481	xxxxxx	33668174	xxxxxx	06/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Judgment on title payoff was good through xxxxxx , however loan did not close and debt was not paid off until xxxxxx .		Reviewer Comment (2025-06-18): Clear FTP provided	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	839496	xxxxxx	33619231	xxxxxx	06/16/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 673 is less than Guideline representative FICO score of 680.	Per investor overlays to lender guidelines, minimum FICO for C/O is 680. < 680 C/O is not acceptable.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-17): Client elects to waive with verified compensation factors			06/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33581853	xxxxxx	06/10/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-12): Received E-Sign Consent Agreement. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33581913	xxxxxx	06/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-13): Supplement provided	06/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33581928	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide full Fraud Report. All parties to the transaction must be included in the Fraud and OFAC searches.		Reviewer Comment (2025-06-12): Received full Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33581936	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided	Provide sales contract addendum to reflect final sales price changed to xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-25): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-17): Investor to advise if they are accepting escrow instructions for updates to purchase contract in lieu of extension to purchase contract. The lender also requested a waiver. Assigned to investor.

Reviewer Comment (2025-06-17): Please do not respond back to conditions assigned to the investor as this assigns it back to the diligence firm. If you need a status on a waive, reach out to the investor direct. Re-assigning loan back to investor.

Reviewer Comment (2025-06-13): Investor to advise if they are accepting escrow instructions for updates to purchase contract in lieu of extension to purchase contract. Assigned to investor.

Reviewer Comment (2025-06-12): Condition cannot be waived. Escrow instructions are not acceptable in lieu of purchase contract/purchase contract extensions. Guidelines also do not reflect escrow instructions can be used in lieu of.
																	06/25/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33581980	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-09): Client elects to waive			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839497	xxxxxx	33609850	xxxxxx	06/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of gift funds for $150,000. A PC-CD is not acceptable.		Reviewer Comment (2025-06-16): Received Gift Letter. Exception cleared. Reviewer Comment (2025-06-12): Received Wire Confirmation reflects received from name as xxxxxx. However, gift letter reflects donor name as xxxxxx. Please provide updated gift letter to reflect the correct donor name along with all the required details. Exception remains.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839511	xxxxxx	33668164	xxxxxx	06/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		REO property on xxxxxx - Received 10 months pay history from xxxxxx. Guidelines required 12 month pay history. New loan xxxxxx Please provide VOM for the initial loan at acquisition of xxxxxx on xxxxxx (not reporting on borrowers credit report).		Reviewer Comment (2025-07-02): Received VOM and 6 months of borrower's payment. Exception cleared. Reviewer Comment (2025-06-23): All mortgage liens need a 12 month mortgage history. There is only 10 months provided. The guidelines also state mortgage liens require a 12 month housing history.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839555	xxxxxx	33676036	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-06-30): Articles provided	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839555	xxxxxx	33676040	xxxxxx	06/23/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2025-06-30): Updated bank statement provided with increased assets.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839555	xxxxxx	33676049	xxxxxx	06/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for the sq ft on property is xxxxxx and requirement is 500 sq ft, however comp factors are incorrect. DSCR is not > 1.30 and reserves are not 10 or more above the requirement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839555	xxxxxx	33676059	xxxxxx	06/23/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $47,599.16 is less than Cash From Borrower $55,351.09.			Reviewer Comment (2025-06-30): Updated bank statement provided with increased assets.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839779	xxxxxx	33734456	xxxxxx	06/30/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.08 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Loan amount < $150,000, requires a minimum 1.25 DSCR. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839779	xxxxxx	33734457	xxxxxx	06/30/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Loan amount < $150,000, max LTV is 70% on a purchase. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839931	xxxxxx	33632495	xxxxxx	06/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-23): Received Title Supplement. Exception cleared.	06/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839931	xxxxxx	33632658	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,284.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Cure nor valid COC provided		Reviewer Comment (2025-06-24): SItusAMC received a valid COC.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839931	xxxxxx	33668950	xxxxxx	06/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the gift funds for $120,000. Listed on PC-CD which is a lender generated document and not acceptable. Provide the wire transfer to title or final stamped settlement statement to support title company received funds.		Reviewer Comment (2025-06-24): Received Deposit Receipt and Wire Confirmation for gift funds. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839934	xxxxxx	33674749	xxxxxx	06/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-06-27): HOI provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839934	xxxxxx	33709285	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is pending court action on title.		Reviewer Comment (2025-06-26): Title supplement provided removing item.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839934	xxxxxx	33709320	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PC-CD in file that reflects an outstanding tax lien was paid that is not on the Final CD. Provide the Final Stamped Settlement Statement to support the lien was paid at closing.		Reviewer Comment (2025-06-24): Final stamped closing statement provided reflecting paid through closing	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839942	xxxxxx	33671245	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-19): Client elects to waive			06/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839947	xxxxxx	33628985	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided	Reviewer Comment (2025-06-26): Received Business Purpose Certificate. Exception cleared.

Reviewer Comment (2025-06-24): Please provide borrower's initial on updated Business Purpose Certificate to verify that the changes was done by borrower. Exception remains.

Reviewer Comment (2025-06-23): Received Business Purpose Certificate which is an altered document. The font is not same throughout the document. Kindly provide updated Business Purpose Certificate. Exception remains.

Reviewer Comment (2025-06-18): Received Business Purpose Certificate is missing information on Section 1, that is Loan amount and Property Address. Exception remains.
															06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839947	xxxxxx	33628990	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-18): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839947	xxxxxx	33661859	xxxxxx	06/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage history for the primary residence. Housing history must be within 45 days of application date. DLA xxxxxx . Application date xxxxxx .		Reviewer Comment (2025-06-20): Received credit supplement report with DLA xxxxxx xxxxxx. Exception cleared.	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839948	xxxxxx	33609925	xxxxxx	06/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-16): Received Credit Report - Gap. Exception cleared.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839954	xxxxxx	33665265	xxxxxx	06/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.94 is less than Guideline PITIA months reserves of 2.00.	Per guidelines, gift funds cannot be used for reserves. Cash to close is calculated as funds to close + POCB fees + EMD + any adjustments/gifts/1031 on the Final CD. Cash to close required total = $105,431.22 - assets verified (including gifts and EMD) $106,631.44 = $1,200.22 remaining or 0.60 months reserves.	Reviewer Comment (2025-06-27): Additional asset statement provided

Reviewer Comment (2025-06-24): POCB provided for appraisal. New reserve count is 0.94 months or $1,875.22. Post-close assets would not be acceptable. Borrower needed sufficient reserves at or prior to closing.

Reviewer Comment (2025-06-24): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.60 is less than Guideline PITIA months reserves of 2.00.

Reviewer Comment (2025-06-23): Received funds to close in the amount of $37,756.22 that came from xxxxxx account post statement. Remaining reserves are $1,200.22 still or 0.60 months reserves. Please reference the original condition for how cash to close is calculated.
															06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839954	xxxxxx	33665287	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-24): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839961	xxxxxx	33675138	xxxxxx	06/20/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal provided has a report date that is post closing. Please provided a pre-close appraisal.		Reviewer Comment (2025-06-24): Received pre-close appraisal. Exception cleared.	06/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839961	xxxxxx	33708822	xxxxxx	06/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Provide the updated statement for the 401K plan with xxxxxx. Per guidelines, asset documents cannot be > 60 days aged. Last statement date is xxxxxx .		Reviewer Comment (2025-06-24): Updated statement printout provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839961	xxxxxx	33708885	xxxxxx	06/20/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-23): Received Title Supplement. Exception cleared.	06/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839966	xxxxxx	33674186	xxxxxx	06/18/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	For cashout refinances, a listing expiration of less than six (6) months is permitted with a minimum prepayment penalty of three (3) years. Loan does not have a PPP.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-06-30): Client elects to waive with verified compensation factors			06/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839980	xxxxxx	33733342	xxxxxx	06/30/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-07-03): Updated HOI provided Reviewer Comment (2025-07-01): Condition cannot be waived. Please review the original condition. Wet States: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. Dry States only allow effective date at time of disbursement.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840169	xxxxxx	33716716	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report dated xxxxxx missing evidence of receipt.		Reviewer Comment (2025-06-17): Client elects to waive.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840182	xxxxxx	33734027	xxxxxx	06/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers must generally have a two-year history in their line of work. If a borrower has less than two years’ self-employment, a lesser history with a minimum of one year may be acceptable provided the borrower has a minimum two years previous history in the same line of work. Borrower's other job is a xxxxxx. The Articles of Org for the Schedule C business reflects a start date of 8.10.2023 (or 1.85 years). This conflicts with the CPA letter that states borrower has been in the xxxxxx line of work for over 2 years.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors.			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840251	xxxxxx	33683820	xxxxxx	05/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception: Per the condo docs and HOA email there are xxxxxx units and one LLC owns xxxxxx of the units. Approved subject to a max LTV of 80% abd .50 add to price. Missing compensating factors to down grade and waive.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-05-14): Client elects to downgrade and waive using compensating factors More than 12 months reserves Long term employment Minimal consumer debt			05/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840437	xxxxxx	33696181	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.54968% or Final Disclosure APR of 8.62500% is equal to or greater than the threshold of APOR 6.92% + 1.5%, or 8.42000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-06-25): Appraisal delivery provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840437	xxxxxx	33696182	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-25): Appraisal delivery provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840437	xxxxxx	33718362	xxxxxx	06/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects xxxxxx ISAOA		Reviewer Comment (2025-06-25): Updated HOI provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840667	xxxxxx	33707448	xxxxxx	06/25/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-26): Received Title Preliminary Report reflecting liability amount. Exception cleared.	06/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840667	xxxxxx	33708455	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx.		Reviewer Comment (2025-06-26): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840667	xxxxxx	33713154	xxxxxx	06/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The VOD in file reflects total credits of $84,342.19. Guidelines require source of large deposits for the following: Non-Permanent resident large deposit greater than 100% of the borrower’s qualifying income must be sourced. The qualifying income is $18,716.60. Provide source of large deposits/breakdown of transaction to determine if sourcing is needed.		Reviewer Comment (2025-06-30): Received Bank Statement from xxxxxx which meets the reserve requirement. Therefore consider 0% usability for xxxxxx account. Also received 1003 and 1008. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused